UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Floating Rate
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

1.819945.101

AFR-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (d) - 75.7%
	Principal Amount (000s)	Value (000s)

Aerospace - 0.6%
DRS Technologies, Inc. term loan 6.8916% 1/31/13 (c)	$ 1,726	$ 1,728
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 7.7481% 12/31/11 (c)	14,038	14,073
Transdigm, Inc. term loan 7.4488% 6/23/13 (c)	13,000	13,000
		28,801
Air Transportation - 0.8%
Delta Air Lines, Inc. Tranche B, term loan 10.0225% 3/16/08 (c)	1,290	1,316
UAL Corp.:
Tranche B, term loan 8.625% 2/1/12 (c)	19,250	19,467
Tranche DD, term loan 9.1875% 2/1/12 (c)	2,750	2,781
US Airways Group, Inc. term loan 8.9988% 3/31/11 (c)	11,000	11,041
		34,605
Automotive - 2.7%
Advance Auto Parts, Inc. Tranche B, term loan 6.8487% 9/30/10 (c)	2,966	2,966
AM General LLC Tranche B1, term loan 9.9802% 11/1/11 (c)	1,700	1,717
Dana Corp. term loan 7.65% 4/13/08 (c)	14,120	14,138
Delphi Corp.:
revolver loan 12.25% 6/18/09 (c)(e)	1,961	2,005
Tranche B, term loan:
8.1875% 10/8/07 (c)	14,690	14,837
13.75% 6/14/11 (c)	16,998	17,635
Enersys Capital, Inc. term loan 7.2916% 3/17/11 (c)	980	980
Federal-Mogul Financing Trust term loan 7.5% 12/9/06 (c)	8,700	8,744
Goodyear Tire & Rubber Co. Tranche 1, Credit-Linked Deposit 7.142% 4/30/10 (c)	21,820	21,820
Mark IV Industries, Inc. Tranche B1, term loan 7.9969% 6/21/11 (c)	4,000	4,025
Tenneco Auto, Inc.:
Tranche B, term loan 7.19% 12/12/10 (c)	3,042	3,057
Tranche B1, Credit-Linked Deposit 7.558% 12/12/10 (c)	1,336	1,343
Travelcenters of America, Inc. Tranche B, term loan 7.0225% 12/1/11 (c)	7,535	7,506
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
TRW Automotive Holdings Corp.:
Tranche B, term loan 7.1875% 6/30/12 (c)	$ 2,278	$ 2,269
Tranche B2, term loan 6.8125% 6/30/12 (c)	1,990	1,985
Tranche E, term loan 6.75% 10/31/10 (c)	14,775	14,720
Visteon Corp. term loan 8.61% 6/13/13 (c)	5,000	5,000
		124,747
Broadcasting - 1.4%
Cumulus Media, Inc. term loan 7.4535% 6/7/13 (c)	2,000	2,003
Emmis Operating Co. Tranche B, term loan 7.1386% 11/10/11 (c)	6,333	6,325
Entravision Communication Corp. term loan 7.01% 3/29/13 (c)	5,955	5,940
Gray Television, Inc.:
Tranche B, term loan 7.01% 11/22/12 (c)	8,131	8,111
Tranche B2, term loan 7% 5/22/13 (c)	2,488	2,481
Montecito Broadcast Group LLC Tranche 1, term loan 7.7231% 1/27/13 (c)	1,990	1,995
Nexstar Broadcasting, Inc. Tranche B, term loan 7.2494% 10/1/12 (c)	18,220	18,174
Paxson Communications Corp. term loan 8.7569% 1/15/12 (c)	6,000	6,113
Raycom TV Broadcasting, Inc. Tranche B, term loan 7% 8/28/13 (c)	5,969	5,924
Spanish Broadcasting System, Inc. Tranche 1, term loan 7.25% 6/10/12 (c)	7,900	7,880
		64,946
Building Materials - 0.8%
Goodman Global Holdings, Inc. Tranche C, term loan 6.9375% 12/23/11 (c)	5,796	5,767
Interline Brands, Inc.:
Tranche B, term loan 7.2599% 6/23/13 (c)	870	870
Tranche DD, term loan 7.2599% 6/23/13 (c)	1,130	1,130
Masonite International Corp. term loan 7.4901% 4/5/13 (c)	16,294	15,805
Nortek Holdings, Inc. Tranche B, term loan 7.4047% 8/27/11 (c)	11,790	11,746
		35,318
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 7.8%
Cebridge Connections, Inc. Tranche 1, term loan 7.7388% 11/5/13 (c)	$ 1,000	$ 993
Charter Communications Operating LLC Tranche B, term loan 8.125% 4/28/13 (c)	116,000	116,128
CSC Holdings, Inc. Tranche B, term loan 7.0345% 3/29/13 (c)	81,795	81,386
DIRECTV Holdings LLC Tranche B, term loan 6.9% 4/13/13 (c)	29,472	29,435
Insight Midwest Holdings LLC:
Tranche A, term loan 6.6875% 6/30/09 (c)	20,134	20,034
Tranche C, term loan 7.4375% 12/31/09 (c)	14,632	14,596
Liberty Cablevision of Puerto Rico LTC term loan 7.4806% 3/1/13 (c)	4,988	4,988
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche D1, term loan 7.0987% 1/31/15 (c)	3,930	3,916
Mediacom LLC Tranche C1, term loan 7.094% 1/31/15 (c)	9,825	9,776
NTL Cable PLC:
term loan 10.315% 3/3/07 (c)	8,085	8,075
Tranche B, term loan LIBOR + 2.25% 1/10/13 (c)	19,680	19,729
San Juan Cable, Inc. Tranche 1, term loan 7.2518% 10/31/12 (c)	5,970	5,977
UPC Broadband Holding BV:
Tranche J2, term loan 7.64% 3/31/13 (c)	20,504	20,443
Tranche K2, term loan 7.64% 12/31/13 (c)	20,504	20,443
		355,919
Capital Goods - 1.9%
AGCO Corp. term loan 7.2488% 7/3/09 (c)	9,261	9,272
Alliance Laundry Systems LLC term loan 7.6% 1/27/12 (c)	455	457
Amsted Industries, Inc.:
term loan 7.459% 4/5/13 (c)	5,855	5,833
Tranche DD, term loan 4/5/13 (e)	3,111	3,072
Chart Industries, Inc. Tranche B, term loan 7.5625% 10/17/12 (c)	5,085	5,085
Dresser, Inc. Tranche C, term loan 7.9% 4/10/09 (c)	1,070	1,080
Flowserve Corp. term loan 7.2278% 8/10/12 (c)	19,110	19,134
Hexcel Corp. Tranche B, term loan 7.1881% 3/1/12 (c)	5,044	5,044
Invensys International Holding Ltd.:
term loan 7.4459% 12/15/10 (c)	1,920	1,920
Tranche B, term loan 7.3119% 1/15/11 (c)	2,080	2,080
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Mueller Group, Inc. term loan 7.6461% 10/3/12 (c)	$ 2,139	$ 2,149
NACCO Materials Handling Group, Inc. term loan 7.2242% 3/21/13 (c)	2,000	1,993
Rexnord Corp. Tranche B, term loan 8.0615% 7/19/13 (c)	8,000	8,030
Sensata Technologies BV term loan 7.2389% 4/27/13 (c)	6,265	6,226
Terex Corp. term loan 7.1088% 7/14/14 (c)	11,740	11,755
Walter Industries, Inc. term loan 7.1242% 10/3/12 (c)	4,680	4,669
		87,799
Chemicals - 4.0%
Basell USA, Inc.:
Tranche B2, term loan 7.7269% 8/1/13 (c)	1,730	1,756
Tranche C2, term loan 8.2269% 8/1/14 (c)	1,730	1,756
Brenntag AG Tranche B, term loan 8.08% 1/18/14 (c)	2,000	2,020
Celanese AG Credit-Linked Deposit 7.5838% 4/6/09 (c)	6,000	6,008
Celanese Holding LLC term loan 7.4988% 4/6/11 (c)	42,753	42,806
Hercules, Inc. Tranche B, term loan 7.0095% 10/8/10 (c)	5,384	5,411
Hexion Specialty Chemicals, Inc. term loan 7.5514% 5/5/13 (c)	9,000	8,888
Huntsman International LLC Tranche B, term loan 7.15% 8/16/12 (c)	36,631	36,402
INEOS US Finance:
Tranche B, term loan 7.3392% 1/31/13 (c)	4,825	4,855
Tranche C, term loan 7.8392% 1/31/14 (c)	4,825	4,855
Innophos, Inc. Tranche B, term loan 7.6794% 8/13/10 (c)	3,778	3,787
ISP Chemco, Inc. Tranche B, term loan 7.0756% 2/16/13 (c)	7,980	7,980
Mosaic Co. Tranche B, term loan 6.9892% 2/21/12 (c)	12,734	12,702
Nalco Co. Tranche B, term loan 7.2167% 11/4/10 (c)	20,839	20,813
Rockwood Specialties Group, Inc. Tranche E, term loan 7.485% 7/30/12 (c)	16,480	16,500
Solutia, Inc. Tranche B, term loan 8.72% 3/31/07 (c)	6,690	6,715
		183,254
Consumer Products - 1.1%
ACCO Brands Corp. Tranche B, term loan 7.1156% 8/17/12 (c)	1,803	1,799
American Achievement Corp. Tranche B, term loan 7.9312% 3/25/11 (c)	2,407	2,443
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Central Garden & Pet Co. Tranche B, term loan 6.8499% 9/12/12 (c)	$ 4,988	$ 4,969
Herbalife International, Inc. term loan 6.83% 7/21/13 (c)(e)	5,000	5,013
Jarden Corp.:
term loan 7.4988% 1/24/12 (c)	6,241	6,226
Tranche B2, term loan 7.2488% 1/24/12 (c)	3,266	3,250
Jostens IH Corp. Tranche C, term loan 7.0681% 10/4/11 (c)	12,148	12,178
NPI Merger Corp. term loan 7.265% 4/26/13 (c)	3,791	3,786
Revlon Consumer Products Corp. term loan 11.4914% 7/9/10 (c)	5,640	5,796
Sealy Mattress Co. Tranche D, term loan 7.1002% 4/6/12 (c)	6,532	6,524
		51,984
Containers - 1.7%
Berry Plastics Corp. term loan 7.15% 12/2/11 (c)	3,662	3,658
Bluegrass Container Co. LLC Tranche 1, term loan 7.65% 6/30/13 (c)(e)	12,910	12,958
BWAY Corp. Tranche B, term loan 9% 7/17/13 (c)	4,600	4,606
Crown Holdings, Inc. Tranche B, term loan 6.9488% 11/15/12 (c)	4,320	4,309
Graham Packaging Holdings Co.:
Tranche B, term loan 7.8125% 10/4/11 (c)	2,663	2,670
Tranche B1, term loan 7.7475% 10/4/11 (c)	16,793	16,835
Intertape Polymer, Inc. Tranche B, term loan 7.5767% 7/28/11 (c)	6,875	6,884
Owens-Brockway Glass Container, Inc. Tranche B, term loan 7.1064% 6/14/13 (c)	18,010	17,987
Solo Cup Co. Tranche B1, term loan 7.8423% 2/27/11 (c)	7,314	7,333
		77,240
Diversified Financial Services - 2.0%
Ameritrade Holding Corp. Tranche B, term loan 6.9% 1/23/13 (c)	19,950	19,900
AWAS Aviation Acquisitions Ltd. Tranche 1, term loan 7.25% 3/15/13 (c)	22,019	21,413
Global Cash Access LLC/Global Cash Access Finance Corp. Tranche B, term loan 7.15% 3/10/10 (c)	9,236	9,225
LPL Holdings, Inc. Tranche B, term loan 8.6653% 6/28/13 (c)	8,950	9,040
Newkirk Master LP Tranche B, term loan 7.0963% 8/11/08 (c)	4,712	4,706
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 6.975% 4/18/12 (c)	$ 16,418	$ 16,418
Tranche C, term loan 6.9833% 4/18/12 (c)	9,517	9,517
		90,219
Diversified Media - 0.6%
Adams Outdoor Advertising Ltd. term loan 7.2655% 10/18/12 (c)	2,901	2,901
LBI Media, Inc. Tranche B, term loan 6.7631% 3/31/12 (c)	2,294	2,283
NextMedia Operating, Inc. Tranche 1, term loan 7.3589% 11/18/12 (c)	4,347	4,331
Quebecor Media, Inc. Tranche B, term loan 7.5069% 1/17/13 (c)	4,975	4,987
R.H. Donnelley Corp.:
Tranche A4, term loan 6.7297% 12/31/09 (c)	936	926
Tranche D1, term loan 6.9224% 6/30/11 (c)	9,940	9,865
Thomson Media, Inc. Tranche B1, term loan 7.68% 11/8/11 (c)	3,362	3,362
		28,655
Electric Utilities - 4.0%
AES Corp. term loan 7.125% 8/10/11 (c)	5,429	5,415
Calpine Generating Co. LLC Tranche 1, term loan 9.0963% 4/1/09 (c)	16,350	16,718
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 7.71% 6/24/12 (c)	4,504	4,526
term loan 7.7028% 6/24/12 (c)	3,227	3,243
Dynegy Holdings, Inc.:
Tranche B, term loan 6.97% 1/31/12 (c)	2,000	1,998
6.96% 4/19/12 (c)	10,000	9,975
LSP Gen Finance Co. LLC Tranche B1, term loan 7.2488% 5/4/13 (c)(e)	8,650	8,607
Midwest Generation LLC term loan 7.2668% 4/27/11 (c)	900	899
Mirant North America LLC/Mirant North America Finance Corp. term loan 7.15% 1/3/13 (c)	24,916	24,760
NRG Energy, Inc.:
Credit-Linked Deposit 7.4988% 2/1/13 (c)	20,566	20,618
term loan 7.2306% 2/1/13 (c)	81,230	81,535
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Primary Energy Finance LLC term loan 7.4% 8/24/12 (c)	$ 1,735	$ 1,733
Reliant Energy, Inc. Tranche B2, term loan 7.655% 4/30/10 (c)	3,985	3,980
		184,007
Energy - 2.9%
Alon USA, Inc. term loan 7.9063% 6/9/13 (c)(e)	4,000	4,020
ATP Oil & Gas Corp. term loan 8.7009% 4/14/10 (c)	3,000	3,023
Boart Longyear Holdings, Inc. Tranche 1, term loan 8.5% 7/28/12 (c)	8,933	8,966
Buckeye Pipe Line Co. term loan 7.8119% 12/17/11 (c)	2,809	2,823
Citgo Petroleum Corp. Tranche B, term loan 6.695% 11/15/12 (c)	13,084	13,019
Coffeyville Resources LLC:
Credit-Linked Deposit 7.9% 7/8/11 (c)	4,800	4,800
Tranche B1, term loan 7.6875% 7/8/12 (c)	7,128	7,128
Dresser-Rand Group, Inc. Tranche B, term loan 7.2708% 10/29/11 (c)	4,095	4,110
El Paso Corp. 7.43% 7/31/11 (c)	21,810	21,892
EPCO Holdings, Inc. Tranche C, term loan 7.4003% 8/16/10 (c)	12,870	12,918
Lyondell-Citgo Refining LP term loan 7.4988% 5/21/07 (c)	7,840	7,879
MEG Energy Corp.:
term loan 7.5% 4/3/13 (c)	2,494	2,491
Tranche DD, term loan 4/3/13 (e)	2,500	2,488
Petroleum Geo-Services ASA term loan 8% 12/16/12 (c)	3,506	3,524
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.6238% 10/31/12 (c)	3,290	3,299
term loan 7.3901% 10/31/12 (c)	13,607	13,641
Universal Compression, Inc. term loan 7% 2/15/12 (c)	9,230	9,218
Vulcan/Plains Resources, Inc. term loan 6.6894% 8/12/11 (c)	2,932	2,928
W&T Offshore, Inc. Tranche B, term loan 5/26/10 (e)	4,810	4,804
		132,971
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 2.0%
Alliance Atlantis Communications, Inc. Tranche C, term loan 6.9988% 12/19/11 (c)	$ 3,950	$ 3,945
AMC Entertainment, Inc. term loan 7.525% 1/26/13 (c)	12,447	12,479
Cinemark USA, Inc. Tranche C, term loan 7.2598% 3/31/11 (c)	10,704	10,690
MGM Holdings II, Inc. Tranche B, term loan 7.7488% 4/8/12 (c)	36,915	36,869
Regal Cinemas Corp. term loan 7.2229% 11/10/10 (c)	27,410	27,273
		91,256
Environmental - 1.5%
Allied Waste Industries, Inc.:
term loan 7.1457% 1/15/12 (c)	42,380	42,169
Tranche A, Credit-Linked Deposit 7.0581% 1/15/12 (c)	16,454	16,372
Casella Waste Systems, Inc. Tranche B, term loan 7.385% 4/28/10 (c)	2,000	2,005
EnergySolutions, Inc.:
Credit-Linked Deposit 7.62% 6/7/13 (c)	189	190
term loan 7.7591% 6/7/13 (c)	5,811	5,840
Waste Services, Inc. Tranche C, term loan 8.6333% 3/31/11 (c)	1,975	1,987
		68,563
Food and Drug Retail - 1.0%
Jean Coutu Group (PJC) USA, Inc. Tranche B, term loan 7.9998% 7/30/11 (c)	29,375	29,412
SUPERVALU, Inc. Tranche B, term loan 7.0625% 6/2/12 (c)	13,885	13,833
		43,245
Food/Beverage/Tobacco - 1.8%
Bolthouse Farms, Inc. Tranche 1, term loan 7.8125% 12/16/12 (c)	3,980	4,005
Bumble Bee Foods LLC Tranche B, term loan 7.0331% 5/2/12 (c)	3,000	2,993
Commonwealth Brands, Inc. term loan 7.75% 12/22/12 (c)	7,498	7,517
Constellation Brands, Inc. Tranche B, term loan 6.8199% 6/5/13 (c)	41,357	41,461
Del Monte Corp. Tranche B, term loan 7.0364% 2/8/12 (c)	8,162	8,172
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Michael Foods, Inc. Tranche B, term loan 7.514% 11/21/10 (c)	$ 4,548	$ 4,548
Reddy Ice Group, Inc. term loan 7.25% 8/12/12 (c)	2,000	1,995
Reynolds American, Inc. Tranche B, term loan 7.2561% 5/31/12 (c)	12,000	12,045
		82,736
Gaming - 2.9%
Alliance Gaming Corp. term loan 9.33% 9/5/09 (c)	3,683	3,701
Ameristar Casinos, Inc. term loan 6.7269% 11/10/12 (c)	4,020	4,020
Boyd Gaming Corp. term loan 6.8044% 6/30/11 (c)	13,245	13,261
Choctaw Resort Development Enterprise term loan 7.7488% 11/4/11 (c)	2,149	2,157
Green Valley Ranch Gaming LLC term loan 7.2488% 12/17/11 (c)	3,679	3,674
Herbst Gaming, Inc. term loan 7.113% 1/7/11 (c)	3,555	3,555
Isle Capri Black Hawk LLC/Isle Capri Black Hawk Capital term loan 7.3517% 10/24/11 (c)	496	495
MGM MIRAGE Tranche A, term loan 6.2838% 4/25/10 (c)	9,000	8,978
Penn National Gaming, Inc. Tranche B, term loan 7.134% 7/31/12 (c)	14,927	14,946
Pinnacle Entertainment, Inc. Tranche B, term loan 7.4% 12/14/11 (c)	5,350	5,370
Trump Entertainment Resorts Holdings LP Tranche B, term loan 8.0297% 5/20/12 (c)(e)	14,504	14,576
Venetian Casino Resort LLC Tranche B, term loan 7.25% 6/15/11 (c)	24,200	24,079
Venetian Macau Ltd. Tranche B, term loan:
5/26/12 (e)	7,000	6,965
8.2% 5/26/13 (c)	14,000	13,930
Wynn Las Vegas LLC term loan 7.545% 12/14/11 (c)	14,150	14,132
		133,839
Healthcare - 7.6%
Accellent, Inc. term loan 7.23% 11/22/12 (c)	6,050	6,042
AmeriPath, Inc. Tranche B, term loan 7.39% 10/31/12 (c)	2,993	2,985
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 7.2567% 2/7/12 (c)	10,093	10,106
Community Health Systems, Inc. term loan 6.97% 8/19/11 (c)	43,922	43,867
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Concentra Operating Corp. term loan 7.6197% 9/30/11 (c)	$ 7,459	$ 7,478
CONMED Corp. Tranche B, term loan 7.1391% 4/12/13 (c)	2,993	2,993
CRC Health Group, Inc. term loan 7.7488% 2/6/13 (c)	3,990	3,975
DaVita, Inc. Tranche B, term loan 7.436% 10/5/12 (c)	54,342	54,409
DJ Orthopedics, Inc. Tranche B, term loan 7.0412% 4/7/13 (c)	2,643	2,630
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 6.8506% 3/31/12 (c)	37,910	37,578
Gentiva Health Services, Inc. term loan 7.5799% 2/28/12 (c)	1,919	1,917
HCA, Inc. term loan 6.4% 11/9/09 (c)	27,800	27,661
HealthSouth Corp. term loan 8.52% 3/10/13 (c)	27,445	27,411
Iasis Healthcare LLC Tranche B, term loan 7.7302% 6/22/11 (c)	14,212	14,248
Kinetic Concepts, Inc. Tranche B2, term loan 7.25% 8/11/10 (c)	5,781	5,802
LifeCare Holdings, Inc. term loan 7.65% 8/11/12 (c)	3,988	3,769
LifePoint Hospitals, Inc. Tranche B, term loan 7.125% 4/15/12 (c)	22,413	22,301
Multiplan, Inc. term loan 7.4988% 4/12/13 (c)	5,805	5,776
National Renal Institutes, Inc. term loan 7.4738% 3/31/13 (c)	3,460	3,451
Psychiatric Solutions, Inc. term loan 6.91% 7/1/12 (c)	8,323	8,313
Quintiles Transnational Corp. Tranche B, term loan 7.5% 3/31/13 (c)	1,995	1,993
Renal Advantage, Inc. Tranche B, term loan 7.8442% 9/30/12 (c)	5,270	5,290
Skilled Healthcare Group, Inc. Tranche 1, term loan 7.7856% 6/15/12 (c)	3,960	3,990
Team Health, Inc. term loan 7.6938% 11/22/12 (c)	16,418	16,500
U.S. Oncology, Inc.:
Tranche B, term loan 7.7589% 8/20/11 (c)	8,529	8,561
Tranche C, term loan 7.9375% 8/20/11 (c)	1,960	1,967
Vanguard Health Holding Co. I term loan 7.8672% 9/23/11 (c)	5,763	5,763
Vicar Operating, Inc. term loan 6.9375% 5/16/11 (c)	5,366	5,366
VWR Corp. Tranche B, term loan 7.77% 4/7/11 (c)	5,298	5,304
		347,446
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Homebuilding/Real Estate - 1.8%
Apartment Investment & Management Co. term loan 7.0106% 3/22/11 (c)	$ 2,100	$ 2,105
Blount, Inc. Tranche B1, term loan 7.1776% 8/9/10 (c)	1,652	1,669
Capital Automotive (REIT) Tranche B, term loan 7.1% 12/16/10 (c)	7,814	7,824
General Growth Properties, Inc. Tranche A1, term loan 6.65% 2/24/10 (c)	38,000	37,478
Lion Gables Realty LP term loan 7.1% 9/30/06 (c)	11,302	11,288
Maguire Properties, Inc. Tranche B, term loan 7.1056% 3/15/10 (c)	1,476	1,474
Trizec Properties, Inc. term loan 6.775% 5/2/07 (c)	21,000	20,974
		82,812
Hotels - 0.3%
Hilton Hotels Corp. Tranche B, term loan 6.8091% 2/22/13 (c)	11,440	11,383
Leisure - 1.5%
Cedar Fair LP term loan 7.83% 7/21/12 (c)	10,000	10,038
Century Theaters, Inc. Tranche B, term loan 7.1056% 3/1/13 (c)	4,640	4,640
Easton Bell Sports, Inc. Tranche B, term loan 6.8139% 3/16/12 (c)	2,623	2,620
London Arena & Waterfront Finance LLC Tranche A, term loan 8.7825% 3/8/12 (c)	2,993	3,007
Mega Brands, Inc. Tranche B, term loan 7.1715% 7/26/12 (c)	3,950	3,955
Six Flags Theme Park, Inc. Tranche B1, term loan 8.3594% 6/30/09 (c)	26,077	26,338
Universal City Development Partners Ltd. term loan 7.3784% 6/9/11 (c)	17,728	17,728
		68,326
Metals/Mining - 1.3%
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 7.2488% 10/26/12 (c)	10,943	10,901
Compass Minerals Tranche B, term loan 6.991% 12/22/12 (c)	11,268	11,240
Murray Energy Corp. Tranche 1, term loan 8.4% 1/28/10 (c)	2,963	2,977
Novelis, Inc. term loan 7.38% 1/7/12 (c)	18,233	18,347
Peabody Energy Corp. term loan 6.1304% 3/21/10 (c)	14,583	14,547
Stillwater Mining Co. term loan 7.6875% 7/30/10 (c)	2,140	2,137
		60,149
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Paper - 4.2%
Appleton Papers, Inc. term loan 7.5642% 6/11/10 (c)	$ 3,341	$ 3,349
Boise Cascade Holdings LLC Tranche D, term loan 7.1989% 10/26/11 (c)	21,057	21,084
Buckeye Technologies, Inc. term loan 7.3554% 3/15/08 (c)	2,768	2,761
Georgia-Pacific Corp.:
Tranche 2, term loan 8.3% 12/23/13 (c)	23,000	23,173
Tranche B1, term loan 7.3459% 12/23/12 (c)	74,625	74,532
Graphic Packaging International, Inc. Tranche C, term loan 7.922% 8/8/10 (c)	15,413	15,529
NewPage Corp. term loan 8.4988% 5/2/11 (c)	4,645	4,662
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 7.408% 11/1/10 (c)	4,164	4,175
Tranche B, term loan 7.5889% 11/1/11 (c)	21,228	21,281
Tranche C, term loan 7.5404% 11/1/11 (c)	8,777	8,799
Tranche C1, term loan 7.625% 11/1/11 (c)	2,816	2,823
Verso Paper Holdings LLC Tranche B, term loan 7.25% 7/31/13 (c)	6,000	6,000
Xerium Technologies, Inc. Tranche B, term loan 7.7488% 5/18/12 (c)	4,879	4,842
		193,010
Publishing/Printing - 2.0%
Caribe Information Investments, Inc. term loan 7.4536% 3/31/13 (c)	2,993	2,989
CBD Media, Inc. Tranche D, term loan 7.87% 12/31/09 (c)	5,308	5,322
Cenveo Corp. term loan 7.4244% 6/21/13 (c)	7,130	7,139
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A, term loan 6.4984% 11/8/08 (c)	2,450	2,419
Tranche B, term loan 6.7719% 5/8/09 (c)	11,368	11,311
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A, term loan 6.5079% 9/9/09 (c)	2,225	2,197
Tranche B, term loan 6.8033% 3/9/10 (c)	15,216	15,121
Tranche B1, term loan 6.7309% 3/10/10 (c)	15,360	15,264
R.H. Donnelley Corp. Tranche D2, term loan 6.9841% 6/30/11 (c)	27,845	27,637
Sun Media Corp. Canada Tranche B, term loan 7.235% 2/7/09 (c)	1,713	1,710
		91,109
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Railroad - 0.5%
Kansas City Southern Railway Co. Tranche B, term loan 7.1376% 4/28/13 (c)	$ 17,000	$ 17,043
RailAmerica, Inc. term loan 7.25% 9/29/11 (c)	5,540	5,547
		22,590
Restaurants - 1.3%
Arby's Restaurant Group, Inc. Tranche B, term loan 7.745% 7/25/12 (c)	4,587	4,576
Burger King Corp. Tranche B1, term loan 7% 6/30/12 (c)	19,548	19,475
CKE Restaurants, Inc. term loan 7.375% 5/1/10 (c)	1,034	1,034
Del Taco Tranche B, term loan 7.75% 3/29/13 (c)	4,988	4,988
Domino's, Inc. term loan 6.9781% 6/25/10 (c)	15,135	15,154
El Pollo Loco, Inc. Tranche B, term loan:
LIBOR + 2.25% 7/1/13 (c)	2,000	2,003
8.22% 11/18/11 (c)	1,990	1,992
Jack in the Box, Inc. term loan 6.843% 1/8/11 (c)	3,507	3,498
Landry's Seafood Restaurants, Inc. term loan 6.86% 12/28/10 (c)	8,003	8,003
		60,723
Services - 2.0%
Audatex North America, Inc. Tranche 1, term loan 7.75% 4/13/13 (c)	2,000	2,008
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 6.75% 4/19/12 (c)	3,914	3,880
CACI International, Inc. Tranche B, term loan 6.8325% 4/30/11 (c)	4,937	4,931
Coinmach Corp. Tranche B1, term loan 7.805% 12/19/12 (c)	5,988	6,025
Coinstar, Inc. term loan 7.51% 7/1/11 (c)	5,561	5,589
Education Management LLC/Education Management Finance Corp. Tranche B, term loan 8.0625% 5/23/13 (c)	7,000	7,026
Hertz Corp.:
Credit-Linked Deposit 7.6744% 12/21/12 (c)	1,444	1,453
Tranche B, term loan 7.5373% 12/21/12 (c)	11,505	11,577
IAP Worldwide Services, Inc. Tranche 1, term loan 8.5% 12/27/12 (c)	2,985	2,985
Iron Mountain, Inc.:
term loan 7.125% 4/2/11 (c)	7,925	7,925
Tranche C, term loan 7% 4/2/11 (c)	13,688	13,654
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
JohnsonDiversey, Inc.:
Tranche B, term loan 7.63% 12/16/11 (c)	$ 1,837	$ 1,846
Tranche DD, term loan 7.86% 12/16/10 (c)	509	511
Rural/Metro Corp.:
Credit-Linked Deposit 7.4344% 3/4/11 (c)	792	794
term loan 7.4924% 3/4/11 (c)	1,246	1,249
United Rentals, Inc.:
term loan 7.4% 2/14/11 (c)	10,413	10,400
Tranche B, Credit-Linked Deposit 7.3081% 2/14/11 (c)	1,937	1,934
US Investigations Services, Inc.:
term loan 7.92% 10/14/12 (c)	5,920	5,927
Tranche C, term loan 7.92% 10/14/12 (c)	1,978	1,981
		91,695
Shipping - 0.3%
Baker Tanks, Inc.:
term loan 11/23/12 (e)	107	107
Tranche B, term loan 7.9955% 11/23/12 (c)	886	891
Horizon Lines LLC Tranche C, term loan 7.75% 7/7/11 (c)	3,773	3,768
Laidlaw International, Inc. Class B, term loan 9% 7/31/13 (c)	9,000	9,000
		13,766
Super Retail - 1.1%
Alimentation Couche-Tard, Inc. term loan 7.1875% 12/17/10 (c)	1,552	1,564
Buhrmann US, Inc. Tranche D1, term loan 7.0125% 12/31/10 (c)	5,576	5,562
J. Crew Group, Inc. term loan 7.74% 5/15/13 (c)	4,588	4,565
Neiman Marcus Group, Inc. term loan 7.77% 4/6/13 (c)	15,190	15,304
Oriental Trading Co., Inc. Tranche 1, term loan 8.15% 7/31/13 (c)	4,000	4,000
The Pep Boys - Manny, Moe & Jack term loan 8.21% 1/27/11 (c)	2,354	2,369
Toys 'R' US, Inc. term loan 8.3463% 12/9/08 (c)	19,000	18,881
		52,245
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Technology - 3.8%
Affiliated Computer Services, Inc.:
term loan 7.4% 3/20/13 (c)	$ 18,288	$ 18,300
Tranche B2, term loan 7.3338% 3/20/13 (c)	16,000	16,010
AMI Semiconductor, Inc. term loan 6.9% 4/1/12 (c)	4,942	4,930
Eastman Kodak Co. term loan 7.6618% 10/18/12 (c)	14,086	14,068
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 6.5994% 3/9/11 (c)	1,980	1,973
Tranche B, term loan 7.0994% 3/9/13 (c)	22,303	22,331
Infor Global Solutions Tranche 7, term loan 9.15% 7/28/12 (c)	3,000	3,011
K & F Industries, Inc. term loan 7.4% 11/18/12 (c)	6,882	6,890
ON Semiconductor Corp. Tranche H, term loan 7.75% 12/15/11 (c)	5,898	5,891
SERENA Software, Inc. term loan 7.41% 3/10/13 (c)	5,625	5,611
SunGard Data Systems, Inc. Tranche B, term loan 7.66% 2/10/13 (c)	69,278	69,711
Verifone, Inc. Tranche B, term loan 7.235% 6/30/11 (c)	5,843	5,836
		174,562
Telecommunications - 6.2%
Alaska Communications Systems Holding term loan 7.2488% 2/1/12 (c)	5,000	4,994
Centennial Cellular Operating Co. LLC term loan 7.6796% 2/9/11 (c)	15,635	15,693
Cincinnati Bell, Inc. Tranche B, term loan 6.7484% 8/31/12 (c)	12,903	12,838
Consolidated Communications, Inc. Tranche D, term loan 7.1647% 10/14/11 (c)	2,000	1,998
Crown Castle Operating Co. Tranche B, term loan 7.65% 6/1/14 (c)	33,000	33,165
Intelsat Ltd. Tranche B, term loan 7.7581% 7/3/13 (c)	26,000	26,098
Iowa Telecommunication Services, Inc. Tranche B, term loan 7.2375% 11/23/11 (c)	4,000	4,000
Leap Wireless International, Inc. Tranche B, term loan 8.2488% 6/16/13 (c)	7,000	7,039
Level 3 Communications, Inc. term loan 8.2381% 12/2/11 (c)	12,500	12,500
Madison River Capital LLC/Madison River Finance Corp. Tranche B1, term loan 7.73% 7/29/12 (c)	5,000	5,013
Nextel Partners Operating Corp. Tranche D, term loan 6.85% 5/31/12 (c)	16,364	16,343
NTELOS, Inc. Tranche B1, term loan 7.65% 8/24/11 (c)	6,895	6,886
PanAmSat Corp. Tranche B2, term loan 8.0081% 1/3/14 (c)	30,000	30,150
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Qwest Corp.:
Tranche A, term loan 12% 6/30/07 (c)	$ 36,400	$ 37,128
Tranche B, term loan 6.95% 6/30/10 (c)	11,000	11,000
Time Warner Telecom Holdings, Inc. Tranche B, term loan 7.82% 11/30/10 (c)	4,691	4,727
Triton PCS, Inc. term loan 8.65% 11/18/09 (c)	7,828	7,896
Wind Telecomunicazioni Spa:
Tranche B, term loan 7.7819% 9/21/13 (c)	7,500	7,556
Tranche C, term loan 8.2819% 9/21/14 (c)	7,500	7,556
Windstream Corp. term loan 7.26% 7/17/11 (c)	32,000	32,080
		284,660
Textiles & Apparel - 0.3%
Warnaco Group, Inc. term loan 6.8494% 1/31/13 (c)	6,983	6,921
William Carter Co. term loan 6.854% 6/29/12 (c)	7,878	7,848
		14,769
TOTAL FLOATING RATE LOANS (Cost $3,472,726)		3,469,349
Nonconvertible Bonds - 12.1%
Air Transportation - 0.2%
Continental Airlines, Inc. 8.4075% 6/2/13 (c)	2,000	2,015
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	6,000	6,023
		8,038
Automotive - 1.0%
Ford Motor Credit Co.:
4.95% 1/15/08	2,000	1,907
6.12% 11/16/06 (c)	22,000	21,973
6.32% 9/28/07 (c)	6,000	5,910
6.3744% 3/21/07 (c)	4,000	3,980
General Motors Acceptance Corp.:
6.125% 9/15/06	8,350	8,347
8% 11/1/31	4,000	3,920
		46,037
Broadcasting - 0.2%
Radio One, Inc. 8.875% 7/1/11	7,000	7,210
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 2.4%
Cablevision Systems Corp. 9.62% 4/1/09 (c)	$ 3,000	$ 3,180
CSC Holdings, Inc.:
7.25% 7/15/08	2,000	2,015
7.875% 12/15/07	13,000	13,228
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,963	2,054
EchoStar DBS Corp.:
5.75% 10/1/08	4,000	3,950
8.7581% 10/1/08 (c)	83,100	84,347
		108,774
Capital Goods - 0.0%
Case New Holland, Inc. 9.25% 8/1/11	2,000	2,100
Chemicals - 0.0%
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	2,000	2,140
Containers - 0.1%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	3,000	3,090
Diversified Media - 0.6%
Liberty Media Corp. 6.8294% 9/17/06 (c)	26,000	26,033
Electric Utilities - 0.8%
AES Corp. 8.75% 6/15/08	3,000	3,101
CMS Energy Corp. 9.875% 10/15/07	12,000	12,495
NRG Energy, Inc. 7.375% 2/1/16	9,000	8,831
Reliant Energy, Inc. 9.25% 7/15/10	3,000	3,079
TECO Energy, Inc.:
6.125% 5/1/07	4,000	4,000
6.68% 5/1/10 (c)	5,000	5,138
		36,644
Energy - 1.6%
El Paso Corp.:
7.5% 8/15/06 (b)	2,000	1,981
7.625% 8/16/07	8,000	8,080
El Paso Energy Corp. 6.95% 12/15/07	3,350	3,358
Parker Drilling Co. 9.9806% 9/1/10 (c)	7,000	7,158
Pemex Project Funding Master Trust 6.6294% 6/15/10 (b)(c)	18,000	18,405
Premcor Refining Group, Inc.:
9.25% 2/1/10	2,000	2,120
9.5% 2/1/13	2,000	2,178
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Sonat, Inc. 7.625% 7/15/11	$ 3,000	$ 3,030
Southern Natural Gas Co. 8.875% 3/15/10	840	879
Williams Companies, Inc. 0% 10/1/10 (b)(c)	17,000	17,213
Williams Companies, Inc. Credit Linked Certificate Trust IV 8.38% 5/1/09 (b)(c)	7,000	7,324
		71,726
Entertainment/Film - 0.1%
AMC Entertainment, Inc. 9.42% 8/15/10 (c)	5,000	5,150
Food and Drug Retail - 0.2%
Rite Aid Corp. 12.5% 9/15/06	8,000	8,060
Food/Beverage/Tobacco - 0.0%
Canandaigua Brands, Inc. 8.625% 8/1/06	1,000	1,000
Gaming - 0.2%
Mandalay Resort Group:
9.5% 8/1/08	2,000	2,115
10.25% 8/1/07	2,000	2,073
Mirage Resorts, Inc. 6.75% 8/1/07	3,000	3,015
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	3,000	2,824
		10,027
Healthcare - 0.1%
HealthSouth Corp. 11.4181% 6/15/14 (b)(c)	2,000	1,940
Service Corp. International (SCI) 6.5% 3/15/08	2,000	1,990
		3,930
Leisure - 0.1%
Universal City Florida Holding Co. I/II 9.8988% 5/1/10 (c)	5,140	5,281
Metals/Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	8,000	7,770
10.125% 2/1/10	13,470	14,278
		22,048
Paper - 0.0%
Boise Cascade LLC/Boise Cascade Finance Corp. 8.3819% 10/15/12 (c)	2,190	2,190
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - 0.2%
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	$ 6,000	$ 6,323
R.H. Donnelley Finance Corp. III 8.875% 1/15/16	4,000	3,970
		10,293
Services - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.576% 5/15/14 (b)(c)	1,650	1,642
Shipping - 0.1%
OMI Corp. 7.625% 12/1/13	2,000	2,000
Ship Finance International Ltd. 8.5% 12/15/13	3,620	3,457
		5,457
Super Retail - 0.4%
GSC Holdings Corp./Gamestop, Inc. 9.3831% 10/1/11 (c)	16,000	16,600
Technology - 0.4%
Nortel Networks Corp. 9.73% 7/15/11 (b)(c)	17,380	17,489
Telecommunications - 2.9%
AirGate PCS, Inc. 9.2569% 10/15/11 (c)	7,000	7,184
America Movil SA de CV 6.115% 4/27/07 (c)	1,000	1,000
Embarq Corp. 6.738% 6/1/13	7,111	7,179
Intelsat Ltd. 11.64% 6/15/13 (b)(c)	2,000	2,035
Intelsat Subsidiary Holding Co. Ltd. 10.4844% 1/15/12 (c)	7,000	7,114
Qwest Communications International, Inc. 8.67% 2/15/09 (c)	5,000	5,088
Qwest Corp. 8.5794% 6/15/13 (c)	49,150	52,591
Rogers Communications, Inc.:
6.375% 3/1/14	3,000	2,884
8.4544% 12/15/10 (c)	38,450	39,459
Rural Cellular Corp. 8.25% 3/15/12	6,000	6,150
Time Warner Telecom Holdings, Inc. 9.17% 2/15/11 (c)	1,000	1,013
		131,697
TOTAL NONCONVERTIBLE BONDS (Cost $548,221)		552,656
U.S. Treasury Obligations - 0.4%

U.S. Treasury Notes 3.375% 2/28/07 (Cost $16,975)	17,000	16,828
Money Market Funds - 12.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.3% (a)	403,670,546	$ 403,671
Fidelity Money Market Central Fund, 5.37% (a)	164,895,277	164,895
TOTAL MONEY MARKET FUNDS (Cost $568,566)		568,566
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $4,606,488)		4,607,399
NET OTHER ASSETS - (0.6)%		(25,566)
NET ASSETS - 100%		$ 4,581,833
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $68,029,000 or 1.5% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $33,574,000 and $33,542,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 14,955
Fidelity Money Market Central Fund	6,017
Total	$ 20,972
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $4,605,984,000. Net unrealized appreciation aggregated $1,415,000, of which $13,439,000 related to appreciated investment securities and $12,024,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Floating Rate
High Income Fund

(A Class of Fidelity® Advisor
Floating Rate High Income Fund)

July 31, 2006

1.804976.102

FHI-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (d) - 75.7%
	Principal Amount (000s)	Value (000s)

Aerospace - 0.6%
DRS Technologies, Inc. term loan 6.8916% 1/31/13 (c)	$ 1,726	$ 1,728
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 7.7481% 12/31/11 (c)	14,038	14,073
Transdigm, Inc. term loan 7.4488% 6/23/13 (c)	13,000	13,000
		28,801
Air Transportation - 0.8%
Delta Air Lines, Inc. Tranche B, term loan 10.0225% 3/16/08 (c)	1,290	1,316
UAL Corp.:
Tranche B, term loan 8.625% 2/1/12 (c)	19,250	19,467
Tranche DD, term loan 9.1875% 2/1/12 (c)	2,750	2,781
US Airways Group, Inc. term loan 8.9988% 3/31/11 (c)	11,000	11,041
		34,605
Automotive - 2.7%
Advance Auto Parts, Inc. Tranche B, term loan 6.8487% 9/30/10 (c)	2,966	2,966
AM General LLC Tranche B1, term loan 9.9802% 11/1/11 (c)	1,700	1,717
Dana Corp. term loan 7.65% 4/13/08 (c)	14,120	14,138
Delphi Corp.:
revolver loan 12.25% 6/18/09 (c)(e)	1,961	2,005
Tranche B, term loan:
8.1875% 10/8/07 (c)	14,690	14,837
13.75% 6/14/11 (c)	16,998	17,635
Enersys Capital, Inc. term loan 7.2916% 3/17/11 (c)	980	980
Federal-Mogul Financing Trust term loan 7.5% 12/9/06 (c)	8,700	8,744
Goodyear Tire & Rubber Co. Tranche 1, Credit-Linked Deposit 7.142% 4/30/10 (c)	21,820	21,820
Mark IV Industries, Inc. Tranche B1, term loan 7.9969% 6/21/11 (c)	4,000	4,025
Tenneco Auto, Inc.:
Tranche B, term loan 7.19% 12/12/10 (c)	3,042	3,057
Tranche B1, Credit-Linked Deposit 7.558% 12/12/10 (c)	1,336	1,343
Travelcenters of America, Inc. Tranche B, term loan 7.0225% 12/1/11 (c)	7,535	7,506
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
TRW Automotive Holdings Corp.:
Tranche B, term loan 7.1875% 6/30/12 (c)	$ 2,278	$ 2,269
Tranche B2, term loan 6.8125% 6/30/12 (c)	1,990	1,985
Tranche E, term loan 6.75% 10/31/10 (c)	14,775	14,720
Visteon Corp. term loan 8.61% 6/13/13 (c)	5,000	5,000
		124,747
Broadcasting - 1.4%
Cumulus Media, Inc. term loan 7.4535% 6/7/13 (c)	2,000	2,003
Emmis Operating Co. Tranche B, term loan 7.1386% 11/10/11 (c)	6,333	6,325
Entravision Communication Corp. term loan 7.01% 3/29/13 (c)	5,955	5,940
Gray Television, Inc.:
Tranche B, term loan 7.01% 11/22/12 (c)	8,131	8,111
Tranche B2, term loan 7% 5/22/13 (c)	2,488	2,481
Montecito Broadcast Group LLC Tranche 1, term loan 7.7231% 1/27/13 (c)	1,990	1,995
Nexstar Broadcasting, Inc. Tranche B, term loan 7.2494% 10/1/12 (c)	18,220	18,174
Paxson Communications Corp. term loan 8.7569% 1/15/12 (c)	6,000	6,113
Raycom TV Broadcasting, Inc. Tranche B, term loan 7% 8/28/13 (c)	5,969	5,924
Spanish Broadcasting System, Inc. Tranche 1, term loan 7.25% 6/10/12 (c)	7,900	7,880
		64,946
Building Materials - 0.8%
Goodman Global Holdings, Inc. Tranche C, term loan 6.9375% 12/23/11 (c)	5,796	5,767
Interline Brands, Inc.:
Tranche B, term loan 7.2599% 6/23/13 (c)	870	870
Tranche DD, term loan 7.2599% 6/23/13 (c)	1,130	1,130
Masonite International Corp. term loan 7.4901% 4/5/13 (c)	16,294	15,805
Nortek Holdings, Inc. Tranche B, term loan 7.4047% 8/27/11 (c)	11,790	11,746
		35,318
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 7.8%
Cebridge Connections, Inc. Tranche 1, term loan 7.7388% 11/5/13 (c)	$ 1,000	$ 993
Charter Communications Operating LLC Tranche B, term loan 8.125% 4/28/13 (c)	116,000	116,128
CSC Holdings, Inc. Tranche B, term loan 7.0345% 3/29/13 (c)	81,795	81,386
DIRECTV Holdings LLC Tranche B, term loan 6.9% 4/13/13 (c)	29,472	29,435
Insight Midwest Holdings LLC:
Tranche A, term loan 6.6875% 6/30/09 (c)	20,134	20,034
Tranche C, term loan 7.4375% 12/31/09 (c)	14,632	14,596
Liberty Cablevision of Puerto Rico LTC term loan 7.4806% 3/1/13 (c)	4,988	4,988
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche D1, term loan 7.0987% 1/31/15 (c)	3,930	3,916
Mediacom LLC Tranche C1, term loan 7.094% 1/31/15 (c)	9,825	9,776
NTL Cable PLC:
term loan 10.315% 3/3/07 (c)	8,085	8,075
Tranche B, term loan LIBOR + 2.25% 1/10/13 (c)	19,680	19,729
San Juan Cable, Inc. Tranche 1, term loan 7.2518% 10/31/12 (c)	5,970	5,977
UPC Broadband Holding BV:
Tranche J2, term loan 7.64% 3/31/13 (c)	20,504	20,443
Tranche K2, term loan 7.64% 12/31/13 (c)	20,504	20,443
		355,919
Capital Goods - 1.9%
AGCO Corp. term loan 7.2488% 7/3/09 (c)	9,261	9,272
Alliance Laundry Systems LLC term loan 7.6% 1/27/12 (c)	455	457
Amsted Industries, Inc.:
term loan 7.459% 4/5/13 (c)	5,855	5,833
Tranche DD, term loan 4/5/13 (e)	3,111	3,072
Chart Industries, Inc. Tranche B, term loan 7.5625% 10/17/12 (c)	5,085	5,085
Dresser, Inc. Tranche C, term loan 7.9% 4/10/09 (c)	1,070	1,080
Flowserve Corp. term loan 7.2278% 8/10/12 (c)	19,110	19,134
Hexcel Corp. Tranche B, term loan 7.1881% 3/1/12 (c)	5,044	5,044
Invensys International Holding Ltd.:
term loan 7.4459% 12/15/10 (c)	1,920	1,920
Tranche B, term loan 7.3119% 1/15/11 (c)	2,080	2,080
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Mueller Group, Inc. term loan 7.6461% 10/3/12 (c)	$ 2,139	$ 2,149
NACCO Materials Handling Group, Inc. term loan 7.2242% 3/21/13 (c)	2,000	1,993
Rexnord Corp. Tranche B, term loan 8.0615% 7/19/13 (c)	8,000	8,030
Sensata Technologies BV term loan 7.2389% 4/27/13 (c)	6,265	6,226
Terex Corp. term loan 7.1088% 7/14/14 (c)	11,740	11,755
Walter Industries, Inc. term loan 7.1242% 10/3/12 (c)	4,680	4,669
		87,799
Chemicals - 4.0%
Basell USA, Inc.:
Tranche B2, term loan 7.7269% 8/1/13 (c)	1,730	1,756
Tranche C2, term loan 8.2269% 8/1/14 (c)	1,730	1,756
Brenntag AG Tranche B, term loan 8.08% 1/18/14 (c)	2,000	2,020
Celanese AG Credit-Linked Deposit 7.5838% 4/6/09 (c)	6,000	6,008
Celanese Holding LLC term loan 7.4988% 4/6/11 (c)	42,753	42,806
Hercules, Inc. Tranche B, term loan 7.0095% 10/8/10 (c)	5,384	5,411
Hexion Specialty Chemicals, Inc. term loan 7.5514% 5/5/13 (c)	9,000	8,888
Huntsman International LLC Tranche B, term loan 7.15% 8/16/12 (c)	36,631	36,402
INEOS US Finance:
Tranche B, term loan 7.3392% 1/31/13 (c)	4,825	4,855
Tranche C, term loan 7.8392% 1/31/14 (c)	4,825	4,855
Innophos, Inc. Tranche B, term loan 7.6794% 8/13/10 (c)	3,778	3,787
ISP Chemco, Inc. Tranche B, term loan 7.0756% 2/16/13 (c)	7,980	7,980
Mosaic Co. Tranche B, term loan 6.9892% 2/21/12 (c)	12,734	12,702
Nalco Co. Tranche B, term loan 7.2167% 11/4/10 (c)	20,839	20,813
Rockwood Specialties Group, Inc. Tranche E, term loan 7.485% 7/30/12 (c)	16,480	16,500
Solutia, Inc. Tranche B, term loan 8.72% 3/31/07 (c)	6,690	6,715
		183,254
Consumer Products - 1.1%
ACCO Brands Corp. Tranche B, term loan 7.1156% 8/17/12 (c)	1,803	1,799
American Achievement Corp. Tranche B, term loan 7.9312% 3/25/11 (c)	2,407	2,443
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Central Garden & Pet Co. Tranche B, term loan 6.8499% 9/12/12 (c)	$ 4,988	$ 4,969
Herbalife International, Inc. term loan 6.83% 7/21/13 (c)(e)	5,000	5,013
Jarden Corp.:
term loan 7.4988% 1/24/12 (c)	6,241	6,226
Tranche B2, term loan 7.2488% 1/24/12 (c)	3,266	3,250
Jostens IH Corp. Tranche C, term loan 7.0681% 10/4/11 (c)	12,148	12,178
NPI Merger Corp. term loan 7.265% 4/26/13 (c)	3,791	3,786
Revlon Consumer Products Corp. term loan 11.4914% 7/9/10 (c)	5,640	5,796
Sealy Mattress Co. Tranche D, term loan 7.1002% 4/6/12 (c)	6,532	6,524
		51,984
Containers - 1.7%
Berry Plastics Corp. term loan 7.15% 12/2/11 (c)	3,662	3,658
Bluegrass Container Co. LLC Tranche 1, term loan 7.65% 6/30/13 (c)(e)	12,910	12,958
BWAY Corp. Tranche B, term loan 9% 7/17/13 (c)	4,600	4,606
Crown Holdings, Inc. Tranche B, term loan 6.9488% 11/15/12 (c)	4,320	4,309
Graham Packaging Holdings Co.:
Tranche B, term loan 7.8125% 10/4/11 (c)	2,663	2,670
Tranche B1, term loan 7.7475% 10/4/11 (c)	16,793	16,835
Intertape Polymer, Inc. Tranche B, term loan 7.5767% 7/28/11 (c)	6,875	6,884
Owens-Brockway Glass Container, Inc. Tranche B, term loan 7.1064% 6/14/13 (c)	18,010	17,987
Solo Cup Co. Tranche B1, term loan 7.8423% 2/27/11 (c)	7,314	7,333
		77,240
Diversified Financial Services - 2.0%
Ameritrade Holding Corp. Tranche B, term loan 6.9% 1/23/13 (c)	19,950	19,900
AWAS Aviation Acquisitions Ltd. Tranche 1, term loan 7.25% 3/15/13 (c)	22,019	21,413
Global Cash Access LLC/Global Cash Access Finance Corp. Tranche B, term loan 7.15% 3/10/10 (c)	9,236	9,225
LPL Holdings, Inc. Tranche B, term loan 8.6653% 6/28/13 (c)	8,950	9,040
Newkirk Master LP Tranche B, term loan 7.0963% 8/11/08 (c)	4,712	4,706
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 6.975% 4/18/12 (c)	$ 16,418	$ 16,418
Tranche C, term loan 6.9833% 4/18/12 (c)	9,517	9,517
		90,219
Diversified Media - 0.6%
Adams Outdoor Advertising Ltd. term loan 7.2655% 10/18/12 (c)	2,901	2,901
LBI Media, Inc. Tranche B, term loan 6.7631% 3/31/12 (c)	2,294	2,283
NextMedia Operating, Inc. Tranche 1, term loan 7.3589% 11/18/12 (c)	4,347	4,331
Quebecor Media, Inc. Tranche B, term loan 7.5069% 1/17/13 (c)	4,975	4,987
R.H. Donnelley Corp.:
Tranche A4, term loan 6.7297% 12/31/09 (c)	936	926
Tranche D1, term loan 6.9224% 6/30/11 (c)	9,940	9,865
Thomson Media, Inc. Tranche B1, term loan 7.68% 11/8/11 (c)	3,362	3,362
		28,655
Electric Utilities - 4.0%
AES Corp. term loan 7.125% 8/10/11 (c)	5,429	5,415
Calpine Generating Co. LLC Tranche 1, term loan 9.0963% 4/1/09 (c)	16,350	16,718
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 7.71% 6/24/12 (c)	4,504	4,526
term loan 7.7028% 6/24/12 (c)	3,227	3,243
Dynegy Holdings, Inc.:
Tranche B, term loan 6.97% 1/31/12 (c)	2,000	1,998
6.96% 4/19/12 (c)	10,000	9,975
LSP Gen Finance Co. LLC Tranche B1, term loan 7.2488% 5/4/13 (c)(e)	8,650	8,607
Midwest Generation LLC term loan 7.2668% 4/27/11 (c)	900	899
Mirant North America LLC/Mirant North America Finance Corp. term loan 7.15% 1/3/13 (c)	24,916	24,760
NRG Energy, Inc.:
Credit-Linked Deposit 7.4988% 2/1/13 (c)	20,566	20,618
term loan 7.2306% 2/1/13 (c)	81,230	81,535
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Primary Energy Finance LLC term loan 7.4% 8/24/12 (c)	$ 1,735	$ 1,733
Reliant Energy, Inc. Tranche B2, term loan 7.655% 4/30/10 (c)	3,985	3,980
		184,007
Energy - 2.9%
Alon USA, Inc. term loan 7.9063% 6/9/13 (c)(e)	4,000	4,020
ATP Oil & Gas Corp. term loan 8.7009% 4/14/10 (c)	3,000	3,023
Boart Longyear Holdings, Inc. Tranche 1, term loan 8.5% 7/28/12 (c)	8,933	8,966
Buckeye Pipe Line Co. term loan 7.8119% 12/17/11 (c)	2,809	2,823
Citgo Petroleum Corp. Tranche B, term loan 6.695% 11/15/12 (c)	13,084	13,019
Coffeyville Resources LLC:
Credit-Linked Deposit 7.9% 7/8/11 (c)	4,800	4,800
Tranche B1, term loan 7.6875% 7/8/12 (c)	7,128	7,128
Dresser-Rand Group, Inc. Tranche B, term loan 7.2708% 10/29/11 (c)	4,095	4,110
El Paso Corp. 7.43% 7/31/11 (c)	21,810	21,892
EPCO Holdings, Inc. Tranche C, term loan 7.4003% 8/16/10 (c)	12,870	12,918
Lyondell-Citgo Refining LP term loan 7.4988% 5/21/07 (c)	7,840	7,879
MEG Energy Corp.:
term loan 7.5% 4/3/13 (c)	2,494	2,491
Tranche DD, term loan 4/3/13 (e)	2,500	2,488
Petroleum Geo-Services ASA term loan 8% 12/16/12 (c)	3,506	3,524
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.6238% 10/31/12 (c)	3,290	3,299
term loan 7.3901% 10/31/12 (c)	13,607	13,641
Universal Compression, Inc. term loan 7% 2/15/12 (c)	9,230	9,218
Vulcan/Plains Resources, Inc. term loan 6.6894% 8/12/11 (c)	2,932	2,928
W&T Offshore, Inc. Tranche B, term loan 5/26/10 (e)	4,810	4,804
		132,971
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 2.0%
Alliance Atlantis Communications, Inc. Tranche C, term loan 6.9988% 12/19/11 (c)	$ 3,950	$ 3,945
AMC Entertainment, Inc. term loan 7.525% 1/26/13 (c)	12,447	12,479
Cinemark USA, Inc. Tranche C, term loan 7.2598% 3/31/11 (c)	10,704	10,690
MGM Holdings II, Inc. Tranche B, term loan 7.7488% 4/8/12 (c)	36,915	36,869
Regal Cinemas Corp. term loan 7.2229% 11/10/10 (c)	27,410	27,273
		91,256
Environmental - 1.5%
Allied Waste Industries, Inc.:
term loan 7.1457% 1/15/12 (c)	42,380	42,169
Tranche A, Credit-Linked Deposit 7.0581% 1/15/12 (c)	16,454	16,372
Casella Waste Systems, Inc. Tranche B, term loan 7.385% 4/28/10 (c)	2,000	2,005
EnergySolutions, Inc.:
Credit-Linked Deposit 7.62% 6/7/13 (c)	189	190
term loan 7.7591% 6/7/13 (c)	5,811	5,840
Waste Services, Inc. Tranche C, term loan 8.6333% 3/31/11 (c)	1,975	1,987
		68,563
Food and Drug Retail - 1.0%
Jean Coutu Group (PJC) USA, Inc. Tranche B, term loan 7.9998% 7/30/11 (c)	29,375	29,412
SUPERVALU, Inc. Tranche B, term loan 7.0625% 6/2/12 (c)	13,885	13,833
		43,245
Food/Beverage/Tobacco - 1.8%
Bolthouse Farms, Inc. Tranche 1, term loan 7.8125% 12/16/12 (c)	3,980	4,005
Bumble Bee Foods LLC Tranche B, term loan 7.0331% 5/2/12 (c)	3,000	2,993
Commonwealth Brands, Inc. term loan 7.75% 12/22/12 (c)	7,498	7,517
Constellation Brands, Inc. Tranche B, term loan 6.8199% 6/5/13 (c)	41,357	41,461
Del Monte Corp. Tranche B, term loan 7.0364% 2/8/12 (c)	8,162	8,172
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Michael Foods, Inc. Tranche B, term loan 7.514% 11/21/10 (c)	$ 4,548	$ 4,548
Reddy Ice Group, Inc. term loan 7.25% 8/12/12 (c)	2,000	1,995
Reynolds American, Inc. Tranche B, term loan 7.2561% 5/31/12 (c)	12,000	12,045
		82,736
Gaming - 2.9%
Alliance Gaming Corp. term loan 9.33% 9/5/09 (c)	3,683	3,701
Ameristar Casinos, Inc. term loan 6.7269% 11/10/12 (c)	4,020	4,020
Boyd Gaming Corp. term loan 6.8044% 6/30/11 (c)	13,245	13,261
Choctaw Resort Development Enterprise term loan 7.7488% 11/4/11 (c)	2,149	2,157
Green Valley Ranch Gaming LLC term loan 7.2488% 12/17/11 (c)	3,679	3,674
Herbst Gaming, Inc. term loan 7.113% 1/7/11 (c)	3,555	3,555
Isle Capri Black Hawk LLC/Isle Capri Black Hawk Capital term loan 7.3517% 10/24/11 (c)	496	495
MGM MIRAGE Tranche A, term loan 6.2838% 4/25/10 (c)	9,000	8,978
Penn National Gaming, Inc. Tranche B, term loan 7.134% 7/31/12 (c)	14,927	14,946
Pinnacle Entertainment, Inc. Tranche B, term loan 7.4% 12/14/11 (c)	5,350	5,370
Trump Entertainment Resorts Holdings LP Tranche B, term loan 8.0297% 5/20/12 (c)(e)	14,504	14,576
Venetian Casino Resort LLC Tranche B, term loan 7.25% 6/15/11 (c)	24,200	24,079
Venetian Macau Ltd. Tranche B, term loan:
5/26/12 (e)	7,000	6,965
8.2% 5/26/13 (c)	14,000	13,930
Wynn Las Vegas LLC term loan 7.545% 12/14/11 (c)	14,150	14,132
		133,839
Healthcare - 7.6%
Accellent, Inc. term loan 7.23% 11/22/12 (c)	6,050	6,042
AmeriPath, Inc. Tranche B, term loan 7.39% 10/31/12 (c)	2,993	2,985
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 7.2567% 2/7/12 (c)	10,093	10,106
Community Health Systems, Inc. term loan 6.97% 8/19/11 (c)	43,922	43,867
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Concentra Operating Corp. term loan 7.6197% 9/30/11 (c)	$ 7,459	$ 7,478
CONMED Corp. Tranche B, term loan 7.1391% 4/12/13 (c)	2,993	2,993
CRC Health Group, Inc. term loan 7.7488% 2/6/13 (c)	3,990	3,975
DaVita, Inc. Tranche B, term loan 7.436% 10/5/12 (c)	54,342	54,409
DJ Orthopedics, Inc. Tranche B, term loan 7.0412% 4/7/13 (c)	2,643	2,630
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 6.8506% 3/31/12 (c)	37,910	37,578
Gentiva Health Services, Inc. term loan 7.5799% 2/28/12 (c)	1,919	1,917
HCA, Inc. term loan 6.4% 11/9/09 (c)	27,800	27,661
HealthSouth Corp. term loan 8.52% 3/10/13 (c)	27,445	27,411
Iasis Healthcare LLC Tranche B, term loan 7.7302% 6/22/11 (c)	14,212	14,248
Kinetic Concepts, Inc. Tranche B2, term loan 7.25% 8/11/10 (c)	5,781	5,802
LifeCare Holdings, Inc. term loan 7.65% 8/11/12 (c)	3,988	3,769
LifePoint Hospitals, Inc. Tranche B, term loan 7.125% 4/15/12 (c)	22,413	22,301
Multiplan, Inc. term loan 7.4988% 4/12/13 (c)	5,805	5,776
National Renal Institutes, Inc. term loan 7.4738% 3/31/13 (c)	3,460	3,451
Psychiatric Solutions, Inc. term loan 6.91% 7/1/12 (c)	8,323	8,313
Quintiles Transnational Corp. Tranche B, term loan 7.5% 3/31/13 (c)	1,995	1,993
Renal Advantage, Inc. Tranche B, term loan 7.8442% 9/30/12 (c)	5,270	5,290
Skilled Healthcare Group, Inc. Tranche 1, term loan 7.7856% 6/15/12 (c)	3,960	3,990
Team Health, Inc. term loan 7.6938% 11/22/12 (c)	16,418	16,500
U.S. Oncology, Inc.:
Tranche B, term loan 7.7589% 8/20/11 (c)	8,529	8,561
Tranche C, term loan 7.9375% 8/20/11 (c)	1,960	1,967
Vanguard Health Holding Co. I term loan 7.8672% 9/23/11 (c)	5,763	5,763
Vicar Operating, Inc. term loan 6.9375% 5/16/11 (c)	5,366	5,366
VWR Corp. Tranche B, term loan 7.77% 4/7/11 (c)	5,298	5,304
		347,446
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Homebuilding/Real Estate - 1.8%
Apartment Investment & Management Co. term loan 7.0106% 3/22/11 (c)	$ 2,100	$ 2,105
Blount, Inc. Tranche B1, term loan 7.1776% 8/9/10 (c)	1,652	1,669
Capital Automotive (REIT) Tranche B, term loan 7.1% 12/16/10 (c)	7,814	7,824
General Growth Properties, Inc. Tranche A1, term loan 6.65% 2/24/10 (c)	38,000	37,478
Lion Gables Realty LP term loan 7.1% 9/30/06 (c)	11,302	11,288
Maguire Properties, Inc. Tranche B, term loan 7.1056% 3/15/10 (c)	1,476	1,474
Trizec Properties, Inc. term loan 6.775% 5/2/07 (c)	21,000	20,974
		82,812
Hotels - 0.3%
Hilton Hotels Corp. Tranche B, term loan 6.8091% 2/22/13 (c)	11,440	11,383
Leisure - 1.5%
Cedar Fair LP term loan 7.83% 7/21/12 (c)	10,000	10,038
Century Theaters, Inc. Tranche B, term loan 7.1056% 3/1/13 (c)	4,640	4,640
Easton Bell Sports, Inc. Tranche B, term loan 6.8139% 3/16/12 (c)	2,623	2,620
London Arena & Waterfront Finance LLC Tranche A, term loan 8.7825% 3/8/12 (c)	2,993	3,007
Mega Brands, Inc. Tranche B, term loan 7.1715% 7/26/12 (c)	3,950	3,955
Six Flags Theme Park, Inc. Tranche B1, term loan 8.3594% 6/30/09 (c)	26,077	26,338
Universal City Development Partners Ltd. term loan 7.3784% 6/9/11 (c)	17,728	17,728
		68,326
Metals/Mining - 1.3%
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 7.2488% 10/26/12 (c)	10,943	10,901
Compass Minerals Tranche B, term loan 6.991% 12/22/12 (c)	11,268	11,240
Murray Energy Corp. Tranche 1, term loan 8.4% 1/28/10 (c)	2,963	2,977
Novelis, Inc. term loan 7.38% 1/7/12 (c)	18,233	18,347
Peabody Energy Corp. term loan 6.1304% 3/21/10 (c)	14,583	14,547
Stillwater Mining Co. term loan 7.6875% 7/30/10 (c)	2,140	2,137
		60,149
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Paper - 4.2%
Appleton Papers, Inc. term loan 7.5642% 6/11/10 (c)	$ 3,341	$ 3,349
Boise Cascade Holdings LLC Tranche D, term loan 7.1989% 10/26/11 (c)	21,057	21,084
Buckeye Technologies, Inc. term loan 7.3554% 3/15/08 (c)	2,768	2,761
Georgia-Pacific Corp.:
Tranche 2, term loan 8.3% 12/23/13 (c)	23,000	23,173
Tranche B1, term loan 7.3459% 12/23/12 (c)	74,625	74,532
Graphic Packaging International, Inc. Tranche C, term loan 7.922% 8/8/10 (c)	15,413	15,529
NewPage Corp. term loan 8.4988% 5/2/11 (c)	4,645	4,662
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 7.408% 11/1/10 (c)	4,164	4,175
Tranche B, term loan 7.5889% 11/1/11 (c)	21,228	21,281
Tranche C, term loan 7.5404% 11/1/11 (c)	8,777	8,799
Tranche C1, term loan 7.625% 11/1/11 (c)	2,816	2,823
Verso Paper Holdings LLC Tranche B, term loan 7.25% 7/31/13 (c)	6,000	6,000
Xerium Technologies, Inc. Tranche B, term loan 7.7488% 5/18/12 (c)	4,879	4,842
		193,010
Publishing/Printing - 2.0%
Caribe Information Investments, Inc. term loan 7.4536% 3/31/13 (c)	2,993	2,989
CBD Media, Inc. Tranche D, term loan 7.87% 12/31/09 (c)	5,308	5,322
Cenveo Corp. term loan 7.4244% 6/21/13 (c)	7,130	7,139
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A, term loan 6.4984% 11/8/08 (c)	2,450	2,419
Tranche B, term loan 6.7719% 5/8/09 (c)	11,368	11,311
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A, term loan 6.5079% 9/9/09 (c)	2,225	2,197
Tranche B, term loan 6.8033% 3/9/10 (c)	15,216	15,121
Tranche B1, term loan 6.7309% 3/10/10 (c)	15,360	15,264
R.H. Donnelley Corp. Tranche D2, term loan 6.9841% 6/30/11 (c)	27,845	27,637
Sun Media Corp. Canada Tranche B, term loan 7.235% 2/7/09 (c)	1,713	1,710
		91,109
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Railroad - 0.5%
Kansas City Southern Railway Co. Tranche B, term loan 7.1376% 4/28/13 (c)	$ 17,000	$ 17,043
RailAmerica, Inc. term loan 7.25% 9/29/11 (c)	5,540	5,547
		22,590
Restaurants - 1.3%
Arby's Restaurant Group, Inc. Tranche B, term loan 7.745% 7/25/12 (c)	4,587	4,576
Burger King Corp. Tranche B1, term loan 7% 6/30/12 (c)	19,548	19,475
CKE Restaurants, Inc. term loan 7.375% 5/1/10 (c)	1,034	1,034
Del Taco Tranche B, term loan 7.75% 3/29/13 (c)	4,988	4,988
Domino's, Inc. term loan 6.9781% 6/25/10 (c)	15,135	15,154
El Pollo Loco, Inc. Tranche B, term loan:
LIBOR + 2.25% 7/1/13 (c)	2,000	2,003
8.22% 11/18/11 (c)	1,990	1,992
Jack in the Box, Inc. term loan 6.843% 1/8/11 (c)	3,507	3,498
Landry's Seafood Restaurants, Inc. term loan 6.86% 12/28/10 (c)	8,003	8,003
		60,723
Services - 2.0%
Audatex North America, Inc. Tranche 1, term loan 7.75% 4/13/13 (c)	2,000	2,008
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 6.75% 4/19/12 (c)	3,914	3,880
CACI International, Inc. Tranche B, term loan 6.8325% 4/30/11 (c)	4,937	4,931
Coinmach Corp. Tranche B1, term loan 7.805% 12/19/12 (c)	5,988	6,025
Coinstar, Inc. term loan 7.51% 7/1/11 (c)	5,561	5,589
Education Management LLC/Education Management Finance Corp. Tranche B, term loan 8.0625% 5/23/13 (c)	7,000	7,026
Hertz Corp.:
Credit-Linked Deposit 7.6744% 12/21/12 (c)	1,444	1,453
Tranche B, term loan 7.5373% 12/21/12 (c)	11,505	11,577
IAP Worldwide Services, Inc. Tranche 1, term loan 8.5% 12/27/12 (c)	2,985	2,985
Iron Mountain, Inc.:
term loan 7.125% 4/2/11 (c)	7,925	7,925
Tranche C, term loan 7% 4/2/11 (c)	13,688	13,654
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
JohnsonDiversey, Inc.:
Tranche B, term loan 7.63% 12/16/11 (c)	$ 1,837	$ 1,846
Tranche DD, term loan 7.86% 12/16/10 (c)	509	511
Rural/Metro Corp.:
Credit-Linked Deposit 7.4344% 3/4/11 (c)	792	794
term loan 7.4924% 3/4/11 (c)	1,246	1,249
United Rentals, Inc.:
term loan 7.4% 2/14/11 (c)	10,413	10,400
Tranche B, Credit-Linked Deposit 7.3081% 2/14/11 (c)	1,937	1,934
US Investigations Services, Inc.:
term loan 7.92% 10/14/12 (c)	5,920	5,927
Tranche C, term loan 7.92% 10/14/12 (c)	1,978	1,981
		91,695
Shipping - 0.3%
Baker Tanks, Inc.:
term loan 11/23/12 (e)	107	107
Tranche B, term loan 7.9955% 11/23/12 (c)	886	891
Horizon Lines LLC Tranche C, term loan 7.75% 7/7/11 (c)	3,773	3,768
Laidlaw International, Inc. Class B, term loan 9% 7/31/13 (c)	9,000	9,000
		13,766
Super Retail - 1.1%
Alimentation Couche-Tard, Inc. term loan 7.1875% 12/17/10 (c)	1,552	1,564
Buhrmann US, Inc. Tranche D1, term loan 7.0125% 12/31/10 (c)	5,576	5,562
J. Crew Group, Inc. term loan 7.74% 5/15/13 (c)	4,588	4,565
Neiman Marcus Group, Inc. term loan 7.77% 4/6/13 (c)	15,190	15,304
Oriental Trading Co., Inc. Tranche 1, term loan 8.15% 7/31/13 (c)	4,000	4,000
The Pep Boys - Manny, Moe & Jack term loan 8.21% 1/27/11 (c)	2,354	2,369
Toys 'R' US, Inc. term loan 8.3463% 12/9/08 (c)	19,000	18,881
		52,245
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Technology - 3.8%
Affiliated Computer Services, Inc.:
term loan 7.4% 3/20/13 (c)	$ 18,288	$ 18,300
Tranche B2, term loan 7.3338% 3/20/13 (c)	16,000	16,010
AMI Semiconductor, Inc. term loan 6.9% 4/1/12 (c)	4,942	4,930
Eastman Kodak Co. term loan 7.6618% 10/18/12 (c)	14,086	14,068
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 6.5994% 3/9/11 (c)	1,980	1,973
Tranche B, term loan 7.0994% 3/9/13 (c)	22,303	22,331
Infor Global Solutions Tranche 7, term loan 9.15% 7/28/12 (c)	3,000	3,011
K & F Industries, Inc. term loan 7.4% 11/18/12 (c)	6,882	6,890
ON Semiconductor Corp. Tranche H, term loan 7.75% 12/15/11 (c)	5,898	5,891
SERENA Software, Inc. term loan 7.41% 3/10/13 (c)	5,625	5,611
SunGard Data Systems, Inc. Tranche B, term loan 7.66% 2/10/13 (c)	69,278	69,711
Verifone, Inc. Tranche B, term loan 7.235% 6/30/11 (c)	5,843	5,836
		174,562
Telecommunications - 6.2%
Alaska Communications Systems Holding term loan 7.2488% 2/1/12 (c)	5,000	4,994
Centennial Cellular Operating Co. LLC term loan 7.6796% 2/9/11 (c)	15,635	15,693
Cincinnati Bell, Inc. Tranche B, term loan 6.7484% 8/31/12 (c)	12,903	12,838
Consolidated Communications, Inc. Tranche D, term loan 7.1647% 10/14/11 (c)	2,000	1,998
Crown Castle Operating Co. Tranche B, term loan 7.65% 6/1/14 (c)	33,000	33,165
Intelsat Ltd. Tranche B, term loan 7.7581% 7/3/13 (c)	26,000	26,098
Iowa Telecommunication Services, Inc. Tranche B, term loan 7.2375% 11/23/11 (c)	4,000	4,000
Leap Wireless International, Inc. Tranche B, term loan 8.2488% 6/16/13 (c)	7,000	7,039
Level 3 Communications, Inc. term loan 8.2381% 12/2/11 (c)	12,500	12,500
Madison River Capital LLC/Madison River Finance Corp. Tranche B1, term loan 7.73% 7/29/12 (c)	5,000	5,013
Nextel Partners Operating Corp. Tranche D, term loan 6.85% 5/31/12 (c)	16,364	16,343
NTELOS, Inc. Tranche B1, term loan 7.65% 8/24/11 (c)	6,895	6,886
PanAmSat Corp. Tranche B2, term loan 8.0081% 1/3/14 (c)	30,000	30,150
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Qwest Corp.:
Tranche A, term loan 12% 6/30/07 (c)	$ 36,400	$ 37,128
Tranche B, term loan 6.95% 6/30/10 (c)	11,000	11,000
Time Warner Telecom Holdings, Inc. Tranche B, term loan 7.82% 11/30/10 (c)	4,691	4,727
Triton PCS, Inc. term loan 8.65% 11/18/09 (c)	7,828	7,896
Wind Telecomunicazioni Spa:
Tranche B, term loan 7.7819% 9/21/13 (c)	7,500	7,556
Tranche C, term loan 8.2819% 9/21/14 (c)	7,500	7,556
Windstream Corp. term loan 7.26% 7/17/11 (c)	32,000	32,080
		284,660
Textiles & Apparel - 0.3%
Warnaco Group, Inc. term loan 6.8494% 1/31/13 (c)	6,983	6,921
William Carter Co. term loan 6.854% 6/29/12 (c)	7,878	7,848
		14,769
TOTAL FLOATING RATE LOANS (Cost $3,472,726)		3,469,349
Nonconvertible Bonds - 12.1%
Air Transportation - 0.2%
Continental Airlines, Inc. 8.4075% 6/2/13 (c)	2,000	2,015
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	6,000	6,023
		8,038
Automotive - 1.0%
Ford Motor Credit Co.:
4.95% 1/15/08	2,000	1,907
6.12% 11/16/06 (c)	22,000	21,973
6.32% 9/28/07 (c)	6,000	5,910
6.3744% 3/21/07 (c)	4,000	3,980
General Motors Acceptance Corp.:
6.125% 9/15/06	8,350	8,347
8% 11/1/31	4,000	3,920
		46,037
Broadcasting - 0.2%
Radio One, Inc. 8.875% 7/1/11	7,000	7,210
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 2.4%
Cablevision Systems Corp. 9.62% 4/1/09 (c)	$ 3,000	$ 3,180
CSC Holdings, Inc.:
7.25% 7/15/08	2,000	2,015
7.875% 12/15/07	13,000	13,228
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,963	2,054
EchoStar DBS Corp.:
5.75% 10/1/08	4,000	3,950
8.7581% 10/1/08 (c)	83,100	84,347
		108,774
Capital Goods - 0.0%
Case New Holland, Inc. 9.25% 8/1/11	2,000	2,100
Chemicals - 0.0%
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	2,000	2,140
Containers - 0.1%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	3,000	3,090
Diversified Media - 0.6%
Liberty Media Corp. 6.8294% 9/17/06 (c)	26,000	26,033
Electric Utilities - 0.8%
AES Corp. 8.75% 6/15/08	3,000	3,101
CMS Energy Corp. 9.875% 10/15/07	12,000	12,495
NRG Energy, Inc. 7.375% 2/1/16	9,000	8,831
Reliant Energy, Inc. 9.25% 7/15/10	3,000	3,079
TECO Energy, Inc.:
6.125% 5/1/07	4,000	4,000
6.68% 5/1/10 (c)	5,000	5,138
		36,644
Energy - 1.6%
El Paso Corp.:
7.5% 8/15/06 (b)	2,000	1,981
7.625% 8/16/07	8,000	8,080
El Paso Energy Corp. 6.95% 12/15/07	3,350	3,358
Parker Drilling Co. 9.9806% 9/1/10 (c)	7,000	7,158
Pemex Project Funding Master Trust 6.6294% 6/15/10 (b)(c)	18,000	18,405
Premcor Refining Group, Inc.:
9.25% 2/1/10	2,000	2,120
9.5% 2/1/13	2,000	2,178
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Sonat, Inc. 7.625% 7/15/11	$ 3,000	$ 3,030
Southern Natural Gas Co. 8.875% 3/15/10	840	879
Williams Companies, Inc. 0% 10/1/10 (b)(c)	17,000	17,213
Williams Companies, Inc. Credit Linked Certificate Trust IV 8.38% 5/1/09 (b)(c)	7,000	7,324
		71,726
Entertainment/Film - 0.1%
AMC Entertainment, Inc. 9.42% 8/15/10 (c)	5,000	5,150
Food and Drug Retail - 0.2%
Rite Aid Corp. 12.5% 9/15/06	8,000	8,060
Food/Beverage/Tobacco - 0.0%
Canandaigua Brands, Inc. 8.625% 8/1/06	1,000	1,000
Gaming - 0.2%
Mandalay Resort Group:
9.5% 8/1/08	2,000	2,115
10.25% 8/1/07	2,000	2,073
Mirage Resorts, Inc. 6.75% 8/1/07	3,000	3,015
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	3,000	2,824
		10,027
Healthcare - 0.1%
HealthSouth Corp. 11.4181% 6/15/14 (b)(c)	2,000	1,940
Service Corp. International (SCI) 6.5% 3/15/08	2,000	1,990
		3,930
Leisure - 0.1%
Universal City Florida Holding Co. I/II 9.8988% 5/1/10 (c)	5,140	5,281
Metals/Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	8,000	7,770
10.125% 2/1/10	13,470	14,278
		22,048
Paper - 0.0%
Boise Cascade LLC/Boise Cascade Finance Corp. 8.3819% 10/15/12 (c)	2,190	2,190
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - 0.2%
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	$ 6,000	$ 6,323
R.H. Donnelley Finance Corp. III 8.875% 1/15/16	4,000	3,970
		10,293
Services - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.576% 5/15/14 (b)(c)	1,650	1,642
Shipping - 0.1%
OMI Corp. 7.625% 12/1/13	2,000	2,000
Ship Finance International Ltd. 8.5% 12/15/13	3,620	3,457
		5,457
Super Retail - 0.4%
GSC Holdings Corp./Gamestop, Inc. 9.3831% 10/1/11 (c)	16,000	16,600
Technology - 0.4%
Nortel Networks Corp. 9.73% 7/15/11 (b)(c)	17,380	17,489
Telecommunications - 2.9%
AirGate PCS, Inc. 9.2569% 10/15/11 (c)	7,000	7,184
America Movil SA de CV 6.115% 4/27/07 (c)	1,000	1,000
Embarq Corp. 6.738% 6/1/13	7,111	7,179
Intelsat Ltd. 11.64% 6/15/13 (b)(c)	2,000	2,035
Intelsat Subsidiary Holding Co. Ltd. 10.4844% 1/15/12 (c)	7,000	7,114
Qwest Communications International, Inc. 8.67% 2/15/09 (c)	5,000	5,088
Qwest Corp. 8.5794% 6/15/13 (c)	49,150	52,591
Rogers Communications, Inc.:
6.375% 3/1/14	3,000	2,884
8.4544% 12/15/10 (c)	38,450	39,459
Rural Cellular Corp. 8.25% 3/15/12	6,000	6,150
Time Warner Telecom Holdings, Inc. 9.17% 2/15/11 (c)	1,000	1,013
		131,697
TOTAL NONCONVERTIBLE BONDS (Cost $548,221)		552,656
U.S. Treasury Obligations - 0.4%

U.S. Treasury Notes 3.375% 2/28/07 (Cost $16,975)	17,000	16,828
Money Market Funds - 12.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.3% (a)	403,670,546	$ 403,671
Fidelity Money Market Central Fund, 5.37% (a)	164,895,277	164,895
TOTAL MONEY MARKET FUNDS (Cost $568,566)		568,566
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $4,606,488)		4,607,399
NET OTHER ASSETS - (0.6)%		(25,566)
NET ASSETS - 100%		$ 4,581,833
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $68,029,000 or 1.5% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $33,574,000 and $33,542,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 14,955
Fidelity Money Market Central Fund	6,017
Total	$ 20,972
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $4,605,984,000. Net unrealized appreciation aggregated $1,415,000, of which $13,439,000 related to appreciated investment securities and $12,024,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Government
Investment Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

1.804869.102

AGOV-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 60.5%
	Principal Amount	Value
U.S. Government Agency Obligations - 28.5%
Fannie Mae:
3.25% 8/15/08	$ 4,812,000	$ 4,628,268
3.25% 2/15/09	610,000	581,646
4% 9/2/08	1,755,000	1,708,535
4.25% 5/15/09	21,500,000	20,975,486
4.5% 10/15/08	42,412,000	41,787,780
4.625% 1/15/08	36,500,000	36,145,403
4.75% 12/15/10	21,605,000	21,166,980
5.25% 6/15/08	2,718,000	2,716,989
6.25% 2/1/11	24,260,000	25,039,910
6.625% 9/15/09	1,620,000	1,684,787
Federal Home Loan Bank:
4.5% 10/14/08	14,960,000	14,730,918
5.8% 9/2/08	9,965,000	10,048,676
Freddie Mac:
5% 1/30/14	25,000,000	24,251,175
5.125% 4/18/08	6,000,000	5,983,896
5.5% 7/18/16	12,800,000	12,897,766
5.75% 6/27/16	10,000,000	10,113,650
5.875% 3/21/11	6,960,000	7,077,450
Israeli State (guaranteed by U.S. Government through Agency for International Development):
6.6% 2/15/08	6,974,709	7,025,262
6.8% 2/15/12	5,000,000	5,270,390
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	980,768	1,008,352
6.99% 5/21/16	3,652,500	3,891,410
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (c)	2,610,000	2,646,383
5.685% 5/15/12	3,845,000	3,913,080
6.67% 9/15/09	1,380,000	1,438,569
4.974% 8/15/13	2,850,000	2,798,939
Small Business Administration guaranteed development participation certificates Series 2002-20K Class 1, 5.08% 11/1/22	4,814,593	4,697,514
Tennessee Valley Authority 5.375% 4/1/56	3,000,000	2,891,838
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	2,100,000	2,100,000
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A: - continued
5.96% 8/1/09	$ 1,800,000	$ 1,809,272
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	30,000	30,300
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		281,060,624
U.S. Treasury Inflation Protected Obligations - 8.5%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	47,772,678	45,231,036
2.375% 4/15/11	38,762,280	38,771,020
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		84,002,056
U.S. Treasury Obligations - 23.5%
U.S. Treasury Bonds:
6.125% 8/15/29	45,052,000	50,905,246
6.25% 8/15/23	1,500,000	1,679,649
8% 11/15/21	4,794,000	6,215,718
12% 8/15/13	10,000,000	11,355,860
U.S. Treasury Notes:
2.625% 5/15/08	10,200,000	9,791,204
3.5% 8/15/09	2,469,000	2,370,914
3.75% 5/15/08	6,226,000	6,094,669
4% 11/15/12	20,000,000	19,010,940
4.125% 8/15/10	4,000,000	3,886,248
4.25% 8/15/13 (b)	17,670,000	16,955,602
4.25% 11/15/13 (b)	37,610,000	36,015,975
4.75% 5/15/14	68,050,000	67,146,228
4.875% 5/15/09	801,000	799,936
TOTAL U.S. TREASURY OBLIGATIONS		232,228,189
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $605,738,635)		597,290,869
U.S. Government Agency - Mortgage Securities - 23.6%
	Principal Amount	Value
Fannie Mae - 19.9%
3.732% 1/1/35 (e)	$ 160,217	$ 156,677
3.746% 12/1/34 (e)	127,044	124,255
3.757% 10/1/33 (e)	108,994	106,385
3.77% 12/1/34 (e)	26,133	25,591
3.791% 6/1/34 (e)	487,917	473,294
3.81% 6/1/33 (e)	77,046	75,585
3.84% 1/1/35 (e)	290,037	283,882
3.843% 1/1/35 (e)	93,009	90,940
3.851% 10/1/33 (e)	3,204,023	3,137,828
3.866% 1/1/35 (e)	184,632	181,307
3.879% 6/1/33 (e)	418,551	411,008
3.897% 10/1/34 (e)	114,311	112,621
3.923% 5/1/34 (e)	31,953	32,154
3.926% 12/1/34 (e)	90,873	89,334
3.94% 11/1/34 (e)	199,028	196,653
3.951% 1/1/35 (e)	126,040	124,205
3.952% 12/1/34 (e)	96,372	95,075
3.952% 12/1/34 (e)	660,714	651,246
3.957% 5/1/33 (e)	38,257	37,596
3.987% 12/1/34 (e)	114,503	112,564
3.997% 12/1/34 (e)	66,038	65,103
3.997% 1/1/35 (e)	82,026	80,898
4% 5/1/18 to 9/1/18	3,879,914	3,628,289
4.004% 2/1/35 (e)	89,886	88,597
4.015% 12/1/34 (e)	173,341	171,219
4.022% 1/1/35 (e)	188,552	185,946
4.037% 1/1/35 (e)	74,160	73,201
4.037% 1/1/35 (e)	56,539	55,733
4.039% 2/1/35 (e)	82,792	81,621
4.049% 10/1/18 (e)	93,316	91,562
4.06% 5/1/33 (e)	10,638,250	10,463,570
4.065% 1/1/35 (e)	169,312	166,803
4.077% 2/1/35 (e)	166,918	164,696
4.082% 4/1/33 (e)	36,023	35,577
4.084% 2/1/35 (e)	70,376	69,407
4.089% 2/1/35 (e)	64,900	64,039
4.092% 11/1/34 (e)	140,588	139,207
4.1% 2/1/35 (e)	307,698	303,855
4.106% 1/1/35 (e)	186,303	183,809
4.114% 1/1/35 (e)	178,545	176,197
4.116% 2/1/35 (e)	201,625	199,004
4.129% 1/1/35 (e)	314,430	310,465
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.144% 1/1/35 (e)	$ 276,274	$ 273,437
4.149% 2/1/35 (e)	162,968	160,913
4.161% 1/1/35 (e)	319,849	317,850
4.172% 1/1/35 (e)	212,539	206,651
4.177% 1/1/35 (e)	155,560	153,651
4.179% 10/1/34 (e)	269,957	267,837
4.179% 11/1/34 (e)	43,584	42,990
4.202% 1/1/35 (e)	98,648	97,471
4.249% 1/1/34 (e)	328,980	323,028
4.25% 2/1/35 (e)	119,539	116,225
4.25% 2/1/35 (e)	60,175	59,528
4.274% 8/1/33 (e)	214,758	212,076
4.275% 3/1/35 (e)	109,513	108,116
4.283% 7/1/34 (e)	75,227	74,931
4.289% 12/1/34 (e)	64,900	63,972
4.3% 10/1/34 (e)	55,298	54,784
4.306% 5/1/35 (e)	145,895	144,239
4.307% 3/1/33 (e)	148,877	147,204
4.307% 10/1/33 (e)	53,793	52,976
4.314% 3/1/33 (e)	53,019	51,544
4.323% 6/1/33 (e)	69,904	69,116
4.333% 9/1/34 (e)	154,166	153,748
4.348% 9/1/34 (e)	398,465	397,735
4.355% 1/1/35 (e)	121,796	118,619
4.366% 4/1/35 (e)	70,236	69,389
4.396% 10/1/34 (e)	667,918	654,178
4.396% 5/1/35 (e)	334,600	330,973
4.429% 10/1/34 (e)	497,879	495,280
4.431% 1/1/35 (e)	141,112	139,722
4.44% 3/1/35 (e)	143,194	139,597
4.459% 8/1/34 (e)	321,734	316,555
4.473% 5/1/35 (e)	73,328	72,516
4.486% 1/1/35 (e)	153,529	152,257
4.498% 8/1/34 (e)	735,556	737,255
4.5% 2/1/18 to 12/1/18	7,325,937	7,025,720
4.5% 8/1/36 (d)	8,019,821	7,367,248
4.513% 10/1/35 (e)	90,948	89,781
4.525% 2/1/35 (e)	1,994,724	1,967,157
4.529% 7/1/34 (e)	149,149	148,250
4.536% 2/1/35 (e)	667,257	661,652
4.545% 2/1/35 (e)	100,917	100,012
4.545% 7/1/35 (e)	412,812	408,271
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.547% 2/1/35 (e)	$ 69,849	$ 69,279
4.553% 1/1/35 (e)	257,848	255,800
4.555% 9/1/34 (e)	449,375	448,809
4.573% 9/1/34 (e)	2,357,874	2,317,743
4.575% 7/1/35 (e)	512,472	507,014
4.586% 2/1/35 (e)	553,496	541,651
4.593% 8/1/34 (e)	149,993	149,426
4.61% 7/1/34 (e)	4,737,314	4,707,185
4.643% 1/1/33 (e)	81,582	81,004
4.658% 3/1/35 (e)	59,158	58,711
4.666% 3/1/35 (e)	830,174	824,172
4.684% 9/1/34 (e)	47,118	47,402
4.708% 10/1/32 (e)	24,827	24,737
4.726% 7/1/34 (e)	308,144	304,076
4.73% 2/1/33 (e)	22,805	22,670
4.732% 10/1/32 (e)	35,919	36,305
4.733% 10/1/34 (e)	477,714	471,065
4.746% 1/1/35 (e)	26,647	26,481
4.791% 12/1/34 (e)	112,147	110,269
4.797% 12/1/32 (e)	143,395	142,866
4.811% 8/1/34 (e)	126,641	126,278
4.811% 6/1/35 (e)	594,010	589,680
4.815% 5/1/33 (e)	10,553	10,502
4.817% 2/1/33 (e)	190,942	189,934
4.82% 11/1/34 (e)	368,286	362,662
4.861% 10/1/35 (e)	342,170	337,284
4.891% 8/1/34 (e)	6,835,101	6,761,419
4.988% 11/1/32 (e)	93,206	93,388
4.989% 12/1/32 (e)	14,024	14,021
5% 8/1/21 (d)	10,000,000	9,715,100
5% 9/1/33 to 11/1/35	28,554,745	27,086,217
5.016% 2/1/35 (e)	48,962	48,773
5.023% 7/1/34 (e)	67,029	66,517
5.063% 11/1/34 (e)	25,481	25,593
5.094% 9/1/34 (e)	141,560	140,622
5.097% 5/1/35 (e)	738,474	736,369
5.108% 1/1/34 (e)	119,570	119,567
5.184% 8/1/33 (e)	176,113	175,607
5.202% 6/1/35 (e)	502,564	501,841
5.24% 3/1/35 (e)	70,932	70,425
5.294% 7/1/35 (e)	71,157	71,104
5.349% 12/1/34 (e)	190,097	189,696
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.5% 3/1/13 to 7/1/33	$ 35,592,690	$ 35,074,720
5.5% 8/1/36 (d)	163,304	158,583
5.5% 8/14/36 (d)(g)	10,000,000	9,710,900
5.5% 8/14/36 (d)(g)	10,000,000	9,710,900
5.506% 2/1/36 (e)	2,302,662	2,297,227
5.636% 1/1/36 (e)	643,657	643,651
5.927% 1/1/36 (e)	490,123	491,377
6% 1/1/18 to 2/1/34	16,453,497	16,425,843
6.5% 12/1/24 to 3/1/35 (g)	12,251,611	12,441,095
7% 4/1/26 to 7/1/32	2,324,776	2,390,149
7.5% 3/1/28 to 4/1/29	29,352	30,527
8.5% 9/1/16 to 1/1/17	19,434	20,636
9% 11/1/11 to 5/1/14	195,060	195,972
9.5% 11/15/09 to 5/1/20	132,311	142,066
11.5% 6/15/19	40,241	44,999
12.5% 8/1/15	1,523	1,731
		196,221,092
Freddie Mac - 2.6%
4.042% 12/1/34 (e)	127,102	124,930
4.086% 12/1/34 (e)	175,357	172,513
4.133% 1/1/35 (e)	464,749	457,378
4.26% 3/1/35 (e)	150,949	148,680
4.288% 5/1/35 (e)	268,961	265,228
4.3% 12/1/34 (e)	154,667	150,075
4.33% 2/1/35 (e)	301,983	297,643
4.445% 3/1/35 (e)	151,859	147,718
4.457% 6/1/35 (e)	229,821	226,470
4.461% 3/1/35 (e)	162,146	157,690
4.783% 10/1/32 (e)	23,710	23,767
4.86% 3/1/33 (e)	67,198	66,713
5.004% 4/1/35 (e)	805,043	799,730
5.321% 6/1/35 (e)	573,386	568,495
5.5% 2/1/36	9,773,541	9,495,190
5.512% 8/1/33 (e)	72,539	72,515
5.566% 1/1/36 (e)	1,129,731	1,124,240
5.639% 4/1/32 (e)	30,364	30,765
6% 9/1/16 to 11/1/33	9,796,227	9,798,798
6.5% 3/1/35	516,941	523,625
7.5% 3/1/15 to 3/1/16	464,226	478,287
8.5% 2/1/10	10,549	10,732
9% 10/1/08 to 10/1/20	36,175	37,752
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
9.5% 5/1/21 to 7/1/21	$ 52,301	$ 57,016
11% 7/1/13 to 5/1/14	96,533	105,862
12.5% 2/1/10 to 6/1/19	20,615	22,385
		25,364,197
Government National Mortgage Association - 1.1%
6.5% 6/20/34	2,248,450	2,290,608
6.5% 8/1/36 (d)	8,175,000	8,324,439
7.5% 10/15/06 to 8/15/29	29,885	30,181
8% 12/15/23	348,074	365,679
9% 12/15/09	1,060	1,060
10.5% 12/15/17 to 1/20/18	41,122	46,112
13.5% 7/15/11	4,938	5,536
		11,063,615
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $235,270,297)		232,648,904
Asset-Backed Securities - 0.6%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.535% 9/25/35 (e) (Cost $6,360,000)	6,360,000	6,374,630
Collateralized Mortgage Obligations - 16.1%

U.S. Government Agency - 16.1%
Fannie Mae planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,938,066	2,001,063
Series 1993-187 Class L, 6.5% 7/25/23	878,495	891,621
Series 1994-27 Class PJ, 6.5% 6/25/23	418,692	418,889
Series 2003-39 Class PV, 5.5% 9/25/22	1,845,000	1,831,635
Series 2006-45 Class OP, 6/25/36 (f)	989,334	736,469
Series 2006-62 Class KP, 4/25/36 (f)	2,041,891	1,422,153
Fannie Mae Grantor Trust planned amortization class:
Series 2005-81 Class PC, 5.5% 9/25/35	2,150,000	2,027,719
Series 2005-84 Class MB, 5.75% 10/25/35	2,780,000	2,782,798
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 6.365% 8/25/31 (e)	980,889	1,008,703
Series 2002-49 Class FB, 5.9688% 11/18/31 (e)	1,429,844	1,442,559
Series 2002-60 Class FV, 6.385% 4/25/32 (e)	294,626	304,582
Series 2002-68 Class FH, 5.8688% 10/18/32 (e)	1,197,125	1,214,747
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
floater:
Series 2002-75 Class FA, 6.385% 11/25/32 (e)	$ 603,539	$ 624,227
Series 2003-122 Class FL, 5.735% 7/25/29 (e)	497,153	500,002
Series 2003-131 Class FM, 5.785% 12/25/29 (e)	371,132	372,386
Series 2003-15 Class WF, 5.735% 8/25/17 (e)	619,471	622,097
Series 2004-33 Class FW, 5.785% 8/25/25 (e)	854,593	857,628
Series 2004-54 Class FE, 6.535% 2/25/33 (e)	522,097	525,931
planned amortization class:
Series 2001-30 Class PL, 7% 2/25/31	273,860	273,514
Series 2002-18 Class PC, 5.5% 4/25/17	1,170,000	1,167,016
Series 2003-113 Class PJ, 3.5% 2/25/13	1,750,000	1,708,081
Series 2003-73 Class GA, 3.5% 5/25/31	4,718,822	4,363,419
Series 2003-91 Class HA, 4.5% 11/25/16	1,465,000	1,429,025
Series 2004-21 Class QE, 4.5% 11/25/32	1,500,000	1,379,426
Series 2006-12 Class BO, 10/25/35 (f)	4,406,807	3,240,939
Series 2006-37 Class OW, 5/25/36 (f)	960,000	689,816
Series 2006-49 Class CA, 6% 2/25/31	6,371,802	6,422,229
Series 2006-51 Class PB, 5.5% 8/25/33	1,555,000	1,523,169
sequential pay:
Series 2001-46 Class ZG, 6% 9/25/31	8,052,837	8,041,771
Series 2002-79 Class Z, 5.5% 11/25/22	3,642,447	3,503,561
Series 2004-3 Class BA, 4% 7/25/17	100,464	96,060
Series 2004-86 Class KC, 4.5% 5/25/19	511,129	490,070
Series 2004-91 Class AH, 4.5% 5/25/29	993,734	959,949
Series 2005-41 Class WY, 5.5% 5/25/25	2,630,000	2,512,123
Series 2005-55 Class LY, 5.5% 7/25/25	2,580,000	2,470,908
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	797,423	804,388
Series 2512 Class PG, 5.5% 10/15/22	2,000,000	1,931,225
Series 3140 Class XO, 3/15/36 (f)	1,367,853	989,706
Series 3145 Class GO, 4/15/36 (f)	1,645,845	1,156,728
Series 3149 Class OD, 5/15/36 (f)	4,840,786	3,319,721
Series 3151 Class PO, 5/15/36 (f)	1,780,155	1,233,592
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	395,285	397,022
Series 2343 Class VD, 7% 8/15/16	1,714,190	1,717,147
Series 2361 Class KB, 6.25% 1/15/28	750,263	749,620
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Manufactured Housing participation certificates guaranteed:
planned amortization class Series 1681 Class PJ, 7% 12/15/23	$ 3,721,444	$ 3,798,413
Series 1686 Class FA, 6.275% 2/15/24 (e)	1,017,490	1,039,525
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 6.3488% 1/15/32 (e)	1,107,905	1,137,838
Class PF, 6.3488% 12/15/31 (e)	1,080,000	1,111,528
Series 2410 Class PF, 6.3488% 2/15/32 (e)	2,227,943	2,295,845
Series 2530 Class FE, 5.9688% 2/15/32 (e)	824,005	834,613
Series 2861 Class GF, 5.6688% 1/15/21 (e)	508,168	508,490
Series 2994 Class FB, 5.5188% 6/15/20 (e)	698,199	696,348
Series 3008 Class SM, 21.2552% 7/15/35 (e)	424,511	420,200
planned amortization class:
Series 1141 Class G, 9% 9/15/21	124,550	124,263
Series 1671 Class G, 6.5% 8/15/23	2,797,264	2,797,616
Series 1727 Class H, 6.5% 8/15/23	422,073	422,093
Series 2006-15 Class OP, 3/25/36 (f)	1,140,464	798,517
Series 2389 Class DA, 6.2688% 11/15/30 (e)	1,785,495	1,800,616
Series 2543 CLass PM, 5.5% 8/15/18	571,182	569,879
Series 2587 Class UP, 4% 8/15/25	2,350,417	2,334,484
Series 2622 Class PE, 4.5% 5/15/18	2,640,000	2,453,138
Series 2625 Class QX, 2.25% 3/15/22	160,014	155,949
Series 2628 Class OE, 4.5% 6/15/18	1,600,000	1,497,774
Series 2640:
Class GE, 4.5% 7/15/18	3,660,000	3,423,732
Class GR, 3% 3/15/10	143,628	143,292
Class QG, 2% 4/15/22	207,494	201,498
Series 2660 Class ML, 3.5% 7/15/22	10,000,000	9,769,616
Series 2676 Class QA, 3% 8/15/16	197,388	196,803
Series 2683 Class UH, 3% 3/15/19	1,241,665	1,231,391
Series 2752 Class PW, 4% 4/15/22	3,270,000	3,195,829
Series 2755 Class LC, 4% 6/15/27	1,655,000	1,576,427
Series 2802 Class OB, 6% 5/15/34	1,325,000	1,323,820
Series 2810 Class PD, 6% 6/15/33	995,000	991,166
Series 2828 Class JA, 4.5% 1/15/10	763,448	759,250
Series 3077 Class TO, 4/15/35 (f)	2,493,221	1,753,433
Series 3100 Class PO, 1/15/36 (f)	1,147,856	842,688
Series 3102 Class OH, 1/15/36 (f)	1,120,000	813,575
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 3110 Class OP, 9/15/35 (f)	$ 2,516,326	$ 1,799,288
Series 3121 Class KO, 3/15/36 (f)	1,001,185	731,473
Series 3122 Class OP, 3/15/36 (f)	1,946,429	1,400,596
Series 3123 Class LO, 3/15/36 (f)	1,820,046	1,267,662
sequential pay:
Series 2448 Class VH, 6.5% 5/15/18	856,597	856,209
Series 2492 Class A, 5.25% 5/15/29	986,462	983,202
Series 2546 Class MJ, 5.5% 3/15/23	2,861,239	2,710,547
Series 2587 Class AD, 4.71% 3/15/33	5,784,746	4,893,425
Series 2601 Class TB, 5.5% 4/15/23	869,000	838,913
Series 2617 Class GW, 3.5% 6/15/16	1,998,440	1,942,262
Series 2675 Class CB, 4% 5/15/16	2,506,178	2,414,178
Series 2677 Class HG, 3% 8/15/12	2,351,561	2,301,429
Series 2683 Class JA, 4% 10/15/16	2,556,384	2,457,370
Series 2750 Class ZT, 5% 2/15/34	970,212	821,122
Series 2773 Class HC, 4.5% 4/15/19	703,518	637,855
Series 2809 Class UA, 4% 12/15/14	658,412	643,016
Series 3007 Class EW, 5.5% 7/15/25	1,135,000	1,079,400
Series 2769 Class BU, 5% 3/15/34	847,624	756,774
Series 3119 Class PO, 2/15/36 (f)	2,986,352	2,079,076
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	3,127,903	3,159,298
Series 2877 Class JC, 5% 10/15/34	1,524,973	1,468,744
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $160,835,748)		158,416,922
Commercial Mortgage Securities - 0.2%

Freddie Mac Multi-class participation certificates guaranteed floater Series 2448 Class FT, 6.3688% 3/15/32 (e) (Cost $1,483,458)	1,455,613	1,500,495
Cash Equivalents - 7.8%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account dated 7/31/06 due 8/1/06 at:
5.3%	$ 27,917,107	$ 27,913,000
5.3% (a)	49,347,264	49,340,000
TOTAL CASH EQUIVALENTS (Cost $77,253,000)		77,253,000
TOTAL INVESTMENT PORTFOLIO - 108.8% (Cost $1,086,941,138)		1,073,484,820
NET OTHER ASSETS - (8.8)%		(86,418,902)
NET ASSETS - 100%		$ 987,065,918
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.508% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2010	$ 8,000,000	$ (259,360)
Receive semi-annually a fixed rate equal to 4.708% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Oct. 2010	9,000,000	(132,390)
		$ 17,000,000	$ (391,750)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,646,383 or 0.3% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(g) A portion of the security is subject to a forward commitment to sell.
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,086,682,832. Net unrealized depreciation aggregated $13,198,012, of which $2,927,577 related to appreciated investment securities and $16,125,589 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor High Income
Advantage Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

1.804847.102

HY-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 77.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.2%
Cable TV - 0.8%
Charter Communications, Inc. 5.875% 11/16/09 (h)	$ 22,580	$ 18,814
Telecommunications - 0.4%
ICO North America, Inc. 7.5% 8/15/09 (j)	8,175	9,810
TOTAL CONVERTIBLE BONDS		28,624
Nonconvertible Bonds - 75.8%
Aerospace - 0.2%
L-3 Communications Corp. 5.875% 1/15/15	1,225	1,142
Orbimage Holdings, Inc. 15.14% 7/1/12 (h)(i)	3,710	4,025
		5,167
Air Transportation - 4.5%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	13,320	13,020
6.977% 11/23/22	683	652
7.377% 5/23/19	12,957	11,532
7.8% 4/1/08	9,740	9,740
10.18% 1/2/13	5,055	4,903
Continental Airlines, Inc. 8.4075% 6/2/13 (i)	7,330	7,385
Delta Air Lines, Inc.:
7.9% 12/15/09 (d)	31,370	8,313
8% 12/15/07 (d)(h)	7,900	2,054
8.3% 12/15/29 (d)	89,955	24,180
9.5% 11/18/08 (d)(h)	2,065	2,272
10% 8/15/08 (d)	41,705	10,843
Delta Air Lines, Inc. pass thru trust certificates 7.779% 1/2/12	1,674	1,565
Northwest Airlines Corp. 10% 2/1/09 (d)	1,524	747
Northwest Airlines, Inc.:
7.875% 3/15/08 (d)	11,925	5,903
8.7% 3/15/07 (d)	1,630	835
9.875% 3/15/07 (d)	6,255	3,190
10.5% 4/1/09 (d)	8,139	4,151
Northwest Airlines, Inc. pass thru trust certificates 9.179% 10/1/11	1,753	263
		111,548
Automotive - 8.5%
Accuride Corp. 8.5% 2/1/15	4,780	4,445
Altra Industrial Motion, Inc. 9% 12/1/11	2,460	2,460
American Tire Distributors, Inc. 10.75% 4/1/13	6,930	6,324
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Delco Remy International, Inc. 9.375% 4/15/12	$ 1,480	$ 807
Ford Motor Credit Co.:
7% 10/1/13	26,515	23,333
7.25% 10/25/11	1,335	1,212
7.375% 2/1/11	28,795	26,485
9.75% 9/15/10 (h)	9,074	8,961
General Motors Acceptance Corp.:
6.75% 12/1/14	30,390	28,567
6.875% 9/15/11	4,335	4,183
General Motors Corp. 8.375% 7/15/33	111,240	91,219
IdleAire Technologies Corp. 0% 12/15/12 unit (e)(h)	16,350	12,263
Tenneco, Inc. 8.625% 11/15/14	2,870	2,841
		213,100
Broadcasting - 0.4%
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (e)	10,005	8,004
Paxson Communications Corp. 11.7569% 1/15/13 (h)(i)	3,255	3,255
		11,259
Building Materials - 1.6%
Goodman Global Holdings, Inc. 7.875% 12/15/12	13,870	12,899
Interface, Inc. 9.5% 2/1/14	320	326
MAXX Corp. 9.75% 6/15/12	13,888	10,972
NTK Holdings, Inc. 0% 3/1/14 (e)	17,240	11,896
U.S. Concrete, Inc. 8.375% 4/1/14	2,940	2,918
		39,011
Cable TV - 3.9%
Cablevision Systems Corp. 8% 4/15/12	3,240	3,204
CCH I LLC/CCH I Capital Corp. 11% 10/1/15	65,809	59,064
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	6,495	6,560
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (h)	6,475	6,451
CSC Holdings, Inc.:
7.25% 4/15/12 (h)(i)	18,985	18,368
7.625% 7/15/18	3,403	3,377
		97,024
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Capital Goods - 1.3%
Hawk Corp. 8.75% 11/1/14	$ 2,770	$ 2,756
Park-Ohio Industries, Inc. 8.375% 11/15/14	20,525	18,370
Sensus Metering Systems, Inc. 8.625% 12/15/13	6,645	6,462
Thermadyne Holdings Corp. 9.25% 2/1/14	5,710	4,854
		32,442
Chemicals - 2.1%
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (e)	7,785	6,111
Series B, 0% 10/1/14 (e)	15,211	11,865
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 10.2569% 7/15/10 (i)	4,990	5,040
Huntsman LLC 11.625% 10/15/10	5,972	6,614
Nell AF Sarl 8.375% 8/15/15 (h)	3,990	3,880
Phibro Animal Health Corp.:
10% 8/1/13 (h)	3,380	3,405
13% 12/1/07 unit	3,404	3,506
13% 8/1/14 (h)	6,760	6,794
Rockwood Specialties Group, Inc. 7.5% 11/15/14	950	936
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	5,110	5,314
		53,465
Consumer Products - 0.1%
NPI Merger Corp. 10.75% 4/15/14 (h)	2,215	2,309
Containers - 1.7%
Anchor Glass Container Corp. 11% 2/15/13 (d)	6,050	5,324
Constar International, Inc. 11% 12/1/12	3,315	2,503
Graham Packaging Co. LP/GPC Capital Corp. 9.875% 10/15/14	14,530	14,094
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	4,410	4,112
8.25% 5/15/13	8,535	8,620
Pliant Corp. 13% 7/15/10	2,381	2,381
Solo Cup Co. 8.5% 2/15/14	7,000	5,985
		43,019
Diversified Financial Services - 0.3%
Cardtronics, Inc. 9.25% 8/15/13 (h)	2,840	2,812
Triad Acquisition Corp. 11.125% 5/1/13	4,170	3,962
		6,774
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - 0.1%
Affinion Group, Inc. 11.5% 10/15/15 (h)	$ 3,320	$ 3,328
Electric Utilities - 1.6%
Calpine Corp.:
8.5% 7/15/10 (d)(h)	1,465	1,406
8.75% 7/15/13 (d)(h)	5,865	5,630
Dynegy Holdings, Inc. 8.375% 5/1/16 (h)	6,685	6,585
Mirant Americas Generation LLC:
8.5% 10/1/21	6,645	6,130
9.125% 5/1/31	9,625	9,192
Mirant North America LLC/Mirant North America Finance Corp. 7.375% 12/31/13 (h)	10,560	10,111
		39,054
Energy - 8.7%
Chaparral Energy, Inc. 8.5% 12/1/15 (h)	4,490	4,479
El Paso Corp.:
6.5% 6/1/08 (h)	9,030	8,973
6.95% 6/1/28 (h)	15,800	14,260
7% 5/15/11	38,000	37,430
7.75% 6/15/10 (h)	42,465	42,958
7.75% 1/15/32 (h)	1,970	1,950
El Paso Energy Corp. 7.375% 12/15/12	22,275	22,191
El Paso Performance-Linked Trust 7.75% 7/15/11 (h)	8,840	8,884
El Paso Production Holding Co. 7.75% 6/1/13	8,155	8,237
Hanover Compressor Co.:
7.5% 4/15/13	990	983
9% 6/1/14	1,105	1,171
Hilcorp Energy I LP/Hilcorp Finance Co. 9% 6/1/16 (h)	6,640	6,872
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16	3,260	3,309
Mariner Energy, Inc. 7.5% 4/15/13 (h)	12,535	12,002
Ocean Rig Norway AS 8.375% 7/1/13 (h)	2,190	2,256
Petrohawk Energy Corp. 9.125% 7/15/13 (h)	19,920	20,269
Pogo Producing Co.:
6.625% 3/15/15	6,505	6,147
6.875% 10/1/17	6,485	6,104
7.875% 5/1/13 (h)	4,790	4,838
Venoco, Inc. 8.75% 12/15/11	3,670	3,578
		216,891
Entertainment/Film - 0.0%
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	333
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Environmental - 1.9%
Allied Waste North America, Inc.:
7.25% 3/15/15	$ 27,340	$ 26,383
7.375% 4/15/14	21,790	20,755
		47,138
Food and Drug Retail - 2.6%
Ahold Finance USA, Inc. 8.25% 7/15/10	30,000	31,320
Albertsons, Inc. 8% 5/1/31	13,110	11,923
AmeriQual Group LLC/AmeriQual Finance Corp. 9% 4/1/12 (h)	3,000	3,045
Nutritional Sourcing Corp. 10.125% 8/1/09	7,424	4,826
Rite Aid Corp.:
6.875% 12/15/28 (h)	7,025	5,304
7.7% 2/15/27	8,740	7,298
		63,716
Food/Beverage/Tobacco - 1.3%
Pierre Foods, Inc. 9.875% 7/15/12	2,240	2,262
Swift & Co.:
10.125% 10/1/09	11,830	12,185
12.5% 1/1/10	16,705	17,206
		31,653
Gaming - 0.5%
MTR Gaming Group, Inc. 9% 6/1/12 (h)	1,810	1,837
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)	2,990	2,033
9% 1/15/12	1,760	1,795
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	6,680	6,288
		11,953
Healthcare - 6.6%
Accellent, Inc. 10.5% 12/1/13	6,160	6,345
CRC Health Group, Inc. 10.75% 2/1/16 (h)	3,340	3,390
DaVita, Inc. 7.25% 3/15/15	14,090	13,456
HCA, Inc.:
6.375% 1/15/15	4,730	3,760
6.5% 2/15/16	8,785	6,962
HealthSouth Corp. 10.75% 6/15/16 (h)	13,360	12,759
LifeCare Holdings, Inc. 9.25% 8/15/13	6,590	4,910
MedQuest, Inc. 11.875% 8/15/12	7,305	6,867
Multiplan, Inc. 10.375% 4/15/16 (h)	3,660	3,678
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	$ 9,190	$ 9,512
Tenet Healthcare Corp.:
6.375% 12/1/11	11,625	9,881
6.5% 6/1/12	24,700	20,717
7.375% 2/1/13	49,340	42,926
9.25% 2/1/15 (h)	11,960	11,093
9.875% 7/1/14	10,045	9,593
		165,849
Insurance - 1.6%
Provident Companies, Inc.:
7% 7/15/18	3,650	3,522
7.25% 3/15/28	17,830	17,262
UnumProvident Corp.:
6.75% 12/15/28	11,350	10,272
7.375% 6/15/32	9,190	8,956
		40,012
Leisure - 4.6%
Festival Fun Parks LLC 10.875% 4/15/14 (h)	2,470	2,451
Six Flags, Inc.:
9.625% 6/1/14	82,580	74,941
9.75% 4/15/13	40,010	36,709
		114,101
Paper - 1.6%
Bowater Canada Finance Corp. 7.95% 11/15/11	10,000	9,550
Bowater, Inc. 6.5% 6/15/13	9,755	8,584
Georgia-Pacific Corp. 7.7% 6/15/15	10,645	10,193
Jefferson Smurfit Corp. U.S.:
7.5% 6/1/13	6,960	6,299
8.25% 10/1/12	5,000	4,725
		39,351
Publishing/Printing - 0.8%
CBD Media Holdings LLC/CBD Holdings Finance, Inc. 9.25% 7/15/12	6,140	6,079
Vertis, Inc. 10.875% 6/15/09	13,265	13,149
		19,228
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Restaurants - 0.8%
The Restaurant Co. 10% 10/1/13	$ 14,920	$ 13,503
Uno Restaurant Corp. 10% 2/15/11 (h)	8,670	6,633
		20,136
Services - 2.0%
Ashtead Holdings PLC 8.625% 8/1/15 (h)	2,500	2,463
Cornell Companies, Inc. 10.75% 7/1/12	7,345	7,804
Education Management LLC/Education Management Finance Corp. 10.25% 6/1/16 (h)	4,020	4,050
H&E Equipment Services, Inc. 8.375% 7/15/16 (h)	3,060	3,083
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (h)	5,150	5,021
Language Line, Inc. 11.125% 6/15/12	4,610	4,529
Muzak LLC/Muzak Finance Corp. 10% 2/15/09	15,500	13,175
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (h)	4,350	4,676
Penhall International Corp. 12% 8/1/14 (h)	5,140	5,307
		50,108
Shipping - 0.5%
Ship Finance International Ltd. 8.5% 12/15/13	11,965	11,427
Steels - 0.2%
Edgen Acquisition Corp. 9.875% 2/1/11	5,980	5,920
Super Retail - 1.0%
Intcomex, Inc. 11.75% 1/15/11 (h)	6,260	6,166
NBC Acquisition Corp. 0% 3/15/13 (e)	12,830	8,981
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14 (h)	10,220	9,402
		24,549
Technology - 4.5%
Activant Solutions, Inc. 9.5% 5/1/16 (h)	2,310	2,171
Amkor Technology, Inc. 7.125% 3/15/11	7,505	6,679
Avago Technologies Finance Ltd.:
10.125% 12/1/13 (h)	19,280	20,244
11.875% 12/1/15 (h)	10,280	11,102
Danka Business Systems PLC 11% 6/15/10	6,870	5,840
Freescale Semiconductor, Inc. 7.125% 7/15/14	4,460	4,527
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11	2,465	2,021
8.5794% 12/15/11 (i)	3,840	3,245
Nortel Networks Corp.:
10.125% 7/15/13 (h)	6,370	6,402
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Nortel Networks Corp.: - continued
10.75% 7/15/16 (h)	$ 6,630	$ 6,787
SERENA Software, Inc. 10.375% 3/15/16 (h)	7,235	7,289
Solectron Global Finance Ltd. 8% 3/15/16 (h)	2,190	2,124
SS&C Technologies, Inc. 11.75% 12/1/13 (h)	9,920	10,292
SunGard Data Systems, Inc. 10.25% 8/15/15	11,115	11,226
Viasystems, Inc. 10.5% 1/15/11	12,680	12,426
		112,375
Telecommunications - 8.3%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	5,000	5,275
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	6,680	6,496
Cincinnati Bell, Inc. 8.375% 1/15/14	3,095	3,033
Eschelon Operating Co. 8.375% 3/15/10	2,522	2,421
Intelsat Ltd.:
6.5% 11/1/13	43,452	32,806
7.625% 4/15/12	30,225	25,389
11.25% 6/15/16 (h)	19,920	20,144
Level 3 Financing, Inc. 12.25% 3/15/13 (h)	6,100	6,680
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (h)	3,430	3,554
Qwest Capital Funding, Inc.:
7% 8/3/09	22,120	21,844
7.25% 2/15/11	4,000	3,900
7.625% 8/3/21	3,210	3,050
7.75% 2/15/31	29,425	27,365
Rogers Communications, Inc.:
6.375% 3/1/14	12,190	11,718
7.5% 3/15/15	7,260	7,451
Rural Cellular Corp. 9.75% 1/15/10	4,825	4,825
U.S. West Communications 6.875% 9/15/33	15,000	13,275
Windstream Corp. 8.625% 8/1/16 (h)	7,030	7,311
		206,537
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - 2.0%
Levi Strauss & Co.:
8.875% 4/1/16	$ 6,510	$ 6,347
12.25% 12/15/12	39,715	44,332
		50,679
TOTAL NONCONVERTIBLE BONDS		1,889,456
TOTAL CORPORATE BONDS (Cost $1,960,915)		1,918,080
Common Stocks - 15.7%
	Shares
Cable TV - 0.3%
NTL, Inc.	361,330	8,256
NTL, Inc. warrants 1/13/11 (a)	3	0
Pegasus Communications Corp. warrants 1/1/07 (a)(j)	6,509	0
		8,256
Chemicals - 0.1%
Huntsman Corp. (j)	96,480	1,539
Consumer Products - 1.3%
Revlon, Inc. Class A (sub. vtg.) (a)(g)	33,440,496	31,434
Containers - 0.7%
Owens-Illinois, Inc.	1,143,900	17,307
Pliant Corp.	2,040	0
Trivest 1992 Special Fund Ltd. (a)(g)(j)	3,037,732	15
		17,322
Electric Utilities - 1.9%
AES Corp. (a)	1,692,509	33,613
Mirant Corp. (a)	523,570	13,911
		47,524
Energy - 1.4%
Chesapeake Energy Corp.	800,000	26,320
El Paso Corp.	500,000	8,000
		34,320
Common Stocks - continued
	Shares	Value (000s)
Food and Drug Retail - 0.6%
Pathmark Stores, Inc. (a)	1,818,878	$ 15,588
Pathmark Stores, Inc. warrants 9/19/10 (a)	747,828	150
		15,738
Healthcare - 2.1%
DaVita, Inc. (a)	1,056,946	52,868
Leisure - 0.1%
Six Flags, Inc. (f)	343,900	1,816
Metals/Mining - 0.5%
Alpha Natural Resources, Inc. (a)	802,100	12,970
Paper - 0.4%
Temple-Inland, Inc.	265,678	11,302
Publishing/Printing - 0.5%
Cenveo, Inc. (a)	464,274	8,882
Valassis Communications, Inc. (a)	234,600	4,816
		13,698
Services - 0.1%
Service Corp. International (SCI)	256,600	1,927
Shipping - 1.7%
Frontline Ltd. (NY Shares) (f)	200,000	7,790
Teekay Shipping Corp.	793,800	34,102
		41,892
Technology - 2.3%
Amkor Technology, Inc. (a)	3,000,000	18,540
Atmel Corp. (a)	1,000,000	4,790
Flextronics International Ltd. (a)	2,000,000	22,680
STATS ChipPAC Ltd. sponsored ADR (a)	261,000	1,475
Viasystems Group, Inc. (a)(j)	1,026,780	8,728
		56,213
Telecommunications - 1.7%
Choice One Communications, Inc. (a)(j)	925,628	6,942
ICO Global Communications Holdings Ltd.:
warrants 8/3/06 (a)	7,290	0
Class A (a)	43,772	257
McLeodUSA, Inc. (a)	4,914,174	34,399
		41,598
Common Stocks - continued
	Shares	Value (000s)
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(j)	42,253	$ 652
Pillowtex Corp. (a)	490,256	0
		652
TOTAL COMMON STOCKS (Cost $395,318)		391,069
Preferred Stocks - 1.8%

Convertible Preferred Stocks - 1.4%
Energy - 1.4%
El Paso Corp. 4.99%	26,000	35,360
Nonconvertible Preferred Stocks - 0.4%
Broadcasting - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	3,671	3,983
Containers - 0.3%
Pliant Corp. Redeemable Preferred Series AA, 13.00%	18,037	6,538
TOTAL NONCONVERTIBLE PREFERRED STOCKS		10,521
TOTAL PREFERRED STOCKS (Cost $48,354)		45,881
Floating Rate Loans - 1.8%
	Principal Amount (000s)
Building Materials - 1.2%
Masonite International Corp. term loan:
7.4901% 4/5/13 (i)	$ 2,577	2,500
11% 4/6/15 (i)	29,788	28,001
		30,501
Cable TV - 0.1%
Wide Open West Finance LLC Tranche 2, term loan 10.2306% 4/28/14 (i)	1,770	1,783
Consumer Products - 0.2%
Amscan Holdings, Inc. Tranche 2, term loan 10.3% 12/23/13 (i)	4,550	4,527
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Energy - 0.3%
Coffeyville Resources LLC Tranche 2, term loan 12.1875% 7/8/13 (i)	$ 6,510	$ 6,673
TOTAL FLOATING RATE LOANS (Cost $42,796)		43,484
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 5.3% (b)	58,984,260	58,984
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	5,476,425	5,476
TOTAL MONEY MARKET FUNDS (Cost $64,460)		64,460
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $2,511,843)		2,462,974
NET OTHER ASSETS - 1.1%		28,432
NET ASSETS - 100%		$ 2,491,406
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $444,922,000 or 17.9% of net assets.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,686,000 or 1.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Choice One Communications, Inc.	11/18/04 - 6/29/06	$ 4,418
Huntsman Corp.	4/30/03	$ 690
ICO North America, Inc. 7.5% 8/15/09	8/12/05	$ 8,175
Pegasus Communications Corp. warrants 1/1/07	10/17/97	$ 635
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Viasystems Group, Inc.	2/13/04	$ 20,664
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,249
Fidelity Securities Lending Cash Central Fund	24
Total	$ 3,273
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Haynes International, Inc.	$ 25,094	$ -	$ 39,977	$ -	$ -
Revlon, Inc. Class A (sub. vtg.)	103,517	10,422	14,241	-	31,434
Total	$ 128,611	$ 10,422	$ 54,218	$ -	$ 31,434
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,492,188,000. Net unrealized depreciation aggregated $29,214,000, of which $173,244,000 related to appreciated investment securities and $202,458,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

1.804861.102

AHI-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.5%
	Principal Amount	Value
Convertible Bonds - 0.2%
Technology - 0.2%
Flextronics International Ltd. 1% 8/1/10	$ 1,100,000	$ 1,064,250
Nonconvertible Bonds - 88.3%
Aerospace - 1.8%
Bombardier, Inc.:
6.75% 5/1/12 (c)	860,000	795,500
7.45% 5/1/34 (c)	415,000	348,600
L-3 Communications Corp.:
5.875% 1/15/15	2,280,000	2,126,100
6.375% 10/15/15	1,650,000	1,571,625
7.625% 6/15/12	1,975,000	1,999,688
Orbital Sciences Corp. 9% 7/15/11	835,000	870,488
Primus International, Inc. 11.5% 4/15/09 (c)	1,390,000	1,501,200
		9,213,201
Air Transportation - 1.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	3,100,000	3,030,250
6.977% 11/23/22	296,741	283,387
7.324% 4/15/11	960,000	933,600
7.377% 5/23/19	134,813	119,983
7.8% 4/1/08	210,000	210,000
8.608% 10/1/12	200,000	205,000
AMR Corp. 9% 8/1/12	260,000	256,750
Continental Airlines, Inc. pass thru trust certificates 9.798% 4/1/21	1,558,249	1,628,371
		6,667,341
Automotive - 5.2%
Accuride Corp. 8.5% 2/1/15	280,000	260,400
American Axle & Manufacturing, Inc. 5.25% 2/11/14	435,000	357,788
Ford Motor Credit Co.:
7% 10/1/13	2,890,000	2,543,200
7.25% 10/25/11	2,020,000	1,834,606
9.9569% 4/15/12 (d)	1,510,000	1,551,525
10.4863% 6/15/11 (c)(d)	3,508,000	3,586,930
General Motors Acceptance Corp.:
5.125% 5/9/08	2,170,000	2,090,988
5.625% 5/15/09	2,060,000	1,969,502
6.75% 12/1/14	1,980,000	1,861,200
6.875% 9/15/11	1,235,000	1,191,775
8% 11/1/31	6,180,000	6,056,378
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Goodyear Tire & Rubber Co. 9% 7/1/15	$ 490,000	$ 469,175
Lear Corp. 8.11% 5/15/09	525,000	511,875
Visteon Corp.:
7% 3/10/14	1,650,000	1,344,750
8.25% 8/1/10	410,000	376,175
		26,006,267
Banks and Thrifts - 0.7%
Western Financial Bank 9.625% 5/15/12	3,065,000	3,379,163
Broadcasting - 0.0%
Nexstar Broadcasting, Inc. 7% 1/15/14	270,000	237,600
Building Materials - 0.8%
Anixter International, Inc. 5.95% 3/1/15	1,480,000	1,342,508
Goodman Global Holdings, Inc.:
7.875% 12/15/12	500,000	465,000
8.3294% 6/15/12 (d)	703,000	706,515
Interface, Inc. 9.5% 2/1/14	395,000	402,900
Nortek, Inc. 8.5% 9/1/14	625,000	585,938
NTK Holdings, Inc. 0% 3/1/14 (b)	420,000	289,800
		3,792,661
Cable TV - 2.8%
Cablevision Systems Corp.:
8% 4/15/12	1,440,000	1,423,800
9.62% 4/1/09 (d)	1,835,000	1,945,100
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	585,000	590,850
EchoStar DBS Corp.:
5.75% 10/1/08	3,520,000	3,476,000
7.125% 2/1/16 (c)	1,690,000	1,660,425
GCI, Inc. 7.25% 2/15/14	725,000	692,375
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	1,105,000	1,149,200
Kabel Deutschland GmbH 10.625% 7/1/14 (c)	940,000	996,400
NTL Cable PLC:
8.75% 4/15/14	1,075,000	1,085,750
9.125% 8/15/16	840,000	852,600
		13,872,500
Capital Goods - 1.9%
Amsted Industries, Inc. 10.25% 10/15/11 (c)	1,435,000	1,528,275
Case New Holland, Inc. 7.125% 3/1/14	1,310,000	1,277,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - continued
Invensys PLC 9.875% 3/15/11 (c)	$ 2,538,000	$ 2,728,350
Leucadia National Corp. 7% 8/15/13	2,220,000	2,181,150
Park-Ohio Industries, Inc. 8.375% 11/15/14	910,000	814,450
Sensus Metering Systems, Inc. 8.625% 12/15/13	1,045,000	1,016,263
		9,545,738
Chemicals - 3.5%
Chemtura Corp. 6.875% 6/1/16	1,020,000	984,300
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (b)	1,015,000	796,775
Series B, 0% 10/1/14 (b)	620,000	483,600
Equistar Chemicals LP 7.55% 2/15/26	775,000	705,250
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	490,000	504,700
10.125% 9/1/08	525,000	553,875
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 10.2569% 7/15/10 (d)	1,315,000	1,328,150
Millennium America, Inc.:
7.625% 11/15/26	350,000	294,000
9.25% 6/15/08	1,530,000	1,556,775
Nalco Co. 7.75% 11/15/11	1,115,000	1,115,000
Nell AF Sarl 8.375% 8/15/15 (c)	2,810,000	2,732,725
NOVA Chemicals Corp.:
7.4% 4/1/09	1,885,000	1,875,575
8.405% 11/15/13 (d)	1,090,000	1,095,450
Phibro Animal Health Corp.:
10% 8/1/13 (c)	960,000	967,200
13% 8/1/14 (c)	560,000	562,800
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	1,655,000	1,721,200
		17,277,375
Consumer Products - 0.5%
Jostens Holding Corp. 0% 12/1/13 (b)	680,000	530,400
Jostens IH Corp. 7.625% 10/1/12	550,000	530,750
NPI Merger Corp.:
9.23% 10/15/13 (c)(d)	170,000	174,250
10.75% 4/15/14 (c)	460,000	479,550
Samsonite Corp. 8.875% 6/1/11	585,000	606,938
		2,321,888
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - 2.3%
Ball Corp. 6.625% 3/15/18	$ 2,000,000	$ 1,890,000
Berry Plastics Corp. 10.75% 7/15/12	1,050,000	1,147,125
BWAY Corp. 10% 10/15/10	2,610,000	2,740,500
Graham Packaging Co. LP/GPC Capital Corp.:
8.5% 10/15/12	755,000	736,125
9.875% 10/15/14	345,000	334,650
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	1,675,000	1,691,750
Owens-Illinois, Inc.:
7.35% 5/15/08	945,000	945,000
7.5% 5/15/10	1,970,000	1,940,450
		11,425,600
Diversified Financial Services - 0.8%
E*TRADE Financial Corp.:
7.375% 9/15/13	305,000	305,763
7.875% 12/1/15	1,030,000	1,063,475
8% 6/15/11	990,000	1,017,225
Residential Capital Corp. 7.3369% 4/17/09 (c)(d)	1,690,000	1,690,000
		4,076,463
Diversified Media - 1.0%
Affinion Group, Inc. 11.5% 10/15/15 (c)	1,025,000	1,027,563
LBI Media Holdings, Inc. 0% 10/15/13 (b)	1,240,000	1,035,400
LBI Media, Inc. 10.125% 7/15/12	1,020,000	1,078,650
Quebecor Media, Inc. 7.75% 3/15/16	2,040,000	1,989,000
		5,130,613
Electric Utilities - 4.7%
AES Corp.:
8.875% 2/15/11	999,000	1,045,204
9.375% 9/15/10	1,985,000	2,114,025
9.5% 6/1/09	1,045,000	1,099,863
AES Gener SA 7.5% 3/25/14	2,995,000	3,039,925
Aquila, Inc. 14.875% 7/1/12	885,000	1,165,988
CMS Energy Corp. 6.3% 2/1/12	675,000	648,000
Mirant Americas Generation LLC 8.5% 10/1/21	1,295,000	1,194,638
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	2,315,000	2,315,000
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	315,000	324,450
Nevada Power Co.:
5.95% 3/15/16 (c)	480,000	458,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Nevada Power Co.: - continued
6.65% 4/1/36 (c)	$ 1,510,000	$ 1,462,042
NRG Energy, Inc. 7.25% 2/1/14	720,000	707,400
Reliant Energy, Inc. 6.75% 12/15/14	200,000	187,000
Sierra Pacific Power Co. 6% 5/15/16 (c)	1,300,000	1,241,500
Sierra Pacific Resources:
6.75% 8/15/17	670,000	636,500
8.625% 3/15/14	460,000	486,450
Tenaska Alabama Partners LP 7% 6/30/21 (c)	1,900,723	1,829,446
TXU Corp. 6.5% 11/15/24	2,095,000	1,899,118
Utilicorp Canada Finance Corp. 7.75% 6/15/11	1,745,000	1,808,256
Utilicorp United, Inc. 9.95% 2/1/11 (d)	29,000	31,900
		23,695,105
Energy - 9.6%
Atlas Pipeline Partners LP/Atlas Pipeline Partners Finance Corp. 8.125% 12/15/15 (c)	1,145,000	1,150,725
Chaparral Energy, Inc. 8.5% 12/1/15 (c)	1,010,000	1,007,475
Chesapeake Energy Corp.:
6.5% 8/15/17	2,780,000	2,581,925
6.875% 1/15/16	1,390,000	1,334,400
7.625% 7/15/13	1,850,000	1,877,750
7.75% 1/15/15	1,225,000	1,232,656
El Paso Corp.:
6.375% 2/1/09 (c)	2,080,000	2,048,093
7.75% 6/15/10 (c)	2,210,000	2,235,658
El Paso Performance-Linked Trust 7.75% 7/15/11 (c)	2,340,000	2,351,700
Hanover Compressor Co.:
7.5% 4/15/13	220,000	218,350
8.625% 12/15/10	630,000	653,625
9% 6/1/14	945,000	1,001,700
Hanover Equipment Trust 8.75% 9/1/11	245,000	251,125
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (c)	1,210,000	1,185,800
9% 6/1/16 (c)	1,630,000	1,687,050
10.5% 9/1/10 (c)	560,000	606,200
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16	720,000	730,800
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.875% 11/1/14	1,589,000	1,465,853
Newfield Exploration Co.:
6.625% 9/1/14	950,000	919,125
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Newfield Exploration Co.: - continued
6.625% 4/15/16	$ 1,010,000	$ 977,175
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.25% 9/15/15	1,140,000	1,088,700
Parker Drilling Co.:
9.625% 10/1/13	880,000	959,200
9.9806% 9/1/10 (d)	1,655,000	1,692,238
Petrohawk Energy Corp. 9.125% 7/15/13 (c)	2,690,000	2,737,075
Pogo Producing Co. 6.875% 10/1/17	1,930,000	1,816,613
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	1,270,000	1,193,800
7.375% 7/15/13	2,250,000	2,238,750
7.5% 5/15/16	690,000	691,725
SESI LLC 6.875% 6/1/14 (c)	1,300,000	1,264,250
Sonat, Inc. 7.625% 7/15/11	960,000	969,600
Stone Energy Corp. 6.75% 12/15/14	1,340,000	1,368,475
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (c)	900,000	877,500
Tesoro Corp. 6.25% 11/1/12 (c)	490,000	469,175
Williams Companies, Inc. 6.375% 10/1/10 (c)	3,095,000	3,021,494
Williams Partners LP/Williams Partners Finance Corp. 7.5% 6/15/11 (c)	1,910,000	1,924,325
		47,830,105
Environmental - 1.1%
Allied Waste North America, Inc.:
5.75% 2/15/11	1,560,000	1,474,200
7.125% 5/15/16 (c)	1,290,000	1,228,725
8.5% 12/1/08	2,350,000	2,432,250
Browning-Ferris Industries, Inc. 6.375% 1/15/08	160,000	158,400
		5,293,575
Food and Drug Retail - 0.6%
Albertsons, Inc.:
7.45% 8/1/29	630,000	546,136
7.75% 6/15/26	980,000	877,982
8% 5/1/31	630,000	572,962
Rite Aid Corp.:
7.5% 1/15/15	535,000	518,950
8.125% 5/1/10	255,000	258,188
		2,774,218
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - 1.6%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	$ 1,110,000	$ 1,148,850
Pierre Foods, Inc. 9.875% 7/15/12	660,000	666,600
Reynolds American, Inc.:
6.5% 7/15/10 (c)	1,415,000	1,402,619
7.25% 6/1/13 (c)	1,310,000	1,320,218
7.3% 7/15/15 (c)	2,415,000	2,415,000
Swift & Co.:
10.125% 10/1/09	825,000	849,750
12.5% 1/1/10	290,000	298,700
		8,101,737
Gaming - 7.4%
Chukchansi Economic Development Authority:
8% 11/15/13 (c)	795,000	795,994
8.78% 11/15/12 (c)(d)	360,000	366,300
Kerzner International Ltd. 6.75% 10/1/15	3,190,000	3,357,475
Las Vegas Sands Corp. 6.375% 2/15/15	1,000,000	925,000
Mandalay Resort Group:
6.5% 7/31/09	710,000	700,238
9.375% 2/15/10	2,365,000	2,503,944
10.25% 8/1/07	820,000	849,725
MGM MIRAGE:
6% 10/1/09	2,545,000	2,468,650
6.625% 7/15/15	1,070,000	1,003,125
6.75% 9/1/12	2,935,000	2,843,281
6.75% 4/1/13 (c)	1,050,000	1,013,250
6.875% 4/1/16 (c)	1,010,000	956,975
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	640,000	608,000
6.375% 7/15/09	1,830,000	1,797,975
7.125% 8/15/14	585,000	571,106
8% 4/1/12	290,000	299,425
MTR Gaming Group, Inc.:
9% 6/1/12 (c)	400,000	406,000
9.75% 4/1/10	1,340,000	1,413,700
Scientific Games Corp. 6.25% 12/15/12	925,000	863,719
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,450,000	1,413,750
7.25% 5/1/12	2,135,000	2,081,625
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Station Casinos, Inc.:
6.625% 3/15/18	$ 1,085,000	$ 965,650
6.875% 3/1/16	2,890,000	2,669,638
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	590,000	401,200
9% 1/15/12	1,380,000	1,407,600
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,305,000	2,371,269
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	2,065,000	1,943,681
		36,998,295
Healthcare - 4.9%
CDRV Investors, Inc. 0% 1/1/15 (b)	3,685,000	2,607,138
Concentra Operating Corp.:
9.125% 6/1/12	1,125,000	1,167,188
9.5% 8/15/10	450,000	466,875
DaVita, Inc. 7.25% 3/15/15	140,000	133,700
HealthSouth Corp.:
10.75% 6/15/16 (c)	1,385,000	1,322,675
11.4181% 6/15/14 (c)(d)	1,420,000	1,377,400
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	1,450,000	1,384,750
LifeCare Holdings, Inc. 9.25% 8/15/13	270,000	201,150
Multiplan, Inc. 10.375% 4/15/16 (c)	800,000	804,000
Mylan Laboratories, Inc. 6.375% 8/15/15	605,000	583,825
National Mentor Holdings, Inc. 11.25% 7/1/14 (c)	1,360,000	1,383,800
Omega Healthcare Investors, Inc.:
7% 4/1/14	2,840,000	2,733,500
7% 1/15/16	1,635,000	1,557,338
ResCare, Inc. 7.75% 10/15/13	1,145,000	1,130,688
Senior Housing Properties Trust 8.625% 1/15/12	1,070,000	1,123,500
Service Corp. International (SCI):
6.75% 4/1/16	1,130,000	1,048,075
8% 6/15/17 (c)(d)	1,150,000	1,075,250
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	1,550,000	1,604,250
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16	1,810,000	1,733,075
6.625% 10/15/14	830,000	809,250
		24,247,427
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilding/Real Estate - 1.9%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	$ 1,155,000	$ 1,129,013
8.125% 6/1/12	3,400,000	3,451,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	310,000	285,975
6.25% 1/15/16	125,000	108,125
6.375% 12/15/14	125,000	110,469
8.875% 4/1/12	550,000	534,875
KB Home 7.75% 2/1/10	1,825,000	1,811,313
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)	580,000	570,070
Technical Olympic USA, Inc. 7.5% 1/15/15	595,000	461,125
WCI Communities, Inc.:
6.625% 3/15/15	545,000	438,725
7.875% 10/1/13	395,000	340,688
		9,241,378
Hotels - 0.7%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	1,020,000	1,045,500
Host Marriott LP 7.125% 11/1/13	2,415,000	2,418,019
		3,463,519
Insurance - 0.4%
UnumProvident Corp. 7.375% 6/15/32	660,000	643,210
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	1,400,000	1,372,000
		2,015,210
Leisure - 2.2%
Royal Caribbean Cruises Ltd.:
7% 6/15/13	2,005,000	2,002,285
yankee 7.5% 10/15/27	1,680,000	1,615,253
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	708,000	559,320
Town Sports International, Inc. 9.625% 4/15/11	1,758,000	1,823,925
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	2,660,000	2,879,450
Universal City Florida Holding Co. I/II 9.8988% 5/1/10 (d)	2,015,000	2,070,413
		10,950,646
Metals/Mining - 2.1%
Arch Western Finance LLC 6.75% 7/1/13	2,020,000	1,929,100
Compass Minerals International, Inc.:
0% 12/15/12 (b)	865,000	830,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Compass Minerals International, Inc.: - continued
0% 6/1/13 (b)	$ 1,620,000	$ 1,490,400
Drummond Co., Inc. 7.375% 2/15/16 (c)	2,735,000	2,564,063
Massey Energy Co. 6.875% 12/15/13	1,665,000	1,515,150
Vedanta Resources PLC 6.625% 2/22/10 (c)	2,310,000	2,214,713
		10,543,826
Paper - 1.7%
Bowater, Inc.:
6.5% 6/15/13	695,000	611,600
9.5% 10/15/12	770,000	764,225
Catalyst Paper Corp. 8.625% 6/15/11	1,060,000	1,030,850
Georgia-Pacific Corp.:
8% 1/15/24	700,000	663,250
8.125% 5/15/11	1,350,000	1,338,188
8.875% 5/15/31	1,470,000	1,470,000
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	820,000	742,100
Stone Container Corp. 9.75% 2/1/11	675,000	688,500
Stone Container Finance Co. 7.375% 7/15/14	1,250,000	1,106,250
		8,414,963
Publishing/Printing - 1.1%
Dex Media West LLC/Dex Media West Finance Co. 8.5% 8/15/10	785,000	805,606
Houghton Mifflin Co. 9.875% 2/1/13	1,300,000	1,335,750
The Reader's Digest Association, Inc. 6.5% 3/1/11	3,530,000	3,406,450
		5,547,806
Railroad - 0.2%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,100,000	1,105,500
Restaurants - 1.1%
Carrols Corp. 9% 1/15/13	2,035,000	2,029,913
Friendly Ice Cream Corp. 8.375% 6/15/12	1,860,000	1,560,075
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	2,305,000	2,132,125
		5,722,113
Services - 2.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.576% 5/15/14 (c)(d)	210,000	208,950
7.625% 5/15/14 (c)	550,000	537,625
7.75% 5/15/16 (c)	520,000	507,000
Corrections Corp. of America:
6.25% 3/15/13	720,000	684,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
Corrections Corp. of America: - continued
6.75% 1/31/14	$ 455,000	$ 439,644
7.5% 5/1/11	580,000	587,250
Education Management LLC/Education Management Finance Corp. 10.25% 6/1/16 (c)	870,000	876,525
FTI Consulting, Inc. 7.625% 6/15/13	2,425,000	2,431,063
H&E Equipment Services, Inc. 8.375% 7/15/16 (c)	745,000	750,588
Hertz Corp.:
8.875% 1/1/14 (c)	190,000	198,550
10.5% 1/1/16 (c)	350,000	381,938
Iron Mountain, Inc.:
8.25% 7/1/11	735,000	740,513
8.625% 4/1/13	1,110,000	1,121,100
Penhall International Corp. 12% 8/1/14 (c)	1,040,000	1,073,800
Rural/Metro Corp.:
0% 3/15/16 (b)	1,305,000	946,125
9.875% 3/15/15	515,000	525,300
United Rentals North America, Inc. 7% 2/15/14	2,535,000	2,319,525
		14,329,496
Shipping - 1.9%
OMI Corp. 7.625% 12/1/13	3,310,000	3,310,000
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	95,000	90,013
8.25% 3/15/13	420,000	433,650
Ship Finance International Ltd. 8.5% 12/15/13	4,555,000	4,350,025
Teekay Shipping Corp. 8.875% 7/15/11	1,245,000	1,301,025
		9,484,713
Steels - 0.4%
Allegheny Technologies, Inc. 8.375% 12/15/11	355,000	372,750
RathGibson, Inc. 11.25% 2/15/14 (c)	1,710,000	1,765,575
		2,138,325
Super Retail - 1.9%
GSC Holdings Corp./Gamestop, Inc.:
8% 10/1/12	4,280,000	4,322,800
9.3831% 10/1/11 (d)	825,000	855,938
NBC Acquisition Corp. 0% 3/15/13 (b)	1,980,000	1,386,000
Nebraska Book Co., Inc. 8.625% 3/15/12	1,180,000	1,067,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
Neiman Marcus Group, Inc. 10.375% 10/15/15	$ 115,000	$ 122,337
Sonic Automotive, Inc. 8.625% 8/15/13	1,605,000	1,596,975
		9,351,950
Technology - 8.7%
Activant Solutions, Inc. 9.5% 5/1/16 (c)	500,000	470,000
Amkor Technology, Inc. 7.75% 5/15/13	485,000	426,800
Avago Technologies Finance Ltd.:
10.125% 12/1/13 (c)	1,645,000	1,727,250
10.7306% 6/1/13 (c)(d)	1,190,000	1,246,525
Celestica, Inc.:
7.625% 7/1/13	1,110,000	1,076,700
7.875% 7/1/11	2,110,000	2,046,700
Eastman Kodak Co. 7.25% 11/15/13	680,000	649,400
Freescale Semiconductor, Inc.:
6.875% 7/15/11	3,725,000	3,743,625
7.125% 7/15/14	1,430,000	1,451,450
IKON Office Solutions, Inc. 7.75% 9/15/15	2,990,000	2,937,675
Lucent Technologies, Inc.:
6.45% 3/15/29	3,970,000	3,384,425
6.5% 1/15/28	1,265,000	1,062,600
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.5794% 12/15/11 (d)	1,075,000	908,375
Nortel Networks Corp.:
9.73% 7/15/11 (c)(d)	1,335,000	1,343,344
10.125% 7/15/13 (c)	1,520,000	1,527,600
Northern Telecom Capital Corp. 7.875% 6/15/26	195,000	164,775
Sanmina-SCI Corp.:
6.75% 3/1/13	1,335,000	1,274,925
8.125% 3/1/16	1,700,000	1,649,000
SERENA Software, Inc. 10.375% 3/15/16 (c)	670,000	675,025
STATS ChipPAC Ltd. 7.5% 7/19/10	2,365,000	2,299,963
SunGard Data Systems, Inc.:
9.125% 8/15/13	2,450,000	2,502,063
9.4306% 8/15/13 (d)	1,425,000	1,482,000
10.25% 8/15/15	415,000	419,150
UGS Capital Corp. II 10.38% 6/1/11 pay-in-kind (c)(d)	2,310,000	2,298,450
Xerox Capital Trust I 8% 2/1/27	2,650,000	2,663,250
Xerox Corp.:
6.4% 3/15/16	1,695,000	1,618,725
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Xerox Corp.: - continued
7.625% 6/15/13	$ 1,115,000	$ 1,126,150
9.75% 1/15/09	1,150,000	1,234,813
		43,410,758
Telecommunications - 8.0%
American Tower Corp. 7.125% 10/15/12	245,000	246,838
Centennial Communications Corp.:
10% 1/1/13	775,000	773,063
11.2581% 1/1/13 (d)	365,000	375,038
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	345,000	335,513
Digicel Ltd. 9.25% 9/1/12 (c)	2,735,000	2,844,400
Intelsat Ltd.:
6.5% 11/1/13	4,090,000	3,087,950
7.625% 4/15/12	2,880,000	2,419,200
9.25% 6/15/16 (c)	2,050,000	2,101,250
11.25% 6/15/16 (c)	1,720,000	1,739,350
11.64% 6/15/13 (c)(d)	1,420,000	1,444,850
Intelsat Subsidiary Holding Co. Ltd. 10.4844% 1/15/12 (d)	1,045,000	1,061,981
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (c)	235,000	230,300
Level 3 Communications, Inc. 12.875% 3/15/10	455,000	468,650
Level 3 Financing, Inc. 12.25% 3/15/13 (c)	2,090,000	2,288,550
Millicom International Cellular SA 10% 12/1/13	1,183,000	1,265,810
Mobile Telesystems Finance SA 8% 1/28/12 (c)	1,376,000	1,381,229
New Skies Satellites BV:
9.125% 11/1/12	1,625,000	1,718,438
10.4144% 11/1/11 (d)	1,830,000	1,884,900
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (c)	740,000	766,825
PanAmSat Corp. 9% 8/15/14	1,919,000	1,938,190
Qwest Corp.:
8.5794% 6/15/13 (d)	3,080,000	3,295,600
8.875% 3/15/12	380,000	409,450
Rogers Communications, Inc. 9.625% 5/1/11	2,040,000	2,254,200
U.S. West Capital Funding, Inc. 6.375% 7/15/08	1,050,000	1,042,125
U.S. West Communications:
6.875% 9/15/33	635,000	561,975
7.5% 6/15/23	1,230,000	1,180,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Windstream Corp.:
8.125% 8/1/13 (c)	$ 1,220,000	$ 1,265,750
8.625% 8/1/16 (c)	1,220,000	1,268,800
		39,651,025
Textiles & Apparel - 0.6%
Levi Strauss & Co.:
8.875% 4/1/16	2,245,000	2,188,875
10.2581% 4/1/12 (d)	640,000	654,400
		2,843,275
TOTAL NONCONVERTIBLE BONDS		440,101,375
TOTAL CORPORATE BONDS (Cost $444,889,142)		441,165,625
Commercial Mortgage Securities - 0.2%

Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWD, 6.947% 10/11/37 (c)	112,724	110,302
Class BWE, 7.226% 10/11/37 (c)	156,833	153,418
Class BWF, 7.55% 10/11/37 (c)	136,249	133,567
Class BWG, 8.155% 10/11/37 (c)	132,328	128,690
Class BWH, 9.073% 10/11/37 (c)	98,021	96,842
Class BWJ, 9.99% 10/11/37 (c)	112,724	111,212
Class BWK, 10.676% 10/11/37 (c)	98,021	97,274
Class BWL, 10.1596% 10/11/37 (c)	159,773	147,705
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $968,841)		979,010
Floating Rate Loans - 6.4%

Automotive - 0.2%
Lear Corp. term loan 7.9781% 4/25/12 (d)	1,000,000	993,750
Building Materials - 0.5%
Masonite International Corp. term loan 11% 4/6/15 (d)	2,410,000	2,265,400
Cable TV - 1.6%
Charter Communications Operating LLC Tranche B, term loan 8.125% 4/28/13 (d)	2,404,000	2,407,005
Floating Rate Loans - continued
	Principal Amount	Value
Cable TV - continued
CSC Holdings, Inc. Tranche B, term loan 7.0345% 3/29/13 (d)	$ 2,563,575	$ 2,550,757
NTL Cable PLC term loan 10.315% 3/3/07 (d)	285,355	284,998
UPC Broadband Holding BV:
Tranche J2, term loan 7.64% 3/31/13 (d)	1,240,000	1,236,280
Tranche K2, term loan 7.64% 12/31/13 (d)	1,240,000	1,236,280
		7,715,320
Diversified Financial Services - 0.4%
LPL Holdings, Inc. Tranche B, term loan 8.6653% 6/28/13 (d)	1,785,751	1,803,608
Electric Utilities - 0.7%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 7.71% 6/24/12 (d)	1,182,991	1,188,906
term loan 7.7028% 6/24/12 (d)	847,732	851,971
Tranche 2, term loan 10.96% 6/24/13 (d)	1,517,750	1,532,928
		3,573,805
Energy - 0.6%
Coffeyville Resources LLC:
Credit-Linked Deposit 7.9% 7/8/11 (d)	80,000	80,000
Tranche 2, term loan 12.1875% 7/8/13 (d)	1,030,000	1,055,750
Tranche B1, term loan 7.6875% 7/8/12 (d)	118,804	118,804
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.6238% 10/31/12 (d)	216,774	217,316
term loan:
7.3901% 10/31/12 (d)	896,452	898,693
7.4769% 10/31/07 (d)	790,000	790,000
		3,160,563
Gaming - 0.5%
Venetian Macau Ltd. Tranche B, term loan:
5/26/12 (e)	780,000	776,100
8.2% 5/26/13 (d)	1,560,000	1,552,200
		2,328,300
Paper - 0.7%
Georgia-Pacific Corp. Tranche B1, term loan 7.3459% 12/23/12 (d)	3,392,950	3,388,709
Services - 0.0%
NES Rentals Holdings, Inc. Tranche 2, term loan 12.15% 7/21/13 (d)	190,000	191,900
Floating Rate Loans - continued
	Principal Amount	Value
Technology - 0.6%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 6.5994% 3/9/11 (d)	$ 1,468,582	$ 1,463,075
Tranche B, term loan 7.0994% 3/9/13 (d)	529,252	529,913
Open Solutions, Inc. Tranche 2, term loan 11.78% 12/14/11 (d)	1,010,000	1,032,725
		3,025,713
Telecommunications - 0.6%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d)	1,675,000	1,675,000
Wind Telecomunicazioni Spa:
Tranche B, term loan 7.7819% 9/21/13 (d)	760,000	765,700
Tranche C, term loan 8.2819% 9/21/14 (d)	760,000	765,700
		3,206,400
TOTAL FLOATING RATE LOANS (Cost $31,746,547)		31,653,468
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 5.3% (a) (Cost $21,619,685)	21,619,685	21,619,685
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $499,224,215)		495,417,788
NET OTHER ASSETS - 0.6%		3,194,675
NET ASSETS - 100%		$ 498,612,463
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $103,871,287 or 20.8% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $780,000 and $776,100, respectively. The interest rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 728,367
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $498,200,486. Net unrealized depreciation aggregated $2,782,698, of which $7,275,656 related to appreciated investment securities and $10,058,354 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Intermediate Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

1.804849.102

LTB-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.8%
Automobiles - 0.1%
Ford Motor Co. 6.625% 10/1/28	$ 1,895,000	$ 1,364,400
Household Durables - 0.3%
Fortune Brands, Inc. 5.125% 1/15/11	2,375,000	2,300,195
Whirlpool Corp. 6.125% 6/15/11	3,105,000	3,117,054
		5,417,249
Media - 2.2%
AOL Time Warner, Inc.:
6.75% 4/15/11	4,000,000	4,116,372
6.875% 5/1/12	1,180,000	1,220,207
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	2,000,000	2,005,242
BSKYB Finance UK PLC 5.625% 10/15/15 (d)	3,035,000	2,905,724
Comcast Corp.:
4.95% 6/15/16	1,855,000	1,680,650
5.9% 3/15/16	3,000,000	2,922,813
Cox Communications, Inc. 4.625% 6/1/13	3,735,000	3,390,543
Hearst-Argyle Television, Inc. 7% 11/15/07	1,000,000	1,009,478
Liberty Media Corp.:
5.7% 5/15/13	1,045,000	961,400
8.25% 2/1/30	1,665,000	1,634,542
News America Holdings, Inc. 7.375% 10/17/08	2,000,000	2,074,076
News America, Inc. 4.75% 3/15/10	2,000,000	1,939,144
Time Warner, Inc. 9.125% 1/15/13	1,545,000	1,767,275
Univision Communications, Inc. 3.875% 10/15/08	1,680,000	1,595,360
Viacom, Inc. 5.75% 4/30/11 (d)	3,245,000	3,184,529
		32,407,355
Multiline Retail - 0.2%
The May Department Stores Co. 4.8% 7/15/09	3,065,000	2,999,329
TOTAL CONSUMER DISCRETIONARY		42,188,333
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (d)	1,620,000	1,504,643
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (d)(j)	1,655,000	1,682,936
Personal Products - 0.1%
Avon Products, Inc. 5.125% 1/15/11	435,000	426,110
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.3%
Philip Morris Companies, Inc. 7.65% 7/1/08	$ 4,635,000	$ 4,806,472
TOTAL CONSUMER STAPLES		8,420,161
ENERGY - 2.6%
Energy Equipment & Services - 0.6%
Cooper Cameron Corp. 2.65% 4/15/07	1,555,000	1,522,575
Petronas Capital Ltd. 7% 5/22/12 (d)	4,495,000	4,766,804
Weatherford International Ltd. 4.95% 10/15/13	2,315,000	2,190,590
		8,479,969
Oil, Gas & Consumable Fuels - 2.0%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (d)	1,965,000	1,909,990
Duke Capital LLC 6.25% 2/15/13	3,250,000	3,270,628
EnCana Holdings Finance Corp. 5.8% 5/1/14	1,040,000	1,026,585
Enterprise Products Operating LP:
4.625% 10/15/09	1,290,000	1,244,351
4.95% 6/1/10	2,845,000	2,750,219
Kerr-McGee Corp. 6.875% 9/15/11	1,595,000	1,672,836
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	2,100,000	1,952,687
5.35% 8/15/07	1,070,000	1,058,267
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	3,850,000	3,598,256
Nexen, Inc.:
5.05% 11/20/13	1,485,000	1,404,241
5.2% 3/10/15	1,185,000	1,115,183
Pemex Project Funding Master Trust:
5.75% 12/15/15 (d)	980,000	933,629
6.125% 8/15/08	1,000,000	1,002,000
7.375% 12/15/14	2,020,000	2,151,357
7.875% 2/1/09 (j)	3,000,000	3,120,000
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16 (d)	1,180,000	1,140,175
		29,350,404
TOTAL ENERGY		37,830,373
FINANCIALS - 11.6%
Capital Markets - 1.5%
Ameriprise Financial, Inc. 7.518% 6/1/66 (b)	1,080,000	1,110,701
Bank of New York Co., Inc.:
3.4% 3/15/13 (j)	1,300,000	1,257,155
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Bank of New York Co., Inc.: - continued
4.25% 9/4/12 (j)	$ 1,510,000	$ 1,491,123
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,000,000	2,900,310
6.6% 1/15/12	3,000,000	3,115,020
Legg Mason, Inc. 6.75% 7/2/08	4,235,000	4,330,309
Lehman Brothers Holdings E-Capital Trust I 5.9538% 8/19/65 (j)	1,100,000	1,100,570
Merrill Lynch & Co., Inc. 4.25% 2/8/10	2,740,000	2,623,503
Morgan Stanley 5.05% 1/21/11	4,100,000	4,010,067
Nuveen Investments, Inc. 5% 9/15/10	515,000	499,132
		22,437,890
Commercial Banks - 1.0%
Export-Import Bank of Korea 5.125% 2/14/11	2,955,000	2,879,092
FleetBoston Financial Corp. 3.85% 2/15/08	1,000,000	976,695
Korea Development Bank:
3.875% 3/2/09	2,900,000	2,784,119
4.75% 7/20/09	1,300,000	1,271,664
Santander Issuances SA Unipersonal 5.805% 6/20/16 (d)(j)	1,740,000	1,742,648
Wachovia Bank NA 4.875% 2/1/15	2,600,000	2,433,837
Wachovia Corp. 4.875% 2/15/14	1,970,000	1,865,866
Woori Bank 6.125% 5/3/16 (d)(j)	1,315,000	1,309,894
		15,263,815
Consumer Finance - 1.2%
American Express Co. 6.8% 9/1/66 (j)	890,000	900,208
Capital One Bank 6.5% 6/13/13	2,315,000	2,380,984
Ford Motor Credit Co. 7.875% 6/15/10	3,500,000	3,292,947
Household Finance Corp. 4.125% 11/16/09	5,990,000	5,741,768
Household International, Inc. 5.836% 2/15/08	2,550,000	2,562,750
HSBC Finance Corp. 5% 6/30/15	2,000,000	1,875,944
MBNA America Bank NA 7.125% 11/15/12	1,000,000	1,077,761
		17,832,362
Diversified Financial Services - 1.8%
Alliance Capital Management LP 5.625% 8/15/06	1,495,000	1,495,006
Bank of America Corp.:
4.5% 8/1/10	6,132,000	5,929,497
7.4% 1/15/11	4,400,000	4,715,190
Citigroup, Inc. 5.125% 2/14/11	2,611,000	2,574,193
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
International Lease Finance Corp. 4.375% 11/1/09	$ 2,000,000	$ 1,917,822
JPMorgan Chase & Co.:
4.875% 3/15/14	1,710,000	1,608,994
5.75% 1/2/13	7,980,000	7,984,397
		26,225,099
Insurance - 1.4%
Aegon NV 4.75% 6/1/13	3,400,000	3,206,564
AmerUs Group Co. 6.583% 5/16/11	1,070,000	1,079,577
Axis Capital Holdings Ltd. 5.75% 12/1/14	1,880,000	1,791,497
Lincoln National Corp. 7% 5/17/66 (j)	3,100,000	3,147,997
Marsh & McLennan Companies, Inc.:
5.15% 9/15/10	1,300,000	1,268,896
7.125% 6/15/09	1,480,000	1,529,095
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (d)	3,000,000	3,088,725
Symetra Financial Corp. 6.125% 4/1/16 (d)	1,335,000	1,309,644
The St. Paul Travelers Companies, Inc.:
6.38% 12/15/08	2,200,000	2,231,623
8.125% 4/15/10	1,750,000	1,890,877
		20,544,495
Real Estate Investment Trusts - 3.4%
Archstone-Smith Operating Trust:
5.25% 12/1/10	4,350,000	4,275,954
5.25% 5/1/15	1,540,000	1,464,907
Arden Realty LP:
5.2% 9/1/11	1,200,000	1,183,842
7% 11/15/07	3,460,000	3,524,090
AvalonBay Communities, Inc. 5% 8/1/07	1,380,000	1,361,832
Boston Properties, Inc. 6.25% 1/15/13	1,905,000	1,943,492
Brandywine Operating Partnership LP:
4.5% 11/1/09	3,310,000	3,178,861
5.625% 12/15/10	2,095,000	2,068,982
5.75% 4/1/12	1,275,000	1,261,971
BRE Properties, Inc.:
4.875% 5/15/10	1,765,000	1,716,044
5.95% 3/15/07	875,000	876,832
Camden Property Trust:
4.375% 1/15/10	1,450,000	1,395,579
5.875% 11/30/12	1,700,000	1,696,721
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Colonial Properties Trust 4.75% 2/1/10	$ 2,695,000	$ 2,597,673
Developers Diversified Realty Corp.:
4.625% 8/1/10	2,450,000	2,347,776
5.25% 4/15/11	4,660,000	4,553,789
Equity Residential 5.125% 3/15/16	1,530,000	1,432,903
Federal Realty Investment Trust:
6% 7/15/12	495,000	499,691
6.2% 1/15/17	325,000	327,513
Heritage Property Investment Trust, Inc. 4.5% 10/15/09	4,145,000	4,004,567
HRPT Properties Trust 5.75% 11/1/15	375,000	362,380
iStar Financial, Inc.:
5.375% 4/15/10	695,000	683,283
5.8% 3/15/11	3,895,000	3,867,279
Mack-Cali Realty LP:
5.05% 4/15/10	190,000	184,465
7.25% 3/15/09	800,000	825,270
Simon Property Group LP 5.1% 6/15/15	1,800,000	1,683,707
Tanger Properties LP 9.125% 2/15/08	180,000	187,650
United Dominion Realty Trust 5.25% 1/15/15	250,000	235,360
Washington (REIT) 5.95% 6/15/11	1,035,000	1,041,004
		50,783,417
Real Estate Management & Development - 0.8%
EOP Operating LP:
4.65% 10/1/10	7,800,000	7,458,430
4.75% 3/15/14	1,070,000	984,642
6.75% 2/15/12	670,000	697,495
Post Apartment Homes LP 5.45% 6/1/12	1,800,000	1,732,048
		10,872,615
Thrifts & Mortgage Finance - 0.5%
Independence Community Bank Corp.:
3.5% 6/20/13 (j)	500,000	480,819
3.75% 4/1/14 (j)	2,610,000	2,484,146
Residential Capital Corp. 6.875% 6/30/15	1,635,000	1,658,199
Washington Mutual, Inc. 4.625% 4/1/14	3,080,000	2,803,801
		7,426,965
TOTAL FINANCIALS		171,386,658
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 6% 6/15/11	$ 1,655,000	$ 1,645,196
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (d)	1,995,000	1,919,884
Bombardier, Inc. 6.3% 5/1/14 (d)	1,575,000	1,378,125
		3,298,009
Airlines - 1.3%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	179,494	181,619
6.978% 10/1/12	473,028	483,751
7.024% 4/15/11	1,370,000	1,383,700
7.324% 4/15/11	500,000	486,250
7.858% 4/1/13	2,000,000	2,100,000
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	2,675,732	2,683,511
7.056% 3/15/11	1,330,000	1,364,245
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	2,020,000	2,027,575
U.S. Airways pass thru trust certificates 6.85% 7/30/19	959,537	971,531
United Airlines pass thru certificates:
6.071% 9/1/14	1,055,492	1,056,812
6.201% 3/1/10	447,887	444,528
6.602% 9/1/13	1,326,853	1,328,727
7.032% 4/1/12	1,242,563	1,267,277
7.186% 10/1/12	3,080,895	3,104,001
		18,883,527
Industrial Conglomerates - 0.3%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (d)	4,330,000	4,440,961
Road & Rail - 0.3%
Canadian Pacific Railway Co. yankee 6.25% 10/15/11	2,700,000	2,772,206
Norfolk Southern Corp. 5.257% 9/17/14	1,731,000	1,679,534
		4,451,740
TOTAL INDUSTRIALS		31,074,237
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.5%
Metals & Mining - 0.4%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	$ 5,580,000	$ 5,733,338
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	1,165,000	1,125,777
TOTAL MATERIALS		6,859,115
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.6%
Ameritech Capital Funding Corp. 6.25% 5/18/09	1,100,000	1,110,381
AT&T Broadband Corp. 8.375% 3/15/13	3,000,000	3,359,961
British Telecommunications PLC:
8.375% 12/15/10	295,000	326,590
8.875% 12/15/30	775,000	976,975
Deutsche Telekom International Finance BV 5.25% 7/22/13	1,445,000	1,369,090
Embarq Corp.:
6.738% 6/1/13	2,210,000	2,231,223
7.082% 6/1/16	1,475,000	1,484,433
SBC Communications, Inc. 4.125% 9/15/09	5,000,000	4,790,935
Sprint Capital Corp. 8.375% 3/15/12	2,050,000	2,276,060
Telecom Italia Capital SA:
4% 1/15/10	4,940,000	4,649,686
4.95% 9/30/14	1,780,000	1,618,944
Telefonica Emisiones SAU 6.421% 6/20/16	6,060,000	6,135,441
Telefonos de Mexico SA de CV 4.75% 1/27/10	4,695,000	4,529,018
TELUS Corp. yankee 7.5% 6/1/07	1,310,000	1,329,848
Verizon Global Funding Corp. 7.25% 12/1/10	1,697,000	1,793,315
		37,981,900
Wireless Telecommunication Services - 0.6%
America Movil SA de CV 4.125% 3/1/09	1,010,000	969,594
AT&T Wireless Services, Inc.:
7.875% 3/1/11	1,360,000	1,475,520
8.125% 5/1/12	1,435,000	1,590,149
Nextel Communications, Inc. 5.95% 3/15/14	1,395,000	1,363,613
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
5% 12/16/13	$ 1,330,000	$ 1,242,674
5.5% 6/15/11	2,540,000	2,501,882
		9,143,432
TOTAL TELECOMMUNICATION SERVICES		47,125,332
UTILITIES - 3.9%
Electric Utilities - 1.6%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	2,265,000	2,216,984
Exelon Corp.:
4.9% 6/15/15	1,075,000	990,418
6.75% 5/1/11	970,000	1,007,346
FirstEnergy Corp. 6.45% 11/15/11	2,980,000	3,063,056
Monongahela Power Co. 5% 10/1/06	1,370,000	1,368,220
Nevada Power Co. 6.5% 5/15/18 (d)	3,950,000	3,874,555
Niagara Mohawk Power Corp. 8.875% 5/15/07	400,000	409,678
Pepco Holdings, Inc.:
4% 5/15/10	1,270,000	1,192,958
6.45% 8/15/12	950,000	968,511
Progress Energy, Inc.:
5.625% 1/15/16	4,000,000	3,881,916
7.1% 3/1/11	1,800,000	1,901,878
TXU Energy Co. LLC 7% 3/15/13	3,210,000	3,305,472
		24,180,992
Gas Utilities - 0.1%
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,010,000	1,068,719
Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc. 7% 4/1/12	3,052,000	3,202,741
Exelon Generation Co. LLC 5.35% 1/15/14	3,000,000	2,886,030
PPL Energy Supply LLC 5.7% 10/15/35	3,070,000	2,944,805
TXU Corp. 5.55% 11/15/14	1,645,000	1,494,154
		10,527,730
Multi-Utilities - 1.5%
Dominion Resources, Inc.:
4.75% 12/15/10	2,050,000	1,971,151
6.25% 6/30/12	5,295,000	5,362,564
7.5% 6/30/66 (j)	2,190,000	2,203,593
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	3,400,000	3,400,728
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC 6.3% 8/1/16	$ 3,820,000	$ 3,845,579
PSEG Funding Trust I 5.381% 11/16/07	3,392,000	3,377,743
Sempra Energy 7.95% 3/1/10	830,000	889,425
TECO Energy, Inc. 7% 5/1/12	1,500,000	1,500,000
		22,550,783
TOTAL UTILITIES		58,328,224
TOTAL NONCONVERTIBLE BONDS (Cost $412,739,437)		404,857,629
U.S. Government and Government Agency Obligations - 25.9%

U.S. Government Agency Obligations - 11.2%
Fannie Mae:
3.25% 2/15/09	18,000,000	17,163,324
4.375% 7/17/13	4,850,000	4,570,082
5.25% 8/1/12	30,000,000	29,605,980
6.25% 2/1/11	735,000	758,629
Federal Home Loan Bank 5.375% 8/19/11	10,035,000	10,088,306
Freddie Mac:
5.25% 7/18/11	24,105,000	24,070,241
5.25% 11/5/12	1,405,000	1,371,855
5.75% 1/15/12	24,318,000	24,842,345
5.875% 3/21/11	2,655,000	2,699,803
6.625% 9/15/09	48,400,000	50,335,613
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		165,506,178
U.S. Treasury Inflation Protected Obligations - 6.5%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	29,924,720	28,332,640
2% 1/15/14 (f)	41,858,032	40,700,190
2% 7/15/14	27,927,120	27,110,980
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		96,143,810
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - 8.2%
U.S. Treasury Notes:
4.25% 8/15/13 (c)	$ 69,902,000	$ 67,075,864
4.75% 5/15/14	55,305,000	54,570,494
TOTAL U.S. TREASURY OBLIGATIONS		121,646,358
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $396,690,874)		383,296,346
U.S. Government Agency - Mortgage Securities - 8.8%

Fannie Mae - 7.1%
3.735% 10/1/33 (j)	216,021	210,549
3.746% 12/1/34 (j)	206,446	201,915
3.75% 9/1/33 (j)	958,605	935,339
3.75% 1/1/34 (j)	193,828	188,684
3.757% 10/1/33 (j)	186,846	182,375
3.791% 6/1/34 (j)	825,706	800,959
3.837% 4/1/33 (j)	585,812	575,104
3.839% 11/1/34 (j)	1,086,887	1,073,333
3.84% 1/1/35 (j)	525,692	514,536
3.843% 1/1/35 (j)	170,517	166,723
3.851% 10/1/33 (j)	4,844,774	4,744,681
3.866% 1/1/35 (j)	313,874	308,221
3.923% 5/1/34 (j)	63,907	64,307
3.926% 12/1/34 (j)	163,571	160,802
3.951% 1/1/35 (j)	220,570	217,358
3.952% 12/1/34 (j)	1,156,249	1,139,680
3.957% 5/1/33 (j)	63,762	62,660
3.987% 12/1/34 (j)	212,648	209,048
3.997% 1/1/35 (j)	147,647	145,617
4% 8/1/18	3,291,604	3,077,518
4.004% 2/1/35 (j)	161,794	159,474
4.037% 1/1/35 (j)	94,232	92,889
4.039% 2/1/35 (j)	149,026	146,917
4.049% 10/1/18 (j)	155,526	152,604
4.077% 2/1/35 (j)	283,760	279,983
4.082% 4/1/33 (j)	57,637	56,923
4.084% 2/1/35 (j)	105,565	104,111
4.089% 2/1/35 (j)	97,350	96,059
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.1% 2/1/35 (j)	$ 538,472	$ 531,747
4.106% 1/1/35 (j)	324,425	320,080
4.116% 2/1/35 (j)	369,646	364,841
4.129% 1/1/35 (j)	551,925	544,965
4.144% 1/1/35 (j)	478,875	473,957
4.149% 2/1/35 (j)	277,046	273,552
4.161% 1/1/35 (j)	581,543	577,909
4.172% 1/1/35 (j)	386,434	375,730
4.177% 1/1/35 (j)	276,551	273,157
4.179% 10/1/34 (j)	472,424	468,716
4.179% 11/1/34 (j)	76,272	75,233
4.202% 1/1/35 (j)	164,413	162,452
4.249% 1/1/34 (j)	503,311	494,206
4.25% 2/1/35 (j)	199,232	193,709
4.25% 2/1/35 (j)	105,306	104,174
4.274% 8/1/33 (j)	357,930	353,459
4.275% 3/1/35 (j)	182,521	180,194
4.283% 7/1/34 (j)	137,916	137,374
4.3% 10/1/34 (j)	55,298	54,784
4.306% 5/1/35 (j)	244,289	241,517
4.307% 3/1/33 (j)	231,775	229,169
4.307% 10/1/33 (j)	82,759	81,502
4.314% 3/1/33 (j)	92,784	90,202
4.323% 6/1/33 (j)	104,856	103,674
4.333% 9/1/34 (j)	256,943	256,247
4.348% 9/1/34 (j)	597,697	596,603
4.351% 9/1/34 (j)	1,599,475	1,592,613
4.355% 1/1/35 (j)	202,993	197,699
4.362% 2/1/34 (j)	420,524	413,640
4.366% 4/1/35 (j)	122,913	121,431
4.392% 11/1/34 (j)	2,386,314	2,371,567
4.396% 2/1/35 (j)	288,908	281,431
4.396% 5/1/35 (j)	552,479	546,490
4.429% 10/1/34 (j)	869,921	865,380
4.431% 1/1/35 (j)	229,308	227,049
4.44% 3/1/35 (j)	265,932	259,252
4.459% 8/1/34 (j)	563,035	553,970
4.473% 5/1/35 (j)	146,655	145,032
4.486% 1/1/35 (j)	265,187	262,989
4.493% 3/1/35 (j)	605,801	591,958
4.5% 8/1/33 to 3/1/35	1,551,762	1,429,954
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.513% 10/1/35 (j)	$ 90,948	$ 89,781
4.516% 3/1/35 (j)	579,068	565,622
4.525% 2/1/35 (j)	3,002,540	2,961,045
4.529% 7/1/34 (j)	234,377	232,964
4.536% 2/1/35 (j)	1,171,769	1,161,926
4.545% 2/1/35 (j)	173,000	171,448
4.545% 7/1/35 (j)	668,362	661,010
4.547% 2/1/35 (j)	125,728	124,702
4.553% 1/1/35 (j)	395,366	392,227
4.555% 9/1/34 (j)	696,182	695,304
4.574% 2/1/35 (j)	537,116	526,148
4.575% 7/1/35 (j)	748,998	741,021
4.586% 2/1/35 (j)	1,835,053	1,795,782
4.593% 8/1/34 (j)	232,020	231,143
4.61% 7/1/34 (j)	7,071,643	7,026,667
4.614% 11/1/34 (j)	577,351	567,397
4.643% 1/1/33 (j)	125,092	124,207
4.646% 7/1/36 (j)	1,352,537	1,346,559
4.658% 3/1/35 (j)	91,426	90,735
4.666% 3/1/35 (j)	1,426,276	1,415,964
4.669% 11/1/34 (j)	650,821	640,453
4.684% 9/1/34 (j)	78,530	79,004
4.708% 10/1/32 (j)	39,724	39,580
4.726% 7/1/34 (j)	528,247	521,274
4.73% 2/1/33 (j)	34,751	34,544
4.732% 10/1/32 (j)	51,882	52,441
4.733% 10/1/34 (j)	702,521	692,742
4.746% 1/1/35 (j)	32,106	31,905
4.776% 12/1/34 (j)	485,691	477,959
4.791% 12/1/34 (j)	192,252	189,032
4.797% 12/1/32 (j)	254,925	253,985
4.811% 8/1/34 (j)	199,392	198,820
4.811% 6/1/35 (j)	873,544	867,176
4.815% 5/1/33 (j)	10,553	10,502
4.817% 2/1/33 (j)	275,806	274,349
4.82% 11/1/34 (j)	566,593	557,941
4.876% 10/1/34 (j)	2,188,276	2,162,389
4.988% 11/1/32 (j)	144,506	144,787
4.989% 12/1/32 (j)	19,634	19,630
5.016% 2/1/35 (j)	77,895	77,594
5.023% 7/1/34 (j)	102,777	101,993
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.063% 11/1/34 (j)	$ 50,963	$ 51,185
5.082% 9/1/34 (j)	1,743,101	1,730,934
5.094% 9/1/34 (j)	188,747	187,495
5.097% 5/1/35 (j)	1,213,207	1,209,749
5.154% 1/1/36 (j)	1,776,432	1,769,699
5.174% 5/1/35 (j)	1,929,019	1,911,658
5.179% 5/1/35 (j)	727,831	721,237
5.184% 8/1/33 (j)	271,158	270,379
5.202% 6/1/35 (j)	849,160	847,938
5.215% 5/1/35 (j)	2,022,381	2,005,454
5.24% 3/1/35 (j)	106,399	105,638
5.294% 7/1/35 (j)	111,818	111,734
5.349% 12/1/34 (j)	316,828	316,160
5.5% 9/1/10 to 5/1/25	7,978,674	7,859,131
5.506% 2/1/36 (j)	3,416,244	3,408,182
5.636% 1/1/36 (j)	955,879	955,870
5.927% 1/1/36 (j)	757,462	759,401
6% 5/1/16 to 4/1/17	1,185,442	1,198,258
6.5% 12/1/13 to 3/1/35	11,362,776	11,535,040
6.5% 8/1/36 (e)	2,360,481	2,387,768
7% 2/1/09 to 6/1/33	2,900,219	2,976,431
7.5% 8/1/17 to 9/1/28	926,672	964,212
8.5% 6/1/11 to 9/1/25	139,692	147,999
9.5% 2/1/25	24,004	25,954
10.5% 8/1/20	21,205	24,133
11% 8/1/15	159,071	168,815
12.5% 12/1/13 to 4/1/15	14,140	16,353
TOTAL FANNIE MAE		105,504,536
Freddie Mac - 0.8%
4.042% 12/1/34 (j)	190,654	187,395
4.086% 12/1/34 (j)	286,948	282,294
4.133% 1/1/35 (j)	815,412	802,480
4.26% 3/1/35 (j)	251,582	247,801
4.288% 5/1/35 (j)	430,338	424,364
4.3% 12/1/34 (j)	270,667	262,631
4.33% 2/1/35 (j)	528,470	520,876
4.357% 3/1/35 (j)	422,266	409,999
4.383% 2/1/35 (j)	518,583	503,575
4.441% 2/1/34 (j)	261,359	256,456
4.445% 3/1/35 (j)	260,329	253,230
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.457% 6/1/35 (j)	$ 383,035	$ 377,451
4.461% 3/1/35 (j)	304,024	295,670
4.545% 2/1/35 (j)	434,560	423,383
4.783% 10/1/32 (j)	35,566	35,650
4.86% 3/1/33 (j)	103,948	103,197
5.004% 4/1/35 (j)	1,347,215	1,338,324
5.06% 9/1/32 (j)	695,464	691,883
5.133% 4/1/35 (j)	1,250,847	1,234,436
5.321% 6/1/35 (j)	895,916	888,274
5.566% 1/1/36 (j)	1,673,675	1,665,541
5.639% 4/1/32 (j)	47,944	48,576
8.5% 9/1/24 to 8/1/27	95,107	101,884
10% 5/1/09	3,224	3,312
10.5% 5/1/21	25,278	26,457
11% 12/1/11	1,675	1,784
11.5% 10/1/15	6,695	7,557
11.75% 10/1/10	9,050	9,847
TOTAL FREDDIE MAC		11,404,327
Government National Mortgage Association - 0.9%
4.25% 7/20/34 (j)	693,404	683,800
6.5% 8/1/36 (e)	12,270,000	12,494,296
7% 7/15/28 to 11/15/28	711,118	738,368
7.5% 2/15/28 to 10/15/28	13,213	13,850
8% 11/15/06 to 10/15/24	21,597	22,085
8.5% 4/15/17 to 10/15/21	111,303	119,057
11% 7/20/19 to 8/20/19	7,681	8,852
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		14,080,308
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $132,294,550)		130,989,171
Asset-Backed Securities - 5.9%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.885% 2/25/34 (j)	525,000	526,208
Class M2, 6.485% 2/25/34 (j)	600,000	604,722
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.0869% 9/9/30 (d)(j)	387,733	394,518
Asset-Backed Securities - continued
	Principal Amount	Value
American Express Credit Account Master Trust Series 2004-1 Class B, 5.6188% 9/15/11 (j)	$ 1,430,000	$ 1,435,485
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class E, 5.82% 6/6/12 (d)	403,926	403,442
Series 2005-DA Class A4, 5.02% 11/6/12	2,895,000	2,865,752
Series 2006-1:
Class A3, 5.11% 10/6/10	58,000	57,656
Class B1, 5.2% 3/6/11	175,000	173,639
Class C1, 5.28% 11/6/11	1,085,000	1,076,469
Class D, 5.49% 4/6/12	1,245,000	1,234,153
Class E1, 6.62% 5/6/13 (d)	1,335,000	1,333,278
Ameriquest Mortgage Securities, Inc.:
Series 2004-R2:
Class M1, 5.815% 4/25/34 (j)	300,000	299,994
Class M2, 5.865% 4/25/34 (j)	225,000	224,996
Series 2004-R3 Class M2, 6.535% 5/25/34 (j)	2,770,000	2,804,977
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE7 Class A3, 5.7288% 12/15/33 (j)	185,882	186,468
Bank One Issuance Trust:
Series 2002-B1 Class B1, 5.7488% 12/15/09 (j)	1,290,000	1,291,889
Series 2002-C1 Class C1, 6.3288% 12/15/09 (j)	1,840,000	1,849,424
Series 2004-B2 Class B2, 4.37% 4/15/12	3,100,000	3,008,274
Bear Stearns Asset Backed Securities I Series 2005-HE2:
Class M1, 5.885% 2/25/35 (j)	1,555,000	1,563,018
Class M2, 6.135% 2/25/35 (j)	570,000	575,011
Capital Auto Receivables Asset Trust Series 2006-1:
Class A3, 5.03% 10/15/09	585,000	581,305
Class B, 5.26% 10/15/10	560,000	555,171
Capital One Master Trust:
Series 2001-1 Class B, 5.8788% 12/15/10 (j)	2,130,000	2,139,211
Series 2001-8A Class B, 5.9188% 8/17/09 (j)	3,015,000	3,017,073
Capital One Multi-Asset Execution Trust:
Series 2003-B5 Class B5, 4.79% 8/15/13	1,470,000	1,424,244
Series 2004-6 Class B, 4.15% 7/16/12	2,560,000	2,466,124
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (d)	743,589	729,030
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.5688% 5/15/09 (j)	1,020,000	1,019,987
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	1,990,000	1,982,420
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	1,040,000	1,016,991
Series 2006-B2 Class B2, 5.15% 3/7/11	1,315,000	1,303,869
Asset-Backed Securities - continued
	Principal Amount	Value
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	$ 1,420,000	$ 1,416,211
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.885% 5/25/34 (j)	1,770,000	1,776,865
Series 2004-3 Class M1, 5.885% 6/25/34 (j)	350,000	351,719
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (d)	1,150,000	1,120,235
Class C, 5.074% 6/15/35 (d)	1,044,000	1,019,187
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	715,000	723,584
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (d)	2,325,000	2,324,954
Fieldstone Mortgage Investment Corp. Series 2003-1 Class M2, 7.135% 11/25/33 (j)	117,764	118,160
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.935% 3/25/34 (j)	100,000	100,247
Class M4, 6.285% 3/25/34 (j)	75,000	75,419
Ford Credit Auto Owner Trust Series 2006-A Class A3, 5.05% 11/15/09	1,375,000	1,367,244
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 5.935% 1/25/34 (j)	1,100,000	1,104,504
Class M2, 6.535% 1/25/34 (j)	1,159,544	1,165,905
Series 2005-A:
Class M1, 5.815% 1/25/35 (j)	375,000	377,482
Class M2, 5.845% 1/25/35 (j)	550,000	552,859
Class M3, 5.875% 1/25/35 (j)	300,000	302,108
Class M4, 6.065% 1/25/35 (j)	225,000	227,295
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,632,000	1,603,185
GSAMP Trust Series 2004-FM2:
Class M1, 5.885% 1/25/34 (j)	749,050	749,037
Class M2, 6.485% 1/25/34 (j)	400,000	399,993
Class M3, 6.685% 1/25/34 (j)	400,000	399,993
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.265% 8/25/33 (j)	634,210	635,505
Series 2003-4 Class M1, 6.185% 10/25/33 (j)	593,815	595,675
Series 2004-3 Class M2, 6.585% 8/25/34 (j)	535,000	542,190
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.8381% 1/20/35 (j)	421,149	422,087
Class M2, 5.8681% 1/20/35 (j)	316,608	317,728
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	1,180,000	1,174,621
Asset-Backed Securities - continued
	Principal Amount	Value
Hyundai Auto Receivables Trust: - continued
Series 2006-1:
Class A3, 5.13% 6/15/10	$ 440,000	$ 438,281
Class B, 5.29% 11/15/12	185,000	184,209
Class C, 5.34% 11/15/12	235,000	234,102
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 6.135% 7/25/33 (j)	2,441,358	2,450,173
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.7588% 10/15/10 (j)	350,000	351,867
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.885% 7/25/34 (j)	500,000	501,011
Class M2, 5.935% 7/25/34 (j)	100,000	100,230
Class M3, 6.335% 7/25/34 (j)	200,000	201,192
Class M4, 6.485% 7/25/34 (j)	125,000	125,787
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.485% 12/27/32 (j)	460,000	464,116
Series 2003-NC8 Class M1, 6.085% 9/25/33 (j)	664,956	667,307
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.885% 1/25/32 (j)	667,548	668,194
Series 2002-NC1 Class M1, 6.585% 2/25/32 (d)(j)	706,794	726,330
Series 2002-NC3 Class M1, 6.105% 8/25/32 (j)	375,000	375,465
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (l)	1,960,000	829,237
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (l)	950,000	198,572
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	450,606	449,948
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.835% 6/25/34 (j)	341,298	342,952
Class M4, 6.36% 6/25/34 (j)	585,000	589,728
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	1,045,000	1,020,151
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.505% 6/25/36 (j)	1,735,384	1,735,559
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (d)	2,690,000	2,676,445
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.2794% 6/15/33 (j)	1,190,000	1,204,293
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	1,390,000	1,383,276
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.885% 3/25/36 (d)(j)	700,000	612,883
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.8188% 3/15/11 (d)(j)	2,320,000	2,320,000
Asset-Backed Securities - continued
	Principal Amount	Value
Superior Wholesale Inventory Financing Trust XII Series 2005-A12:
Class B, 5.8488% 6/15/10 (j)	$ 1,425,000	$ 1,421,977
Class C, 6.5688% 6/15/10 (j)	710,000	711,362
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	3,815,000	3,752,590
West Penn Funding LLC Series 1999-A Class A3, 6.81% 9/25/08	110,945	111,099
WFS Financial Owner Trust Series 2005-1 Class D, 4.09% 8/15/12	513,090	504,224
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	1,315,000	1,307,623
TOTAL ASSET-BACKED SECURITIES (Cost $88,093,707)		87,768,973
Collateralized Mortgage Obligations - 6.9%

Private Sponsor - 4.1%
Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6A2, 5.665% 6/25/35 (j)	285,742	286,188
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.373% 12/25/33 (j)	252,884	254,477
Class 2A1, 4.164% 12/25/33 (j)	1,123,737	1,099,587
Series 2003-L Class 2A1, 3.9734% 1/25/34 (j)	2,116,760	2,057,465
Series 2004-B:
Class 1A1, 3.4304% 3/25/34 (j)	519,012	523,858
Class 2A2, 4.106% 3/25/34 (j)	828,473	804,885
Series 2004-C Class 1A1, 3.351% 4/25/34 (j)	1,123,589	1,129,410
Series 2004-D:
Class 1A1, 3.5315% 5/25/34 (j)	1,512,640	1,498,594
Class 2A2, 4.1994% 5/25/34 (j)	2,209,388	2,150,297
Series 2004-G Class 2A7, 4.5637% 8/25/34 (j)	1,641,044	1,605,793
Series 2004-H Class 2A1, 4.4722% 9/25/34 (j)	1,745,553	1,704,271
Series 2005-E Class 2A7, 4.6123% 6/25/35 (j)	1,570,000	1,512,143
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1058% 8/25/35 (j)	3,218,527	3,195,754
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.755% 4/25/34 (j)	185,746	185,891
Series 2004-AR6 Class 9A2, 5.755% 10/25/34 (j)	364,636	365,289
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.7894% 12/20/54 (d)(j)	1,200,000	1,199,772
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater Series 2004-2 Class 1C, 6.1138% 6/20/44 (j)	$ 137,970	$ 138,110
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9596% 11/25/35 (j)	445,000	435,996
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3284% 5/25/17 (j)	1,589,507	1,584,973
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.236% 8/25/17 (j)	1,179,398	1,191,518
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 5.5475% 7/25/30 (j)	1,193,967	1,194,192
Series 2003-E Class XA1, 0.9453% 10/25/28 (j)(l)	6,956,576	52,856
Series 2003-G Class XA1, 1% 1/25/29 (l)	6,132,094	47,673
Series 2003-H Class XA1, 1% 1/25/29 (d)(l)	5,323,922	47,629
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.675% 7/25/35 (j)	1,044,073	1,045,215
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,728,658	1,734,662
Series 2004-SL2 Class A1, 6.5% 10/25/16	215,953	217,781
Series 2004-SL3 Class A1, 7% 8/25/16	2,825,162	2,885,354
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 6.895% 7/10/35 (d)(j)	2,270,199	2,309,153
Class B4, 7.095% 7/10/35 (d)(j)	1,702,649	1,734,913
Class B5, 7.695% 7/10/35 (d)(j)	1,608,058	1,652,176
Class B6, 8.195% 7/10/35 (d)(j)	756,733	772,701
Series 2003-CB1:
Class B3, 6.795% 6/10/35 (d)(j)	793,591	807,548
Class B4, 6.995% 6/10/35 (d)(j)	708,563	722,065
Class B5, 7.595% 6/10/35 (d)(j)	481,823	492,800
Class B6, 8.095% 6/10/35 (d)(j)	288,149	292,563
Series 2004-B:
Class B4, 6.445% 2/10/36 (d)(j)	290,085	295,608
Class B5, 6.895% 2/10/36 (d)(j)	290,085	293,298
Class B6, 7.345% 2/10/36 (d)(j)	96,695	97,492
Series 2004-C:
Class B4, 6.295% 9/10/36 (j)	389,708	393,717
Class B5, 6.695% 9/10/36 (j)	487,135	491,017
Class B6, 7.095% 9/10/36 (j)	97,427	98,198
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 5.8438% 6/25/33 (d)(j)	637,169	639,957
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (d)(l)	$ 19,280,551	$ 66,763
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 5.31% 9/20/34 (j)	851,888	852,272
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1872% 10/20/35 (j)	355,000	349,151
WaMu Mortgage pass thru certificates:
floater Series 2005-AR13 Class A1C1, 5.575% 10/25/45 (j)	1,317,806	1,317,940
sequential pay Series 2002-S6 Class A25, 6% 10/25/32	526,519	524,274
Series 2003-AR12 Class A5, 4.043% 2/25/34	5,000,000	4,881,504
WaMu Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	220,095	225,647
Series 2004-RA2 Class 2A, 7% 7/25/33	330,968	335,105
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4552% 9/25/34 (j)	1,650,662	1,663,744
Series 2005-AR10 Class 2A2, 4.1096% 6/25/35 (j)	2,706,423	2,649,099
Series 2005-AR4 Class 2A2, 4.5306% 4/25/35 (j)	2,297,252	2,237,793
Series 2005-AR9 Class 2A1, 4.3622% 5/25/35 (j)	1,203,148	1,186,627
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (j)	3,615,000	3,568,280
TOTAL PRIVATE SPONSOR		61,101,038
U.S. Government Agency - 2.8%
Fannie Mae planned amortization class Series 2003-39 Class PV, 5.5% 9/25/22	3,045,000	3,022,942
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.635% 10/25/35 (j)	5,479,884	5,463,749
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-84 Class GC, 4.5% 5/25/15	1,540,000	1,495,978
Series 2005-67 Class HD, 5.5% 12/25/30	2,835,000	2,804,210
Series 2006-4 Class PB, 6% 9/25/35	2,955,000	2,979,713
sequential pay:
Series 2002-56 Class MC, 5.5% 9/25/17	1,034,756	1,029,977
Series 2004-3 Class BA, 4% 7/25/17	167,440	160,100
Series 2004-45 Class AV, 4.5% 10/25/22	1,355,000	1,332,497
Series 2004-86 Class KC, 4.5% 5/25/19	730,184	700,099
Series 2004-91 Class AH, 4.5% 5/25/29	1,509,003	1,457,701
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac planned amortization class:
Series 2104 Class PG, 6% 12/15/28	$ 1,582,412	$ 1,587,394
Series 2356 Class GD, 6% 9/15/16	1,171,533	1,181,765
Series 3033 Class UD, 5.5% 10/15/30	1,075,000	1,065,255
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2363 Class PF, 6% 9/15/16	1,582,339	1,596,085
Series 2702 Class WB, 5% 4/15/17	2,480,000	2,438,077
Series 2952 Class EC, 5.5% 11/15/28	2,785,000	2,760,561
Series 3018 Class UD, 5.5% 9/15/30	1,735,000	1,718,626
Series 3049 Class DB, 5.5% 6/15/31	2,495,000	2,472,045
Series 3102 Class OH, 1/15/36 (m)	1,665,000	1,209,466
sequential pay:
Series 2777 Class AB, 4.5% 6/15/29	3,437,946	3,320,156
Series 2809 Class UA, 4% 12/15/14	994,505	971,250
TOTAL U.S. GOVERNMENT AGENCY		40,767,646
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $102,650,664)		101,868,684
Commercial Mortgage Securities - 7.5%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	64,238	64,732
Series 1997-D5:
Class A2, 7.0816% 2/14/43 (j)	1,230,000	1,304,258
Class A3, 7.1316% 2/14/43 (j)	1,320,000	1,360,838
Class PS1, 1.7254% 2/14/43 (j)(l)	16,879,160	657,779
Banc of America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 2.0159% 7/11/43 (d)(j)(l)	10,961,126	518,486
Series 2005-1 Class A3, 4.877% 11/10/42	2,090,000	2,049,295
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class C, 5.8388% 11/15/15 (d)(j)	265,000	265,553
Class D, 5.9188% 11/15/15 (d)(j)	410,000	410,959
Class F, 6.2688% 11/15/15 (d)(j)	295,000	295,702
Class H, 6.7688% 11/15/15 (d)(j)	265,000	265,728
Class J, 7.3188% 11/15/15 (d)(j)	275,000	275,766
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc.: - continued
floater:
Series 2003-BBA2:
Class K, 7.9688% 11/15/15 (d)(j)	$ 245,000	$ 244,662
Series 2005-ESHA:
Class E, 5.9388% 7/14/20 (d)(j)	725,000	727,969
Class F, 6.1088% 7/14/20 (d)(j)	435,000	436,859
Class G, 6.2388% 7/14/20 (d)(j)	215,000	215,918
Class H, 6.4588% 7/14/20 (d)(j)	290,000	291,127
Series 2005-MIB1:
Class C, 5.6788% 3/15/22 (d)(j)	335,000	335,215
Class D, 5.7288% 3/15/22 (d)(j)	340,000	340,223
Class F, 5.8388% 3/15/22 (d)(j)	330,000	330,217
Class G, 5.8988% 3/15/22 (d)(j)	215,000	215,141
Series 2006-ESH:
Class A, 6.2288% 7/14/11 (d)(j)	731,304	729,945
Class B, 6.3288% 7/14/11 (d)(j)	364,678	363,664
Class C, 6.4788% 7/14/11 (d)(j)	730,330	727,764
Class D, 7.1088% 7/14/11 (d)(j)	424,462	423,224
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.745% 4/25/34 (d)(j)	1,214,639	1,217,676
Class B, 7.285% 4/25/34 (d)(j)	127,857	129,135
Class M1, 5.945% 4/25/34 (d)(j)	127,857	128,416
Class M2, 6.585% 4/25/34 (d)(j)	63,928	64,608
Series 2004-2 Class A, 5.815% 8/25/34 (d)(j)	1,214,708	1,219,263
Series 2004-3:
Class A1, 5.755% 1/25/35 (d)(j)	1,376,868	1,381,171
Class A2, 5.805% 1/25/35 (d)(j)	202,481	202,860
Class M1, 5.885% 1/25/35 (d)(j)	242,977	244,343
Class M2, 6.385% 1/25/35 (d)(j)	161,984	163,959
Series 2005-4A:
Class A2, 5.775% 1/25/36 (d)(j)	1,827,211	1,829,495
Class B1, 6.785% 1/25/36 (d)(j)	96,169	97,191
Class M1, 5.835% 1/25/36 (d)(j)	577,014	578,637
Class M2, 5.855% 1/25/36 (d)(j)	192,338	192,879
Class M3, 5.885% 1/25/36 (d)(j)	288,507	289,138
Class M4, 5.995% 1/25/36 (d)(j)	96,169	96,590
Class M5, 6.035% 1/25/36 (d)(j)	96,169	96,650
Class M6, 6.085% 1/25/36 (d)(j)	96,169	96,470
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (d)	770,000	758,547
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Inc.: - continued
Series 2003-T12 Class X2, 0.783% 8/13/39 (d)(j)(l)	$ 6,003,816	$ 119,375
Series 2004-ESA:
Class B, 4.888% 5/14/16 (d)	1,410,000	1,390,842
Class C, 4.937% 5/14/16 (d)	880,000	869,156
Class D, 4.986% 5/14/16 (d)	320,000	316,461
Class E, 5.064% 5/14/16 (d)	995,000	987,001
Class F, 5.182% 5/14/16 (d)	240,000	238,137
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.7608% 5/15/35 (d)(j)(l)	23,127,320	1,241,900
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (d)(j)	980,000	1,013,166
COMM floater Series 2002-FL7 Class D, 5.9388% 11/15/14 (d)(j)	137,143	137,220
Commercial Mortgage Asset Trust sequential pay Series 1999-C2 Class A1, 7.285% 11/17/32	1,232,954	1,247,587
Commercial Mortgage pass thru certificates floater Series 2005-FL11:
Class B, 5.6188% 11/15/17 (d)(j)	695,488	695,517
Class E, 5.7588% 11/15/17 (d)(j)	312,260	312,308
Class F, 5.8188% 11/15/17 (d)(j)	283,873	283,916
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	1,190,377	1,201,802
Series 1998-C1 Class A1B, 6.48% 5/17/40	2,665,360	2,703,101
Series 1999-C1 Class A2, 7.29% 9/15/41	7,415,946	7,713,204
Series 1997-C2 Class D, 7.27% 1/17/35	755,000	778,755
Series 2001-CK6 Class AX, 0.645% 9/15/18 (l)	32,726,141	962,446
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	635,000	654,706
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	3,968,652	4,003,889
Series 2000-CF1:
Class A1A, 7.45% 6/10/33	95,500	95,400
Class A1B, 7.62% 6/10/33	1,855,000	1,980,290
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (d)	565,000	592,740
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	321,167	323,545
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.7113% 5/15/33 (d)(j)(l)	22,038,444	730,643
Commercial Mortgage Securities - continued
	Principal Amount	Value
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (d)	$ 4,763,606	$ 4,755,913
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (j)	273,620	276,851
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	2,030,000	1,927,878
Series 2003-47 Class C, 4.227% 10/16/27	2,916,193	2,817,758
Series 2003-59 Class D, 3.654% 10/16/27	3,060,000	2,826,339
Series 2003-47 Class XA, 0.1793% 6/16/43 (j)(l)	7,682,558	420,411
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.885% 12/10/41 (j)(l)	12,815,208	305,163
Greenwich Capital Commercial Funding Corp. Series 2005-GG3 Class XP, 0.9826% 8/10/42 (d)(j)(l)	61,434,000	1,757,799
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	1,560,000	1,521,663
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	815,000	852,558
Series 2005-GG4 Class XP, 0.9138% 7/10/39 (d)(j)(l)	47,170,000	1,441,812
Series 2006-GG6 Class A2, 5.506% 4/10/38 (j)	2,895,000	2,891,473
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	186,313	186,136
Hilton Hotel Pool Trust:
sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (d)	1,095,919	1,132,522
Series 2000-HLTA Class D, 7.555% 10/3/15 (d)	1,405,000	1,480,543
Host Marriott Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (d)	530,000	555,979
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-C1 Class X2, 1.1734% 1/15/38 (d)(j)(l)	4,615,357	152,518
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2005-C3 Class A2, 4.553% 7/15/30	940,000	911,821
Series 2001-C3 Class B, 6.512% 6/15/36	1,065,000	1,110,172
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (d)	4,000,000	3,637,220
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class J, 7.4088% 12/16/14 (d)(j)	1,480,000	1,479,715
Class K1, 7.9088% 12/16/14 (d)(j)	770,000	769,219
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust sequential pay:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	$ 625,000	$ 612,592
Series 2005-MCP1 Class A2, 4.556% 6/12/43	1,155,000	1,116,654
Morgan Stanley Capital I Trust Series 2006-T23 Class A1, 5.682% 8/12/41	830,000	836,339
Morgan Stanley Capital I, Inc. Series 2005-IQ9 Class X2, 1.1904% 7/15/56 (d)(j)(l)	15,702,244	650,732
Morgan Stanley Dean Witter Capital I Trust sequential pay Series 2001-PPM Class A2, 6.4% 2/15/31	1,522,358	1,550,004
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	1,136,291	1,147,623
NationsLink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	141,166	141,203
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (d)	2,500,000	2,531,490
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (d)	2,004,216	2,023,597
Class C4, 6.893% 5/15/16 (d)	8,000,000	8,376,626
Wachovia Bank Commercial Mortgage Trust sequential pay:
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	2,696,978	2,601,047
Series 2003-C8 Class A3, 4.445% 11/15/35	4,050,000	3,892,526
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $113,699,364)		110,923,055
Foreign Government and Government Agency Obligations - 0.5%

Israeli State 4.625% 6/15/13	480,000	446,823
United Mexican States:
5.875% 1/15/14	2,510,000	2,506,235
7.5% 1/14/12	3,650,000	3,934,700
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,569,015)		6,887,758
Fixed-Income Funds - 15.8%
	Shares	Value
Fidelity Specialized High Income Central Investment Portfolio (k)	150,068	$ 14,600,116
Fidelity Ultra-Short Central Fund (k)	2,199,447	218,800,978
TOTAL FIXED-INCOME FUNDS (Cost $233,482,773)		233,401,094
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (j)	$ 2,030,000	1,987,666
TOTAL PREFERRED SECURITIES (Cost $2,030,000)		1,987,666
Cash Equivalents - 6.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at:
5.3%, dated 7/31/06 due 8/1/06	$ 24,024,534	24,021,000
5.3%, dated 7/31/06 due 8/1/06 (a)	68,665,108	68,655,000
TOTAL CASH EQUIVALENTS (Cost $92,676,000)		92,676,000
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $1,580,926,384)		1,554,656,376
NET OTHER ASSETS - (5.1)%		(75,112,484)
NET ASSETS - 100%		$ 1,479,543,892
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34

	Dec. 2034	$ 625,000	$ 1,910
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	400,000	6,611
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.885% 8/25/34	Sept. 2034	409,000	9,112
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	409,000	8,572
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	409,000	9,652
Receive monthly notional amount multiplied by .56% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional of Ameriquest Mortgage Securities, Inc. 6.835% 9/25/34	Oct. 2034	1,900,000	438
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	600,000	80
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34

	August 2034	$ 409,000	$ 3,264
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. 6.105% 5/25/35	June 2034	600,000	811
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	409,000	2,696
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	409,000	3,559
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	370,000	99
Receive monthly notional amount multiplied by 1.65% and pay Goldman Sachs upon default event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2004-2 Class M5, 6.3413% 7/25/34	August 2034	494,000	4,999
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	409,000	761
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 51,543	$ 244
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	494,000	2,078
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	143,158	306
Receive monthly notional amount multiplied by 2.7% and pay Merrill Lynch, Inc. upon defualt event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.4606% 5/25/35	June 2035	2,410,000	(7,808)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	409,000	4,887
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (h)	June 2010	10,000,000	9,000
Receive quarterly a fixed rate of .45% multiplied by the notional amount and pay to Goldman Sachs, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 5 Index, par value of the proportional notional amount (i)	Dec. 2010	15,000,000	41,250
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (g)

	March 2010	$ 6,373,600	$ 46,272
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (g)	March 2015	6,373,600	52,072
Receive quarterly notional amount multiplied by .285% and pay Deutsche Bank upon default event of ConocoPhillips, par value of the notional amount of ConocoPhillips 4.75% 10/15/12	Sept. 2011	3,300,000	(4,554)
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	2,315,000	3,172
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	1,690,000	2,315
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	1,600,000	5,408
Receive quarterly notional amount multiplied by .37% and pay Goldman Sachs upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	1,380,000	4,954
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	1,000,000	3,590
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	$ 1,060,000	$ 2,798
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	1,895,000	4,832
TOTAL CREDIT DEFAULT SWAPS		63,346,901	223,380
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	6,425,000	(208,941)
Receive semi-annually a fixed rate equal to 4.708% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	Jan. 2009	40,000,000	(645,600)
Receive semi-annually a fixed rate equal to 4.7515% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2009	30,000,000	(453,300)
Receive semi-annually a fixed rate equal to 4.756% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Jan. 2009	50,000,000	(756,000)
Receive semi-annually a fixed rate equal to 4.8575% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	14,440,000	(178,912)
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	47,300,000	(514,624)
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	15,000,000	142,650
TOTAL INTEREST RATE SWAPS		203,165,000	(2,614,727)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	$ 5,900,000	$ 55,754
Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 15 basis points with Bank of America	August 2006	5,400,000	32,971
TOTAL TOTAL RETURN SWAPS		11,300,000	88,725
		$ 277,811,901	$ (2,302,622)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $130,949,811 or 8.9% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,598,175.
(g) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(i) Dow Jones CDX N.A. Investment Grade 5 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(m) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Specialized High Income Central Investment Portfolio	$ 740,978
Fidelity Ultra-Short Central Fund	7,931,622
Total	$ 8,672,600

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Investment Portfolio	$ 14,756,186	$ -	$ -	$ 14,600,116	7.1%
Fidelity Ultra-Short Central Fund	198,736,992	19,999,008	-	218,800,978	2.8%
Total	$ 213,493,178	$ 19,999,008	$ -	$ 233,401,094
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,579,761,418. Net unrealized depreciation aggregated $25,105,042, of which $4,638,695 related to appreciated investment securities and $29,743,737 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mortgage
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

1.804866.102

AMOR-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 85.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 62.0%
3.732% 1/1/35 (d)	$ 419	$ 409
3.746% 12/1/34 (d)	318	311
3.757% 10/1/33 (d)	280	274
3.77% 12/1/34 (d)	62	61
3.791% 6/1/34 (d)	1,295	1,256
3.81% 6/1/33 (d)	218	214
3.839% 11/1/34 (d)	1,587	1,568
3.84% 1/1/35 (d)	798	781
3.843% 1/1/35 (d)	248	243
3.851% 10/1/33 (d)	6,745	6,606
3.866% 1/1/35 (d)	480	471
3.879% 6/1/33 (d)	1,096	1,076
3.897% 10/1/34 (d)	300	296
3.923% 5/1/34 (d)	96	96
3.926% 12/1/34 (d)	254	250
3.94% 11/1/34 (d)	525	519
3.951% 1/1/35 (d)	331	326
3.952% 12/1/34 (d)	257	254
3.952% 12/1/34 (d)	1,751	1,726
3.957% 5/1/33 (d)	102	100
3.987% 12/1/34 (d)	311	306
3.997% 12/1/34 (d)	165	163
3.997% 1/1/35 (d)	213	210
4% 6/1/18 to 5/1/19	19,491	18,225
4.004% 2/1/35 (d)	234	230
4.015% 12/1/34 (d)	468	462
4.022% 1/1/35 (d)	480	473
4.037% 1/1/35 (d)	193	190
4.037% 1/1/35 (d)	132	130
4.039% 2/1/35 (d)	215	212
4.049% 10/1/18 (d)	249	244
4.065% 1/1/35 (d)	446	440
4.077% 2/1/35 (d)	434	428
4.082% 4/1/33 (d)	94	93
4.084% 2/1/35 (d)	176	174
4.089% 2/1/35 (d)	162	160
4.092% 11/1/34 (d)	366	362
4.1% 2/1/35 (d)	815	805
4.106% 1/1/35 (d)	488	482
4.114% 1/1/35 (d)	471	465
4.116% 2/1/35 (d)	538	531
4.129% 1/1/35 (d)	830	819
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.144% 1/1/35 (d)	$ 737	$ 729
4.149% 2/1/35 (d)	440	434
4.161% 1/1/35 (d)	858	852
4.172% 1/1/35 (d)	599	582
4.177% 1/1/35 (d)	415	410
4.179% 10/1/34 (d)	726	720
4.179% 11/1/34 (d)	109	107
4.202% 1/1/35 (d)	263	260
4.25% 2/1/35 (d)	299	291
4.25% 2/1/35 (d)	165	164
4.274% 8/1/33 (d)	564	557
4.275% 3/1/35 (d)	274	270
4.283% 7/1/34 (d)	213	212
4.289% 12/1/34 (d)	162	160
4.306% 5/1/35 (d)	383	379
4.314% 3/1/33 (d)	146	142
4.355% 1/1/35 (d)	304	297
4.362% 2/1/34 (d)	650	639
4.366% 4/1/35 (d)	176	173
4.392% 11/1/34 (d)	3,490	3,468
4.396% 2/1/35 (d)	443	432
4.396% 5/1/35 (d)	852	843
4.429% 10/1/34 (d)	1,324	1,317
4.431% 1/1/35 (d)	353	349
4.44% 3/1/35 (d)	409	399
4.459% 8/1/34 (d)	869	855
4.473% 5/1/35 (d)	293	290
4.486% 1/1/35 (d)	405	401
4.498% 8/1/34 (d)	542	543
4.5% 4/1/18 to 4/1/35 (c)	166,375	155,811
4.5% 8/1/36 (b)	431	396
4.536% 2/1/35 (d)	1,806	1,791
4.545% 2/1/35 (d)	274	271
4.545% 7/1/35 (d)	1,042	1,030
4.547% 2/1/35 (d)	196	194
4.726% 7/1/34 (d)	822	811
4.791% 12/1/34 (d)	304	299
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.797% 12/1/32 (d)	$ 382	$ 381
5% 9/1/16 to 12/1/34	96,193	93,408
5% 8/1/21 (b)	9,000	8,744
5% 8/1/36 (b)	9,370	8,866
5% 8/1/36 (b)	102,043	96,550
5% 8/1/36 (b)	60,000	56,770
5% 8/1/36 (b)	46,000	43,524
5% 8/1/36 (b)	78,531	74,304
5.097% 5/1/35 (d)	1,864	1,858
5.202% 6/1/35 (d)	1,300	1,298
5.5% 1/1/09 to 2/1/36 (c)	209,946	206,083
5.5% 8/1/36 (b)	76,281	74,075
5.5% 8/1/36 (b)	45,539	44,222
5.927% 1/1/36 (d)	936	938
6% 4/1/08 to 6/1/35	116,650	116,852
6% 8/1/21 (b)	2,420	2,441
6% 8/1/21 (b)(c)	6,908	6,967
6% 8/1/21 (b)	9,862	9,947
6% 8/1/36 (b)	26,722	26,549
6.5% 2/1/20 to 12/1/35 (c)	54,010	54,829
7% 3/1/17 to 7/1/33	7,156	7,358
7.5% 4/1/22 to 9/1/32	3,813	3,948
8% 7/1/08 to 12/1/29	19	20
8.5% 1/1/16 to 7/1/31	361	383
9% 6/1/09 to 10/1/30	924	994
9.5% 11/1/09 to 8/1/22	156	170
11% 8/1/10	70	74
12.25% 5/1/13 to 5/1/15	35	39
12.5% 8/1/15 to 3/1/16	45	51
12.75% 2/1/15	5	6
13.5% 9/1/14 to 12/1/14	32	38
		1,161,006
Freddie Mac - 22.0%
4% 4/1/19	5,438	5,074
4.042% 12/1/34 (d)	302	297
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.086% 12/1/34 (d)	$ 446	$ 439
4.133% 1/1/35 (d)	387	381
4.26% 3/1/35 (d)	386	380
4.288% 5/1/35 (d)	681	672
4.3% 12/1/34 (d)	425	413
4.33% 2/1/35 (d)	800	789
4.331% 1/1/35 (d)	926	914
4.441% 2/1/34 (d)	398	390
4.445% 3/1/35 (d)	412	401
4.457% 6/1/35 (d)	613	604
4.461% 3/1/35 (d)	466	453
4.5% 9/1/18 to 8/1/33	10,030	9,436
4.545% 2/1/35 (d)	672	654
5% 7/1/33 to 9/1/35	126,776	119,910
5.004% 4/1/35 (d)	2,103	2,089
5.5% 6/1/09 to 10/1/35	71,190	69,776
5.5% 8/1/36 (b)	56,400	54,787
5.5% 8/1/36 (b)	100,830	97,946
5.512% 8/1/33 (d)	174	174
6% 5/1/16 to 10/1/34	13,398	13,421
6.5% 4/1/21 to 12/1/33	14,747	14,992
7.5% 2/1/08 to 7/1/34	15,256	15,816
8% 10/1/07 to 4/1/21	67	69
8.5% 7/1/09 to 9/1/20	161	165
9% 10/1/08 to 5/1/21	455	485
10% 1/1/09 to 5/1/19	130	139
10.5% 8/1/10 to 2/1/16	13	13
12.5% 5/1/12 to 12/1/14	82	90
13% 12/1/13 to 6/1/15	125	142
		411,311
Government National Mortgage Association - 1.4%
6.5% 5/15/28 to 7/15/34	1,897	1,939
6.5% 8/1/36 (b)	15,505	15,788
7% 2/15/24 to 7/15/32	3,241	3,361
7.5% 12/15/06 to 4/15/32	1,856	1,940
8% 4/15/07 to 12/15/25	755	792
8.5% 8/15/16 to 10/15/28	1,156	1,238
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	77	86
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
13% 10/15/13	$ 7	$ 8
13.5% 7/15/11	5	6
		25,160
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,621,052)		1,597,477
Asset-Backed Securities - 1.0%

Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 5.52% 2/28/41 (d)	2,747	2,748
GSAMP Trust Series 2005-MTR1 Class A1, 5.525% 10/25/35 (d)	3,782	3,782
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 6.135% 7/25/33 (d)	3,741	3,755
Ocala Funding LLC Series 2006-1A Class A, 6.6669% 3/20/11 (a)(d)	2,100	2,100
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	697	677
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	918	878
Washington Mutual Asset Holdings Corp. Series 2006-5 Class N1, 5.926% 7/25/46 (a)	4,280	4,263
TOTAL ASSET-BACKED SECURITIES (Cost $18,255)		18,203
Collateralized Mortgage Obligations - 11.7%

Private Sponsor - 1.0%
Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 5.785% 3/25/35 (d)	617	618
Countrywide Home Loans, Inc. sequential pay Series 2002-25 Class 2A1, 5.5% 11/27/17	1,061	1,056
Credit Suisse First Boston Mortgage Acceptance Corp. sequential pay Series 2003-1 Class 3A8, 6% 1/25/33	1,876	1,871
CS First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 3.5154% 1/28/32 (a)(d)	398	351
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.4981% 10/11/41 (a)(d)	2,520	2,520
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	5,143	5,177
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 1,155	$ 1,159
Series 2004-SL2 Class A1, 6.5% 10/25/16	279	281
WaMu Mortgage pass thru certificates sequential pay Series 2002-S6 Class A25, 6% 10/25/32	733	730
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (d)	4,865	4,802
TOTAL PRIVATE SPONSOR		18,565
U.S. Government Agency - 10.7%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	2,164	2,196
Series 1994-23 Class PX, 6% 8/25/23	2,954	2,957
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049	10,275
Series 1999-15 Class PC, 6% 9/25/18	2,677	2,685
Series 2003-26 Class KI, 5% 12/25/15 (e)	3,907	364
Series 2003-39 Class IA, 5.5% 10/25/22 (d)(e)	2,879	517
Series 2006-48 Class LF, 0% 8/25/34 (d)	1,048	1,041
Fannie Mae Grantor Trust planned amortization class Series 2005-84 Class MB, 5.75% 10/25/35	5,240	5,245
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	10,000	10,196
Series 2002-11 Class QB, 5.5% 3/25/15	632	630
Series 2002-49 Class KG, 5.5% 8/25/17	4,020	3,997
Series 2003-73 Class GA, 3.5% 5/25/31	11,856	10,963
Series 2006-39 Class PE, 5.5% 10/25/32	10,605	10,423
Series 2006-46 Class PE, 5.5% 11/25/32	14,461	14,200
Series 2006-51 Class PB, 5.5% 8/25/33	8,695	8,517
Series 2006-54 Class PC, 6% 1/25/36	6,880	6,845
sequential pay:
Series 2002-9 Class C, 6.5% 6/25/30	2,542	2,544
Series 2004-65 Class EY, 5.5% 8/25/24	7,265	6,943
Series 2005-41 Class LA, 5.5% 5/25/35	3,454	3,405
Series 2005-55 Class LY, 5.5% 7/25/25	6,595	6,316
Series 2002-34 Class Z, 6% 4/25/32	6,725	6,653
Series 2002-50 Class LE, 7% 12/25/29	149	149
Series 2003-42 Class HS, 1.715% 12/25/17 (d)(e)	11,651	575
Series 2005-50 Class DZ, 5% 6/25/35	209	208
Series 2005-69 Class ZL, 4.5% 8/25/25	164	164
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac:
floater Series 2344 Class FP, 6.3188% 8/15/31 (d)	$ 1,436	$ 1,468
planned amortization class:
Series 2104 Class PG, 6% 12/15/28	2,170	2,176
Series 2512 Class PG, 5.5% 10/15/22	5,100	4,925
Series 3140 Class XO, 3/15/36 (f)	2,582	1,868
Series 70 Class C, 9% 9/15/20	196	195
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	1,032	1,037
Series 2516 Class AH, 5% 1/15/16	1,086	1,076
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,763	1,797
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 6.3488% 1/15/32 (d)	2,804	2,880
Class PF, 6.3488% 12/15/31 (d)	2,735	2,815
Series 2410 Class PF, 6.3488% 2/15/32 (d)	5,644	5,816
Series 2412 Class GF, 6.3188% 2/15/32 (d)	1,189	1,224
Series 2958 Class TF, 0% 4/15/35 (d)	749	692
planned amortization class:
Series 2568 Class KG, 5.5% 2/15/23	8,820	8,430
Series 2763 Class PD, 4.5% 12/15/17	4,360	4,137
Series 2780 Class OC, 4.5% 3/15/17	2,175	2,103
Series 2802 Class OB, 6% 5/15/34	3,375	3,372
Series 2810 Class PD, 6% 6/15/33	2,540	2,530
Series 2885 Class PC, 4.5% 3/15/18	2,845	2,739
Series 3077 Class TO, 4/15/35 (f)	5,089	3,579
sequential pay:
Series 2135 Class JE, 6% 3/15/29	3,240	3,212
Series 2281 Class ZB, 6% 3/15/30	1,372	1,378
Series 2388 Class ZA, 6% 12/15/31	5,427	5,389
Series 2608 Class FJ, 5.7688% 3/15/17 (d)	3,764	3,789
Series 2638 Class FA, 5.7688% 11/15/16 (d)	3,507	3,521
Series 2644 Class EF, 5.7188% 2/15/18 (d)	3,979	4,000
Series 2750 Class ZT, 5% 2/15/34	2,448	2,072
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 3097 Class IA, 5.5% 3/15/33 (e)	$ 5,237	$ 1,063
Series 1658 Class GZ, 7% 1/15/24	3,397	3,494
TOTAL U.S. GOVERNMENT AGENCY		200,785
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $220,366)		219,350
Commercial Mortgage Securities - 3.8%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.7254% 2/14/43 (d)(e)	38,669	1,507
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class HSA, 4.954% 3/11/41 (a)	740	701
Class HSB, 4.954% 3/11/41 (a)	895	843
Class HSC, 4.954% 3/11/41 (a)	895	836
Class HSD, 4.954% 3/11/41 (a)	895	833
Class HSE, 4.954% 3/11/41 (a)	2,290	2,145
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	560	552
Class C, 4.937% 5/14/16 (a)	1,165	1,151
Class D, 4.986% 5/14/16 (a)	425	420
Class E, 5.064% 5/14/16 (a)	1,315	1,304
Class F, 5.182% 5/14/16 (a)	315	313
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.7608% 5/15/35 (a)(d)(e)	31,633	1,699
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,182
Class F, 7.734% 1/15/32	600	638
COMM floater Series 2001-FL5A Class E, 6.8688% 11/15/13 (a)(d)	2,376	2,329
Commercial Mortgage Pass-Through Certificates Series 2006-C7 Class A3, 5.707% 6/10/46	2,688	2,711
CS First Boston Mortgage Securities Corp.:
sequential pay Series 1999-C1 Class A2, 7.29% 9/15/41	5,992	6,232
Series 1997-C2 Class D, 7.27% 1/17/35	5,175	5,338
Series 1998-C1 Class D, 7.17% 5/17/40	3,360	3,558
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	$ 1,390	$ 1,433
Fannie Mae guaranteed REMIC pass thru certificates Series 1998-49 Class MI, 0.8264% 6/17/38 (d)(e)	74,983	2,781
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	2,600	2,562
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1907% 4/13/31 (d)	390	399
Host Marriott Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	785	823
JPMorgan Chase Commercial Mortgage Securities Corp. sequential pay Series 2006-CB14 Class A3B, 5.6711% 12/12/44 (d)	2,640	2,618
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A2, 7.95% 1/15/10	2,790	2,997
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,815	8,888
Merrill Lynch Mortgage Trust Series 2006-C1 Class A3, 5.6606% 5/12/39 (d)	3,675	3,686
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-2 Class A3, 5.877% 6/12/46	3,321	3,373
Morgan Stanley Capital I, Inc.:
Series 1997-RR Class C, 7.3127% 4/30/39 (a)(d)	273	272
Series 2006-IQ11 Class A3, 5.739% 10/15/42 (d)	3,170	3,190
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	4,276	4,364
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $75,626)		71,678
Fixed-Income Funds - 22.6%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $421,431)	4,247,691	422,560
Cash Equivalents - 8.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at 5.3%, dated 7/31/06 due 8/1/06 (Cost $151,785)	$ 151,807	$ 151,785
TOTAL INVESTMENT PORTFOLIO - 132.6% (Cost $2,508,515)		2,481,053
NET OTHER ASSETS - (32.6)%		(609,555)
NET ASSETS - 100%		$ 1,871,498
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.234% with Lehman Brothers, Inc.	March 2036	$ 9,000	$ 423
Receive semi-annually a fixed rate equal to 5.132% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	March 2009	50,000	331
		$ 59,000	$ 754
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $40,147,000 or 2.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(f) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Ultra-Short Central Fund	$ 16,056
Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 447,428	$ -	$ 24,997	$ 422,560	5.5%
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,508,868,000. Net unrealized depreciation aggregated $27,815,000, of which $12,031,000 related to appreciated investment securities and $39,846,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mortgage Securities Fund

(A Class of Fidelity Advisor
Mortgage Securities Fund)

July 31, 2006

1.804979.102

MOR-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 85.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 62.0%
3.732% 1/1/35 (d)	$ 419	$ 409
3.746% 12/1/34 (d)	318	311
3.757% 10/1/33 (d)	280	274
3.77% 12/1/34 (d)	62	61
3.791% 6/1/34 (d)	1,295	1,256
3.81% 6/1/33 (d)	218	214
3.839% 11/1/34 (d)	1,587	1,568
3.84% 1/1/35 (d)	798	781
3.843% 1/1/35 (d)	248	243
3.851% 10/1/33 (d)	6,745	6,606
3.866% 1/1/35 (d)	480	471
3.879% 6/1/33 (d)	1,096	1,076
3.897% 10/1/34 (d)	300	296
3.923% 5/1/34 (d)	96	96
3.926% 12/1/34 (d)	254	250
3.94% 11/1/34 (d)	525	519
3.951% 1/1/35 (d)	331	326
3.952% 12/1/34 (d)	257	254
3.952% 12/1/34 (d)	1,751	1,726
3.957% 5/1/33 (d)	102	100
3.987% 12/1/34 (d)	311	306
3.997% 12/1/34 (d)	165	163
3.997% 1/1/35 (d)	213	210
4% 6/1/18 to 5/1/19	19,491	18,225
4.004% 2/1/35 (d)	234	230
4.015% 12/1/34 (d)	468	462
4.022% 1/1/35 (d)	480	473
4.037% 1/1/35 (d)	193	190
4.037% 1/1/35 (d)	132	130
4.039% 2/1/35 (d)	215	212
4.049% 10/1/18 (d)	249	244
4.065% 1/1/35 (d)	446	440
4.077% 2/1/35 (d)	434	428
4.082% 4/1/33 (d)	94	93
4.084% 2/1/35 (d)	176	174
4.089% 2/1/35 (d)	162	160
4.092% 11/1/34 (d)	366	362
4.1% 2/1/35 (d)	815	805
4.106% 1/1/35 (d)	488	482
4.114% 1/1/35 (d)	471	465
4.116% 2/1/35 (d)	538	531
4.129% 1/1/35 (d)	830	819
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.144% 1/1/35 (d)	$ 737	$ 729
4.149% 2/1/35 (d)	440	434
4.161% 1/1/35 (d)	858	852
4.172% 1/1/35 (d)	599	582
4.177% 1/1/35 (d)	415	410
4.179% 10/1/34 (d)	726	720
4.179% 11/1/34 (d)	109	107
4.202% 1/1/35 (d)	263	260
4.25% 2/1/35 (d)	299	291
4.25% 2/1/35 (d)	165	164
4.274% 8/1/33 (d)	564	557
4.275% 3/1/35 (d)	274	270
4.283% 7/1/34 (d)	213	212
4.289% 12/1/34 (d)	162	160
4.306% 5/1/35 (d)	383	379
4.314% 3/1/33 (d)	146	142
4.355% 1/1/35 (d)	304	297
4.362% 2/1/34 (d)	650	639
4.366% 4/1/35 (d)	176	173
4.392% 11/1/34 (d)	3,490	3,468
4.396% 2/1/35 (d)	443	432
4.396% 5/1/35 (d)	852	843
4.429% 10/1/34 (d)	1,324	1,317
4.431% 1/1/35 (d)	353	349
4.44% 3/1/35 (d)	409	399
4.459% 8/1/34 (d)	869	855
4.473% 5/1/35 (d)	293	290
4.486% 1/1/35 (d)	405	401
4.498% 8/1/34 (d)	542	543
4.5% 4/1/18 to 4/1/35 (c)	166,375	155,811
4.5% 8/1/36 (b)	431	396
4.536% 2/1/35 (d)	1,806	1,791
4.545% 2/1/35 (d)	274	271
4.545% 7/1/35 (d)	1,042	1,030
4.547% 2/1/35 (d)	196	194
4.726% 7/1/34 (d)	822	811
4.791% 12/1/34 (d)	304	299
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.797% 12/1/32 (d)	$ 382	$ 381
5% 9/1/16 to 12/1/34	96,193	93,408
5% 8/1/21 (b)	9,000	8,744
5% 8/1/36 (b)	9,370	8,866
5% 8/1/36 (b)	102,043	96,550
5% 8/1/36 (b)	60,000	56,770
5% 8/1/36 (b)	46,000	43,524
5% 8/1/36 (b)	78,531	74,304
5.097% 5/1/35 (d)	1,864	1,858
5.202% 6/1/35 (d)	1,300	1,298
5.5% 1/1/09 to 2/1/36 (c)	209,946	206,083
5.5% 8/1/36 (b)	76,281	74,075
5.5% 8/1/36 (b)	45,539	44,222
5.927% 1/1/36 (d)	936	938
6% 4/1/08 to 6/1/35	116,650	116,852
6% 8/1/21 (b)	2,420	2,441
6% 8/1/21 (b)(c)	6,908	6,967
6% 8/1/21 (b)	9,862	9,947
6% 8/1/36 (b)	26,722	26,549
6.5% 2/1/20 to 12/1/35 (c)	54,010	54,829
7% 3/1/17 to 7/1/33	7,156	7,358
7.5% 4/1/22 to 9/1/32	3,813	3,948
8% 7/1/08 to 12/1/29	19	20
8.5% 1/1/16 to 7/1/31	361	383
9% 6/1/09 to 10/1/30	924	994
9.5% 11/1/09 to 8/1/22	156	170
11% 8/1/10	70	74
12.25% 5/1/13 to 5/1/15	35	39
12.5% 8/1/15 to 3/1/16	45	51
12.75% 2/1/15	5	6
13.5% 9/1/14 to 12/1/14	32	38
		1,161,006
Freddie Mac - 22.0%
4% 4/1/19	5,438	5,074
4.042% 12/1/34 (d)	302	297
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.086% 12/1/34 (d)	$ 446	$ 439
4.133% 1/1/35 (d)	387	381
4.26% 3/1/35 (d)	386	380
4.288% 5/1/35 (d)	681	672
4.3% 12/1/34 (d)	425	413
4.33% 2/1/35 (d)	800	789
4.331% 1/1/35 (d)	926	914
4.441% 2/1/34 (d)	398	390
4.445% 3/1/35 (d)	412	401
4.457% 6/1/35 (d)	613	604
4.461% 3/1/35 (d)	466	453
4.5% 9/1/18 to 8/1/33	10,030	9,436
4.545% 2/1/35 (d)	672	654
5% 7/1/33 to 9/1/35	126,776	119,910
5.004% 4/1/35 (d)	2,103	2,089
5.5% 6/1/09 to 10/1/35	71,190	69,776
5.5% 8/1/36 (b)	56,400	54,787
5.5% 8/1/36 (b)	100,830	97,946
5.512% 8/1/33 (d)	174	174
6% 5/1/16 to 10/1/34	13,398	13,421
6.5% 4/1/21 to 12/1/33	14,747	14,992
7.5% 2/1/08 to 7/1/34	15,256	15,816
8% 10/1/07 to 4/1/21	67	69
8.5% 7/1/09 to 9/1/20	161	165
9% 10/1/08 to 5/1/21	455	485
10% 1/1/09 to 5/1/19	130	139
10.5% 8/1/10 to 2/1/16	13	13
12.5% 5/1/12 to 12/1/14	82	90
13% 12/1/13 to 6/1/15	125	142
		411,311
Government National Mortgage Association - 1.4%
6.5% 5/15/28 to 7/15/34	1,897	1,939
6.5% 8/1/36 (b)	15,505	15,788
7% 2/15/24 to 7/15/32	3,241	3,361
7.5% 12/15/06 to 4/15/32	1,856	1,940
8% 4/15/07 to 12/15/25	755	792
8.5% 8/15/16 to 10/15/28	1,156	1,238
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	77	86
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
13% 10/15/13	$ 7	$ 8
13.5% 7/15/11	5	6
		25,160
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,621,052)		1,597,477
Asset-Backed Securities - 1.0%

Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 5.52% 2/28/41 (d)	2,747	2,748
GSAMP Trust Series 2005-MTR1 Class A1, 5.525% 10/25/35 (d)	3,782	3,782
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 6.135% 7/25/33 (d)	3,741	3,755
Ocala Funding LLC Series 2006-1A Class A, 6.6669% 3/20/11 (a)(d)	2,100	2,100
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	697	677
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	918	878
Washington Mutual Asset Holdings Corp. Series 2006-5 Class N1, 5.926% 7/25/46 (a)	4,280	4,263
TOTAL ASSET-BACKED SECURITIES (Cost $18,255)		18,203
Collateralized Mortgage Obligations - 11.7%

Private Sponsor - 1.0%
Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 5.785% 3/25/35 (d)	617	618
Countrywide Home Loans, Inc. sequential pay Series 2002-25 Class 2A1, 5.5% 11/27/17	1,061	1,056
Credit Suisse First Boston Mortgage Acceptance Corp. sequential pay Series 2003-1 Class 3A8, 6% 1/25/33	1,876	1,871
CS First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 3.5154% 1/28/32 (a)(d)	398	351
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.4981% 10/11/41 (a)(d)	2,520	2,520
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	5,143	5,177
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 1,155	$ 1,159
Series 2004-SL2 Class A1, 6.5% 10/25/16	279	281
WaMu Mortgage pass thru certificates sequential pay Series 2002-S6 Class A25, 6% 10/25/32	733	730
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (d)	4,865	4,802
TOTAL PRIVATE SPONSOR		18,565
U.S. Government Agency - 10.7%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	2,164	2,196
Series 1994-23 Class PX, 6% 8/25/23	2,954	2,957
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049	10,275
Series 1999-15 Class PC, 6% 9/25/18	2,677	2,685
Series 2003-26 Class KI, 5% 12/25/15 (e)	3,907	364
Series 2003-39 Class IA, 5.5% 10/25/22 (d)(e)	2,879	517
Series 2006-48 Class LF, 0% 8/25/34 (d)	1,048	1,041
Fannie Mae Grantor Trust planned amortization class Series 2005-84 Class MB, 5.75% 10/25/35	5,240	5,245
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	10,000	10,196
Series 2002-11 Class QB, 5.5% 3/25/15	632	630
Series 2002-49 Class KG, 5.5% 8/25/17	4,020	3,997
Series 2003-73 Class GA, 3.5% 5/25/31	11,856	10,963
Series 2006-39 Class PE, 5.5% 10/25/32	10,605	10,423
Series 2006-46 Class PE, 5.5% 11/25/32	14,461	14,200
Series 2006-51 Class PB, 5.5% 8/25/33	8,695	8,517
Series 2006-54 Class PC, 6% 1/25/36	6,880	6,845
sequential pay:
Series 2002-9 Class C, 6.5% 6/25/30	2,542	2,544
Series 2004-65 Class EY, 5.5% 8/25/24	7,265	6,943
Series 2005-41 Class LA, 5.5% 5/25/35	3,454	3,405
Series 2005-55 Class LY, 5.5% 7/25/25	6,595	6,316
Series 2002-34 Class Z, 6% 4/25/32	6,725	6,653
Series 2002-50 Class LE, 7% 12/25/29	149	149
Series 2003-42 Class HS, 1.715% 12/25/17 (d)(e)	11,651	575
Series 2005-50 Class DZ, 5% 6/25/35	209	208
Series 2005-69 Class ZL, 4.5% 8/25/25	164	164
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac:
floater Series 2344 Class FP, 6.3188% 8/15/31 (d)	$ 1,436	$ 1,468
planned amortization class:
Series 2104 Class PG, 6% 12/15/28	2,170	2,176
Series 2512 Class PG, 5.5% 10/15/22	5,100	4,925
Series 3140 Class XO, 3/15/36 (f)	2,582	1,868
Series 70 Class C, 9% 9/15/20	196	195
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	1,032	1,037
Series 2516 Class AH, 5% 1/15/16	1,086	1,076
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,763	1,797
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 6.3488% 1/15/32 (d)	2,804	2,880
Class PF, 6.3488% 12/15/31 (d)	2,735	2,815
Series 2410 Class PF, 6.3488% 2/15/32 (d)	5,644	5,816
Series 2412 Class GF, 6.3188% 2/15/32 (d)	1,189	1,224
Series 2958 Class TF, 0% 4/15/35 (d)	749	692
planned amortization class:
Series 2568 Class KG, 5.5% 2/15/23	8,820	8,430
Series 2763 Class PD, 4.5% 12/15/17	4,360	4,137
Series 2780 Class OC, 4.5% 3/15/17	2,175	2,103
Series 2802 Class OB, 6% 5/15/34	3,375	3,372
Series 2810 Class PD, 6% 6/15/33	2,540	2,530
Series 2885 Class PC, 4.5% 3/15/18	2,845	2,739
Series 3077 Class TO, 4/15/35 (f)	5,089	3,579
sequential pay:
Series 2135 Class JE, 6% 3/15/29	3,240	3,212
Series 2281 Class ZB, 6% 3/15/30	1,372	1,378
Series 2388 Class ZA, 6% 12/15/31	5,427	5,389
Series 2608 Class FJ, 5.7688% 3/15/17 (d)	3,764	3,789
Series 2638 Class FA, 5.7688% 11/15/16 (d)	3,507	3,521
Series 2644 Class EF, 5.7188% 2/15/18 (d)	3,979	4,000
Series 2750 Class ZT, 5% 2/15/34	2,448	2,072
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 3097 Class IA, 5.5% 3/15/33 (e)	$ 5,237	$ 1,063
Series 1658 Class GZ, 7% 1/15/24	3,397	3,494
TOTAL U.S. GOVERNMENT AGENCY		200,785
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $220,366)		219,350
Commercial Mortgage Securities - 3.8%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.7254% 2/14/43 (d)(e)	38,669	1,507
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class HSA, 4.954% 3/11/41 (a)	740	701
Class HSB, 4.954% 3/11/41 (a)	895	843
Class HSC, 4.954% 3/11/41 (a)	895	836
Class HSD, 4.954% 3/11/41 (a)	895	833
Class HSE, 4.954% 3/11/41 (a)	2,290	2,145
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	560	552
Class C, 4.937% 5/14/16 (a)	1,165	1,151
Class D, 4.986% 5/14/16 (a)	425	420
Class E, 5.064% 5/14/16 (a)	1,315	1,304
Class F, 5.182% 5/14/16 (a)	315	313
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.7608% 5/15/35 (a)(d)(e)	31,633	1,699
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,182
Class F, 7.734% 1/15/32	600	638
COMM floater Series 2001-FL5A Class E, 6.8688% 11/15/13 (a)(d)	2,376	2,329
Commercial Mortgage Pass-Through Certificates Series 2006-C7 Class A3, 5.707% 6/10/46	2,688	2,711
CS First Boston Mortgage Securities Corp.:
sequential pay Series 1999-C1 Class A2, 7.29% 9/15/41	5,992	6,232
Series 1997-C2 Class D, 7.27% 1/17/35	5,175	5,338
Series 1998-C1 Class D, 7.17% 5/17/40	3,360	3,558
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	$ 1,390	$ 1,433
Fannie Mae guaranteed REMIC pass thru certificates Series 1998-49 Class MI, 0.8264% 6/17/38 (d)(e)	74,983	2,781
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	2,600	2,562
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1907% 4/13/31 (d)	390	399
Host Marriott Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	785	823
JPMorgan Chase Commercial Mortgage Securities Corp. sequential pay Series 2006-CB14 Class A3B, 5.6711% 12/12/44 (d)	2,640	2,618
LB-UBS Commercial Mortgage Trust sequential pay Series 2000-C3 Class A2, 7.95% 1/15/10	2,790	2,997
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,815	8,888
Merrill Lynch Mortgage Trust Series 2006-C1 Class A3, 5.6606% 5/12/39 (d)	3,675	3,686
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-2 Class A3, 5.877% 6/12/46	3,321	3,373
Morgan Stanley Capital I, Inc.:
Series 1997-RR Class C, 7.3127% 4/30/39 (a)(d)	273	272
Series 2006-IQ11 Class A3, 5.739% 10/15/42 (d)	3,170	3,190
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	4,276	4,364
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $75,626)		71,678
Fixed-Income Funds - 22.6%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $421,431)	4,247,691	422,560
Cash Equivalents - 8.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at 5.3%, dated 7/31/06 due 8/1/06 (Cost $151,785)	$ 151,807	$ 151,785
TOTAL INVESTMENT PORTFOLIO - 132.6% (Cost $2,508,515)		2,481,053
NET OTHER ASSETS - (32.6)%		(609,555)
NET ASSETS - 100%		$ 1,871,498
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.234% with Lehman Brothers, Inc.	March 2036	$ 9,000	$ 423
Receive semi-annually a fixed rate equal to 5.132% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	March 2009	50,000	331
		$ 59,000	$ 754
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $40,147,000 or 2.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(f) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Ultra-Short Central Fund	$ 16,056
Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 447,428	$ -	$ 24,997	$ 422,560	5.5%
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,508,868,000. Net unrealized depreciation aggregated $27,815,000, of which $12,031,000 related to appreciated investment securities and $39,846,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

1.804870.102

HIM-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
Alabama - 0.2%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series B, 5% 1/1/43 (MBIA Insured)	$ 300,000	$ 304,257
Phenix City Gen. Oblig. 5.65% 8/1/21 (Pre-Refunded to 8/1/10 @ 102) (e)	1,000,000	1,075,890
		1,380,147
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.45% 7/1/09 (AMBAC Insured) (d)	1,500,000	1,520,820
Arizona - 1.3%
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (d)	1,300,000	1,365,715
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (c)(d)	1,000,000	1,007,990
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,577,221
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	1,000,000	1,035,590
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (e)	3,750,000	2,644,163
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/17 (AMBAC Insured)	1,000,000	1,062,240
		8,692,919
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	1,000,000	1,033,910
California - 11.4%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A, 5.5% 5/1/15 (AMBAC Insured)	1,000,000	1,090,120
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/13	2,100,000	2,270,226
Series A:
5% 7/1/15 (MBIA Insured)	1,800,000	1,922,238
5.25% 7/1/13 (MBIA Insured)	2,100,000	2,278,164
5.25% 7/1/14	1,500,000	1,629,210
5.25% 7/1/14 (FGIC Insured)	900,000	980,712
California Gen. Oblig.:
5% 3/1/15	1,000,000	1,064,500
5.25% 2/1/11	2,300,000	2,429,789
5.25% 2/1/14	2,400,000	2,584,488
5.25% 2/1/15	1,200,000	1,286,952
5.25% 2/1/16	1,000,000	1,071,200
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/24	$ 1,000,000	$ 1,048,240
5.25% 2/1/28	1,200,000	1,252,032
5.25% 2/1/33	2,000,000	2,074,540
5.25% 12/1/33	2,300,000	2,400,257
5.25% 4/1/34	2,200,000	2,294,204
5.5% 3/1/11	3,500,000	3,737,125
5.5% 4/1/30	3,565,000	3,829,452
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (e)	435,000	480,988
5.5% 11/1/33	5,400,000	5,806,296
5.625% 5/1/20	80,000	85,049
California Pub. Works Board Lease Rev.:
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,750,233
Series 2005 A, 5.25% 6/1/30	2,000,000	2,085,940
Series 2005 H, 5% 6/1/18	1,425,000	1,493,272
Series 2005 K, 5% 11/1/17	2,300,000	2,423,395
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	1,300,000	1,303,705
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	500,000	491,520
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	700,000	708,057
5% 1/15/16 (MBIA Insured)	400,000	418,756
5.75% 1/15/40	600,000	620,490
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	1,450,000	1,626,262
Series A:
5% 6/1/38 (FGIC Insured)	1,550,000	1,586,565
5% 6/1/45	6,650,000	6,674,206
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	4,000,000	4,068,360
Series A, 5.125% 7/1/41 (MBIA Insured)	1,300,000	1,330,797
Los Angeles Unified School District Series A, 5.375% 7/1/17 (MBIA Insured)	835,000	901,082
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/10 (AMBAC Insured)	1,290,000	1,352,449
San Diego Unified School District (Election of 1998 Proj.) Series E2, 5.5% 7/1/26 (FSA Insured)	2,300,000	2,643,160
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	1,300,000	1,044,823
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs. (UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	$ 1,755,000	$ 1,905,456
5.5% 5/15/20 (AMBAC Insured)	2,000,000	2,161,780
		79,206,090
Colorado - 1.8%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	1,365,000	635,872
Colorado Health Facilities Auth. Rev. (Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance Ltd. Insured)	860,000	913,053
Colorado Springs Arpt. Rev. Series C, 0% 1/1/08 (MBIA Insured)	870,000	822,594
Colorado Wtr. Resources and Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A:
5.625% 9/1/13	235,000	253,433
5.625% 9/1/14	230,000	247,492
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	4,600,000	4,824,986
Dawson Ridge Metropolitan District #1:
Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (e)	1,200,000	715,332
Series B, 0% 10/1/22 (Escrowed to Maturity) (e)	2,000,000	922,320
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	1,200,000	1,296,228
Mesa County Residual Rev. 0% 12/1/11 (Escrowed to Maturity) (e)	2,275,000	1,824,027
		12,455,337
Connecticut - 0.8%
Connecticut Health & Edl. Facilities Auth. Rev. (Loomis Chaffee School Proj.) 5.25% 7/1/28 (AMBAC Insured)	1,760,000	1,960,974
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	3,350,000	3,352,647
		5,313,621
District Of Columbia - 1.9%
District of Columbia Gen. Oblig.:
Series A, 6% 6/1/07 (Escrowed to Maturity) (e)	10,000	10,189
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - continued
District of Columbia Gen. Oblig.: - continued
Series B:
0% 6/1/12 (MBIA Insured)	$ 1,200,000	$ 934,884
5.25% 6/1/26 (FSA Insured)	6,000,000	6,212,220
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,490,000	1,581,948
(Georgetown Univ. Proj.) Series A, 5.95% 4/1/14 (MBIA Insured)	2,000,000	2,103,380
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	2,500,000	2,588,850
		13,431,471
Florida - 1.5%
Flagler County School Board Ctfs. Series A, 5% 8/1/12 (FSA Insured)	1,000,000	1,049,570
Florida Board of Ed. Cap. Outlay Series B, 5.5% 6/1/16 (FGIC Insured)	1,000,000	1,082,460
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,054,540
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series B, 5% 11/15/14	1,000,000	1,041,210
3.95%, tender 9/1/12 (c)	2,100,000	2,059,890
5%, tender 11/16/09 (c)	1,800,000	1,849,230
JEA Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	1,000,000	1,025,370
Miami-Dade County Aviation Rev. Series A, 5% 10/1/38 (CIFG North America Insured) (d)	1,000,000	1,015,360
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (MBIA Insured)	500,000	524,155
		10,701,785
Georgia - 2.5%
Atlanta Arpt. Rev. Series F, 5.25% 1/1/13 (FSA Insured) (d)	1,000,000	1,060,750
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	2,400,000	2,461,776
5% 11/1/43 (FSA Insured)	9,070,000	9,272,261
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	2,200,000	2,319,218
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (e)	1,100,000	533,489
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Richmond County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	$ 1,190,000	$ 577,138
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	2,500,000	1,212,475
		17,437,107
Hawaii - 0.4%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/11 (FGIC Insured) (d)	1,300,000	1,520,870
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (MBIA Insured) (d)	1,250,000	1,330,425
		2,851,295
Illinois - 10.4%
Chicago Board of Ed.:
(Westinghouse High School Proj.) Series C, 5.25% 12/1/19 (MBIA Insured)	1,300,000	1,386,788
Series A:
0% 12/1/16 (FGIC Insured)	1,300,000	817,687
5.5% 12/1/27 (AMBAC Insured)	1,000,000	1,140,600
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	6,125,000	4,021,798
0% 1/1/24 (FGIC Insured)	6,110,000	2,675,325
(Neighborhoods Alive 21 Prog.) 5% 1/1/43 (AMBAC Insured)	1,000,000	1,014,170
Series A:
5% 1/1/41 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000,000	1,047,140
5% 1/1/42 (AMBAC Insured)	1,700,000	1,727,744
5.25% 1/1/33 (MBIA Insured)	1,070,000	1,108,638
5.25% 1/1/33 (Pre-Refunded to 1/1/11 @ 101) (e)	30,000	32,017
5.5% 1/1/38 (MBIA Insured)	255,000	269,489
5.5% 1/1/38 (Pre-Refunded to 1/1/11 @ 101) (e)	10,000	10,773
5.5% 1/1/40 (FGIC Insured)	525,000	552,074
Chicago Midway Arpt. Rev. Series B, 6% 1/1/09 (MBIA Insured) (d)	300,000	305,265
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5.5% 1/1/16 (AMBAC Insured) (d)	900,000	923,661
6.25% 1/1/09 (AMBAC Insured) (d)	3,325,000	3,423,021
Series B, 5.25% 1/1/14 (FGIC Insured)	1,000,000	1,076,790
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
5.5% 1/1/09 (AMBAC Insured) (d)	$ 1,250,000	$ 1,292,350
Chicago Park District Series A, 5.5% 1/1/19 (FGIC Insured)	155,000	163,861
Coles, Cumberland, Moultrie & Shelby Counties Cmnty. Unit School District #2, Mattoon 5.8% 2/1/17 (Pre-Refunded to 2/1/11 @ 100) (e)	1,000,000	1,082,350
Cook County Gen. Oblig. Series C, 5% 11/15/25 (AMBAC Insured)	1,100,000	1,130,349
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,470,369
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	1,500,000	1,589,610
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (c)(d)	2,810,000	2,783,698
Illinois Dev. Fin. Auth. Retirement 0% 7/15/23 (Escrowed to Maturity) (e)	2,900,000	1,283,540
Illinois Gen. Oblig.:
First Series:
5.5% 8/1/19 (MBIA Insured)	2,500,000	2,695,350
5.75% 12/1/18 (MBIA Insured)	1,000,000	1,069,260
Series 2006, 5.5% 1/1/31	1,000,000	1,150,440
5.5% 4/1/17 (MBIA Insured)	1,000,000	1,051,950
5.6% 4/1/21 (MBIA Insured)	1,000,000	1,052,890
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	3,168,420
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,176,503
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,058,980
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (e)	1,500,000	1,687,725
Illinois Sales Tax Rev.:
First Series 2001, 5.5% 6/15/13	3,250,000	3,475,355
6% 6/15/20	600,000	643,452
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured)	2,600,000	2,675,660
Joliet School District #86 Gen. Oblig. Cap. Appreciation 0% 11/1/19 (FSA Insured)	2,000,000	1,089,400
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	1,805,000	930,297
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,956,927
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	$ 3,300,000	$ 3,578,454
Series A:
0% 6/15/16 (FGIC Insured)	2,370,000	1,527,773
0% 6/15/19 (MBIA Insured)	3,710,000	2,056,156
0% 6/15/22 (MBIA Insured)	1,060,000	501,730
0% 12/15/24 (MBIA Insured)	3,090,000	1,283,771
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (MBIA Insured)	60,000	65,763
Univ. of Illinois Auxiliary Facilities Sys. Rev. 0% 4/1/15 (MBIA Insured)	3,700,000	2,533,686
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000,000	695,970
		72,455,019
Indiana - 3.1%
Crown Point Multi-School Bldg. Corp. 5% 1/15/20 (FGIC Insured)	1,260,000	1,320,152
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (MBIA Insured)	1,790,000	1,933,128
Hamilton Heights School Bldg. Corp. 5.25% 7/15/17 (FSA Insured)	1,910,000	2,077,545
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	2,600,000	3,132,090
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint Francis Health Svc. Proj.) 5.5% 11/1/31 (Pre-Refunded to 11/1/11 @ 101) (e)	1,500,000	1,633,185
Indiana Trans. Fin. Auth. Hwy. Series A, 0% 6/1/17 (AMBAC Insured)	1,000,000	615,680
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09 (AMBAC Insured)	1,600,000	1,420,656
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (d)	1,000,000	1,043,440
Muncie School Bldg. Corp. 5.25% 7/10/13 (MBIA Insured)	1,670,000	1,800,544
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	770,214
Petersburg Poll. Cont. Rev. 5.95% 12/1/29 (d)	2,000,000	2,116,620
Portage Township Multi-School Bldg. Corp. 5.25% 7/15/26 (MBIA Insured)	1,195,000	1,262,207
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	$ 1,000,000	$ 1,010,690
South Harrison School Bldg. Corp. Series A, 5.25% 1/15/25 (FSA Insured)	1,150,000	1,215,838
		21,351,989
Iowa - 0.9%
Iowa Fin. Auth. Hosp. Facilities Rev. 5.875% 2/15/30 (Pre-Refunded to 2/15/10 @ 101) (e)	1,870,000	2,015,449
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)	4,000,000	4,221,680
		6,237,129
Kansas - 1.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (c)	1,000,000	1,008,720
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	353,871
5.25% 11/15/16	955,000	1,005,090
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	1,500,000	1,626,465
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5% 12/1/13 (MBIA Insured)	2,390,000	2,455,104
5% 12/1/14 (MBIA Insured)	500,000	513,620
5.25% 12/1/09 (MBIA Insured)	1,420,000	1,467,669
5.25% 12/1/11 (MBIA Insured)	1,750,000	1,807,820
Lawrence Hosp. Rev. 5.25% 7/1/18 (b)	1,000,000	1,053,670
		11,292,029
Kentucky - 0.3%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	2,170,000	2,304,301
Louisiana - 0.4%
Louisiana Military Dept. 5% 8/1/14 (b)	1,730,000	1,789,893
New Orleans Gen. Oblig. 0% 9/1/15 (AMBAC Insured)	700,000	459,144
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	420,000	436,502
		2,685,539
Municipal Bonds - continued
	Principal Amount	Value
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. 5.25% 7/1/30 (FSA Insured)	$ 1,000,000	$ 1,055,550
Maryland - 0.4%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (e)	1,665,000	1,804,177
5.75% 7/1/13 (Escrowed to Maturity) (e)	1,015,000	1,099,844
		2,904,021
Massachusetts - 4.6%
Massachusetts Bay Trans. Auth. Series A, 5% 7/1/31	2,000,000	2,065,260
Massachusetts Gen. Oblig.:
Series 2005 A, 5% 3/1/22	3,500,000	3,640,945
Series 2005 C, 5.25% 9/1/23	2,800,000	2,991,576
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (e)	1,000,000	1,062,960
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	2,000,000	2,156,800
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (e)	1,200,000	1,294,080
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	500,000	500,365
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	800,000	737,792
0% 8/1/10	4,500,000	3,784,860
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/23 (FSA Insured)	5,000,000	5,217,750
5% 8/15/30 (FSA Insured)	4,500,000	4,662,045
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	10,000	10,404
Springfield Gen. Oblig. 5% 8/1/20 (MBIA Insured)	3,335,000	3,497,448
		31,622,285
Michigan - 1.2%
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (Pre-Refunded to 7/1/11 @ 100) (e)	1,065,000	1,134,044
Ferris State Univ. Rev. 5% 10/1/19 (MBIA Insured)	1,440,000	1,501,632
Michigan Hosp. Fin. Auth. Hosp. Rev. (McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	2,000,000	2,038,140
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	$ 2,310,000	$ 2,428,226
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,042,360
		8,144,402
Minnesota - 1.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	1,800,000	1,805,364
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2001 C, 5.25% 1/1/32 (FGIC Insured)	1,000,000	1,038,580
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	1,000,000	1,085,210
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	590,000	613,034
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,141,260
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,436,526
Series 2003 11, 5.25% 12/1/18	1,000,000	1,061,690
		9,181,664
Missouri - 0.2%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,010,000	1,063,156
Montana - 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (c)	1,500,000	1,535,700
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,031,400
		2,567,100
Nevada - 0.9%
Clark County Arpt. Rev. Series C, 5.375% 7/1/22 (AMBAC Insured) (d)	1,000,000	1,044,190
Clark County School District:
Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (e)	1,000,000	1,078,810
Series F, 5.375% 6/15/11 (FSA Insured)	1,800,000	1,919,034
Municipal Bonds - continued
	Principal Amount	Value
Nevada - continued
Las Vegas Valley Wtr. District Series B:
5.25% 6/1/16 (MBIA Insured)	$ 1,000,000	$ 1,065,760
5.25% 6/1/17 (MBIA Insured)	1,000,000	1,062,890
		6,170,684
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(d)	1,000,000	978,160
New Jersey - 3.2%
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19 (AMBAC Insured)	1,500,000	1,681,470
Series 2005 O:
5.25% 3/1/23	2,000,000	2,121,760
5.25% 3/1/26	915,000	966,688
Series O:
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,068,990
5.25% 3/1/25	1,500,000	1,585,830
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	900,000	937,584
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/34 (FSA Insured)	700,000	177,793
Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	439,348
North Hudson Swr. Auth. Swr. Rev. Series A, 5.25% 8/1/17 (FGIC Insured)	2,000,000	2,133,180
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	1,990,000	1,986,557
6.125% 6/1/24	3,500,000	3,735,340
6.125% 6/1/42	1,600,000	1,695,360
6.375% 6/1/32	1,400,000	1,520,974
6.75% 6/1/39	835,000	930,299
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,085,860
		22,067,033
New Mexico - 1.1%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (d)	3,970,000	4,135,509
6.75% 7/1/09 (AMBAC Insured) (d)	450,000	481,622
Municipal Bonds - continued
	Principal Amount	Value
New Mexico - continued
Albuquerque Arpt. Rev.: - continued
6.75% 7/1/11 (AMBAC Insured) (d)	$ 1,805,000	$ 1,995,464
New Mexico Edl. Assistance Foundation Student Ln. Rev. Series IV A2, 6.65% 3/1/07	1,000,000	1,011,720
		7,624,315
New York - 10.9%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	1,500,000	1,650,000
5.75% 5/1/21 (FSA Insured)	1,200,000	1,302,264
Series 2004:
5.75% 5/1/21 (FSA Insured)	4,900,000	5,452,132
5.75% 5/1/25 (FSA Insured)	600,000	665,082
Long Island Pwr. Auth. Elec. Sys. Rev. 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,457,274
Metropolitan Trans. Auth. Rev.:
Series A, 5.75% 11/15/32	4,300,000	4,657,029
Series F, 5.25% 11/15/27 (MBIA Insured)	500,000	530,400
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	1,000,000	1,000,860
New York City Gen. Oblig.:
Series 2003 I, 5.75% 3/1/16	715,000	781,531
Series 2005 G:
5% 8/1/14	3,600,000	3,801,348
5% 8/1/15	1,000,000	1,057,880
Series A, 5.25% 11/1/14 (MBIA Insured)	600,000	642,060
Series C, 5.75% 3/15/27 (FSA Insured)	135,000	145,646
Series J, 5.5% 6/1/19	1,100,000	1,180,003
Subseries 2005 F1, 5.25% 9/1/14	1,200,000	1,288,068
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (d)	705,000	715,906
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/09 (d)	1,000,000	1,018,590
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	500,000	518,275
Series A, 5.125% 6/15/34 (MBIA Insured)	2,000,000	2,073,100
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	1,000,000	1,042,090
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	$ 1,500,000	$ 1,615,155
Series C, 7.5% 7/1/10	360,000	387,475
(The Jamaica Hosp. Proj.) Series F, 5.2% 2/15/14 (MBIA Insured)	6,150,000	6,387,452
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	1,000,000	1,094,100
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	870,000	890,967
4.875% 6/15/20	795,000	812,864
5% 6/15/15	305,000	314,254
New York State Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	1,600,000	1,712,688
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	305,000	329,077
New York Transitional Fin. Auth. Rev.:
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,034,080
Series A:
5.75% 2/15/16	10,000	10,709
6% 11/1/28 (a)	2,000,000	2,192,360
Series B, 5.25% 2/1/29 (a)	2,000,000	2,110,320
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,598,565
Tobacco Settlement Fing. Corp.:
Series 2003 C1, 5.5% 6/1/19	1,400,000	1,500,968
Series A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,058,670
5.25% 6/1/22 (AMBAC Insured)	950,000	1,004,578
5.5% 6/1/14	1,200,000	1,250,544
5.5% 6/1/16	4,700,000	4,942,520
Series C1:
5.5% 6/1/14	400,000	416,848
5.5% 6/1/15	1,500,000	1,577,940
5.5% 6/1/16	1,000,000	1,063,850
5.5% 6/1/17	1,300,000	1,377,155
5.5% 6/1/18	1,800,000	1,921,662
5.5% 6/1/21	5,000,000	5,339,250
5.5% 6/1/22	1,300,000	1,385,826
TSASC, Inc. Rev. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	1,155,000	1,231,877
		75,541,292
Municipal Bonds - continued
	Principal Amount	Value
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (d)	$ 500,000	$ 512,660
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (d)	1,400,000	1,573,684
		2,086,344
North Carolina - 2.1%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,021,380
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,285,330
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A:
5.125% 10/1/41	1,745,000	1,789,777
5.125% 7/1/42	5,155,000	5,309,598
5.25% 7/1/42	1,300,000	1,351,168
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,575,000	1,660,491
Series D, 6.7% 1/1/19	1,115,000	1,211,983
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,043,140
		14,672,867
Ohio - 0.4%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series B, 8.875% 8/1/08 (d)	1,005,000	1,007,432
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (e)	1,500,000	1,622,880
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	445,088
		3,075,400
Oklahoma - 1.6%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.25% 10/1/29 (FGIC Insured)	1,000,000	1,063,460
5.5% 10/1/21 (FGIC Insured)	1,695,000	1,848,906
Oklahoma Industries Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A:
5.75% 8/15/29 (MBIA Insured)	865,000	909,919
5.75% 8/15/29 (Pre-Refunded to 8/15/09 @ 101) (e)	635,000	675,062
6% 8/15/19 (MBIA Insured)	1,740,000	1,855,432
Municipal Bonds - continued
	Principal Amount	Value
Oklahoma - continued
Oklahoma Industries Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A: - continued
6% 8/15/19 (Pre-Refunded to 8/15/09 @ 101) (e)	$ 1,260,000	$ 1,348,439
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	3,000,000	3,187,410
		10,888,628
Oregon - 0.4%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (AMBAC Insured)	1,715,000	1,845,494
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,121,800
		2,967,294
Pennsylvania - 2.7%
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,368,813
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,068,030
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,720,909
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,748,220
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,117,554
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (d)	2,000,000	2,143,680
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(d)	500,000	497,710
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	3,065,000	3,273,788
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,479,650
		18,418,354
Puerto Rico - 1.1%
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (e)	745,000	791,019
Series C, 5.5% 7/1/20 (FGIC Insured)	2,000,000	2,249,240
Puerto Rico Govt. Dev. Bank:
Series B, 5% 12/1/12	2,500,000	2,598,700
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Govt. Dev. Bank: - continued
Series C, 5.25% 1/1/15 (d)	$ 1,000,000	$ 1,042,040
5% 12/1/10	1,000,000	1,030,100
		7,711,099
Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,066,580
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (d)	4,000,000	4,502,440
		5,569,020
South Carolina - 1.3%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	3,946,913
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,062,472
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (e)	1,000,000	1,154,240
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured)	1,000,000	1,060,030
Series A, 5.5% 1/1/16 (FGIC Insured)	1,000,000	1,107,540
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	545,000	582,262
		8,913,457
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/13	1,000,000	1,051,480
5% 12/15/15	1,500,000	1,578,990
5% 12/15/16	1,500,000	1,579,305
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Hosp. Proj.) 6.5% 9/1/26 (Pre-Refunded to 9/1/12 @ 100) (e)	1,120,000	1,277,483
		5,487,258
Texas - 15.2%
Abilene Independent School District 5% 2/15/19	1,090,000	1,140,827
Aldine Independent School District 5.5% 2/15/13	3,150,000	3,360,231
Aledo Independent School District Series A, 5.125% 2/15/33	1,000,000	1,032,420
Austin Cmnty. College District 5.5% 8/1/34	1,000,000	1,081,860
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Austin Independent School District 5.25% 8/1/14	$ 1,000,000	$ 1,081,960
Austin Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,001,819
Austin Wtr. & Wastewtr. Sys. Rev. 5% 11/15/12 (MBIA Insured) (b)	1,000,000	1,058,430
Boerne Independent School District 5.25% 2/1/35	1,500,000	1,568,760
Canyon Independent School District Series A, 5.5% 2/15/18	1,575,000	1,705,867
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,080,430
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,052,971
Cypress-Fairbanks Independent School District Series A:
0% 2/15/14	3,200,000	2,312,256
0% 2/15/16	1,400,000	915,110
Dallas Fort Worth Int'l. Arpt. Rev. Series A, 5.25% 11/1/12 (MBIA Insured) (d)	1,000,000	1,058,210
Fort Worth Wtr. & Swr. Rev. 5% 2/15/16 (FSA Insured)	1,000,000	1,053,830
Garland Independent School District 5.5% 2/15/19	2,500,000	2,618,200
Grand Prairie Independent School District 5.375% 2/15/16 (FSA Insured)	1,000,000	1,074,190
Grapevine Gen. Oblig. 5.75% 8/15/18 (Pre-Refunded to 8/15/10 @ 100) (e)	1,250,000	1,341,788
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (MBIA Insured)	1,000,000	1,057,710
Harris County Gen. Oblig.:
Series A, 5.25% 8/15/35 (FSA Insured)	1,600,000	1,667,136
0% 10/1/17 (MBIA Insured)	2,500,000	1,511,425
0% 8/15/24 (MBIA Insured)	1,000,000	418,440
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.):
Series 2001 A, 5.5% 2/15/12 (Pre-Refunded to 8/15/11 @ 100) (e)	1,000,000	1,075,310
5.75% 2/15/21 (Pre-Refunded to 8/15/12 @ 100) (e)	1,310,000	1,440,633
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,036,940
Houston Arpt. Sys. Rev.:
Series A, 5.625% 7/1/19 (FSA Insured) (d)	1,000,000	1,060,970
Series B, 5.5% 7/1/30 (FSA Insured)	1,400,000	1,472,170
Houston Independent School District 0% 8/15/13	1,300,000	963,144
Humble Independent School District:
Series 2005 B, 5.25% 2/15/20 (FGIC Insured)	1,800,000	1,923,696
0% 2/15/17	1,000,000	624,500
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Hurst Euless Bedford Independent School District 0% 8/15/11	$ 1,000,000	$ 812,830
Kennedale Independent School District 5.5% 2/15/29	1,100,000	1,183,424
Lewisville Independent School District 0% 8/15/19	2,340,000	1,282,086
Los Fresnos Independent School District 5.75% 8/15/13 (Pre-Refunded to 8/15/10 @ 100) (e)	1,040,000	1,116,367
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,064,970
Mansfield Independent School District:
5.375% 2/15/26	1,000,000	1,049,710
5.5% 2/15/17	2,000,000	2,149,620
Mesquite Independent School District 3.65%, tender 12/1/08 (Liquidity Facility JPMorgan Chase Bank) (c)	1,000,000	1,000,000
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,069,058
Mount Pleasant Independent School District 5.5% 2/15/22	2,590,000	2,743,691
North Central Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,319,913
Northside Independent School District 5.5% 2/15/15	940,000	1,001,128
Northwest Texas Independent School District 5.5% 8/15/21	3,185,000	3,425,022
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (c)(d)	4,645,000	4,892,718
San Antonio Elec. & Gas Sys. Rev.:
Series B, 0% 2/1/09 (Escrowed to Maturity) (e)	2,100,000	1,905,246
3.55%, tender 12/1/07 (c)	1,500,000	1,494,165
5.5% 2/1/20 (Pre-Refunded to 2/1/07 @ 101) (e)	75,000	76,391
San Marcos Consolidated Independent School District:
5% 8/1/14	1,145,000	1,219,459
5% 8/1/20	1,525,000	1,588,196
5.125% 8/1/29	1,900,000	1,972,523
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/14 (AMBAC Insured)	2,245,000	2,441,191
Spring Branch Independent School District 5.375% 2/1/18	1,000,000	1,058,580
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	1,000,000	1,024,240
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,715,000	3,840,745
0% 9/1/11 (Escrowed to Maturity) (e)	35,000	28,496
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Muni. Pwr. Agcy. Rev.: - continued
0% 9/1/15 (MBIA Insured)	$ 1,100,000	$ 738,353
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	825,000	850,352
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	4,050,000	4,285,953
5.75% 8/15/38 (AMBAC Insured)	3,775,000	4,077,680
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,042,740
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (e)	4,000,000	4,336,200
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/15 (MBIA Insured)	1,860,000	1,983,169
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27	1,000,000	1,060,550
White Settlement Independent School District 5.75% 8/15/34	1,440,000	1,555,459
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35,000	37,142
Willis Independent School District 5% 2/15/14	1,300,000	1,380,340
Ysleta Independent School District 0% 8/15/09	4,065,000	3,594,151
		105,493,091
Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6.5% 7/1/09 (AMBAC Insured)	365,000	391,174
6.5% 7/1/09 (Escrowed to Maturity) (e)	635,000	682,892
Series B, 5.75% 7/1/16 (MBIA Insured)	1,025,000	1,062,782
Salt Lake City School District Series B, 5% 3/1/12	1,380,000	1,462,496
		3,599,344
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,086,220
Series A, 5.75% 12/1/18 (AMBAC Insured)	400,000	429,588
		1,515,808
Municipal Bonds - continued
	Principal Amount	Value
Washington - 7.4%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	$ 1,000,000	$ 610,490
0% 6/1/29 (MBIA Insured)	2,000,000	653,580
Clark County School District #114, Evergreen 5.375% 12/1/14 (FSA Insured)	3,040,000	3,268,274
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/15	1,000,000	1,063,510
Series B, 6% 7/1/17 (MBIA Insured)	4,000,000	4,406,240
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (d)	1,715,000	1,795,468
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (FGIC Insured) (d)	1,950,000	2,020,980
King County Swr. Rev. Series B:
5.125% 1/1/33 (FSA Insured)	2,800,000	2,897,272
5.5% 1/1/21 (FSA Insured)	1,615,000	1,723,270
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (d)	3,000,000	3,103,650
Spokane County School District #81 5.25% 12/1/18 (FSA Insured)	1,000,000	1,062,930
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,055,100
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (MBIA Insured)	1,000,000	1,094,260
Tumwater School District #33, Thurston County Series 1996 B, 0% 12/1/10 (FGIC Insured)	4,000,000	3,361,360
Washington Gen. Oblig.:
Series 2001 C, 5.25% 1/1/16	1,000,000	1,054,190
Series C, 5.25% 1/1/26 (FSA Insured)	1,000,000	1,049,230
Series R 97A, 0% 7/1/19 (MBIA Insured)	1,200,000	662,040
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,000,000	3,196,290
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,211,831
		51,289,965
Wisconsin - 1.2%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	845,000	897,998
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	335,000	357,445
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	$ 65,000	$ 69,128
5.5% 3/1/17 (Pre-Refunded to 3/1/12 @ 100) (e)	1,095,000	1,186,027
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	1,500,000	1,590,270
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/16	1,000,000	1,053,540
5.75% 8/15/30	1,500,000	1,586,775
6.25% 8/15/22	600,000	653,148
Series A, 5.375% 2/15/34	1,000,000	1,023,570
		8,417,901
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $675,433,245)	689,376,000
NET OTHER ASSETS - 0.6%	4,261,828
NET ASSETS - 100%	$ 693,637,828
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $675,120,764. Net unrealized appreciation aggregated $14,255,236, of which $17,742,736 related to appreciated investment securities and $3,487,500 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Short
Fixed-Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

1.804867.102

SFI-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 5.74% 3/13/09 (f)	$ 2,650,000	$ 2,652,759
Household Durables - 0.4%
Whirlpool Corp. 6.125% 6/15/11	4,500,000	4,517,469
Media - 2.5%
AOL Time Warner, Inc. 6.75% 4/15/11	3,000,000	3,087,279
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	2,350,000	2,356,159
Continental Cablevision, Inc. 9% 9/1/08	3,400,000	3,620,507
Cox Communications, Inc.:
3.875% 10/1/08	3,655,000	3,515,697
6.4% 8/1/08	795,000	802,079
7.75% 8/15/06	2,600,000	2,601,326
Hearst-Argyle Television, Inc. 7% 11/15/07	1,500,000	1,514,217
Liberty Media Corp.:
6.8294% 9/17/06 (f)	3,203,000	3,207,068
7.75% 7/15/09	2,350,000	2,443,833
Time Warner Entertainment Co. LP 7.25% 9/1/08	3,145,000	3,242,338
Univision Communications, Inc.:
3.5% 10/15/07	535,000	517,547
3.875% 10/15/08	2,600,000	2,469,009
Viacom, Inc. 5.75% 4/30/11 (c)	3,470,000	3,405,337
		32,782,396
TOTAL CONSUMER DISCRETIONARY		39,952,624
CONSUMER STAPLES - 0.5%
Food Products - 0.4%
H.J. Heinz Co. 6.428% 12/1/08 (c)(f)	1,515,000	1,540,573
Kraft Foods, Inc. 5.25% 6/1/07	3,265,000	3,250,405
		4,790,978
Tobacco - 0.1%
Altria Group, Inc. 5.625% 11/4/08	2,000,000	2,003,290
TOTAL CONSUMER STAPLES		6,794,268
ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	1,335,000	1,307,163
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.8%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	$ 1,865,000	$ 1,812,789
Delek & Avner Yam Tethys Ltd. 5.326% 8/1/13 (c)	2,133,544	2,070,114
Duke Capital LLC:
4.37% 3/1/09	2,045,000	1,981,182
7.5% 10/1/09	2,700,000	2,847,663
Enterprise Products Operating LP:
4% 10/15/07	2,775,000	2,716,112
4.625% 10/15/09	3,070,000	2,961,362
Kinder Morgan Energy Partners LP:
5.35% 8/15/07	1,400,000	1,384,649
6.3% 2/1/09	435,000	438,792
Pemex Project Funding Master Trust 6.125% 8/15/08	4,535,000	4,544,070
Petroleum Export Ltd.:
4.623% 6/15/10 (c)	1,346,667	1,322,400
4.633% 6/15/10 (c)	808,889	794,313
		22,873,446
TOTAL ENERGY		24,180,609
FINANCIALS - 7.4%
Capital Markets - 0.5%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	2,750,000	2,659,366
4.25% 9/4/12 (f)	1,285,000	1,268,936
Lehman Brothers Holdings E-Capital Trust I 5.9538% 8/19/65 (f)	1,030,000	1,030,534
Lehman Brothers Holdings, Inc. 4% 1/22/08	195,000	190,928
Merrill Lynch & Co., Inc. 3.7% 4/21/08	1,400,000	1,359,543
		6,509,307
Commercial Banks - 0.5%
Bank One Corp. 6% 8/1/08	975,000	984,278
Corporacion Andina de Fomento yankee 7.25% 3/1/07	965,000	972,517
Korea Development Bank:
3.875% 3/2/09	2,700,000	2,592,111
4.75% 7/20/09	1,500,000	1,467,305
		6,016,211
Consumer Finance - 1.0%
American General Finance Corp. 4.5% 11/15/07	1,115,000	1,101,394
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Household Finance Corp.:
4.125% 12/15/08	$ 705,000	$ 684,445
4.75% 5/15/09	1,563,000	1,534,281
6.4% 6/17/08	2,780,000	2,824,816
Household International, Inc. 5.836% 2/15/08	2,025,000	2,035,125
HSBC Finance Corp. 4.125% 3/11/08	3,435,000	3,366,681
MBNA Capital I 8.278% 12/1/26	1,200,000	1,256,852
		12,803,594
Diversified Financial Services - 1.1%
Aspetuck Trust 5.7869% 10/16/06 (f)(i)	3,235,000	3,237,135
Bank of America Corp. 7.4% 1/15/11	275,000	294,699
CC Funding Trust I 6.9% 2/16/07	2,040,000	2,052,407
Iberbond 2004 PLC 4.826% 12/24/17 (i)	2,941,077	2,816,650
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (f)	185,000	178,063
ILFC E-Capital Trust I 5.9% 12/21/65 (c)(f)	1,755,000	1,736,437
J.P. Morgan & Co., Inc. 6.25% 1/15/09	1,075,000	1,090,391
Keycorp Institutional Capital B 8.25% 12/15/26	1,930,000	2,021,870
Prime Property Funding II 6.25% 5/15/07 (c)	1,000,000	1,000,382
		14,428,034
Insurance - 0.6%
The Chubb Corp. 4.934% 11/16/07	4,000,000	3,969,232
The St. Paul Travelers Companies, Inc.:
5.01% 8/16/07	1,905,000	1,885,158
5.75% 3/15/07	1,070,000	1,071,280
Travelers Property Casualty Corp. 3.75% 3/15/08	530,000	516,409
		7,442,079
Real Estate Investment Trusts - 2.6%
Arden Realty LP 8.5% 11/15/10	2,050,000	2,278,350
AvalonBay Communities, Inc. 5% 8/1/07	915,000	902,954
Brandywine Operating Partnership LP:
4.5% 11/1/09	2,445,000	2,348,132
5.625% 12/15/10	1,845,000	1,822,087
BRE Properties, Inc.:
5.95% 3/15/07	575,000	576,204
7.2% 6/15/07	1,775,000	1,791,745
Camden Property Trust:
4.375% 1/15/10	1,385,000	1,333,018
5.875% 6/1/07	580,000	581,172
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Colonial Properties Trust:
4.75% 2/1/10	$ 1,330,000	$ 1,281,968
7% 7/14/07	1,260,000	1,272,970
Developers Diversified Realty Corp.:
3.875% 1/30/09	2,410,000	2,307,551
5% 5/3/10	1,310,000	1,278,065
7% 3/19/07	2,095,000	2,112,250
iStar Financial, Inc. 6.55% 3/12/07 (f)	3,120,000	3,139,734
JDN Realty Corp. 6.95% 8/1/07	855,000	854,366
Simon Property Group LP:
4.6% 6/15/10	1,130,000	1,090,742
4.875% 8/15/10	2,460,000	2,399,464
6.875% 11/15/06	3,785,000	3,795,961
Tanger Properties LP 9.125% 2/15/08	2,295,000	2,392,538
		33,559,271
Real Estate Management & Development - 0.4%
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	1,465,000	1,482,477
EOP Operating LP:
4.65% 10/1/10	1,250,000	1,195,261
6.763% 6/15/07	1,625,000	1,638,852
7.75% 11/15/07	1,650,000	1,691,659
		6,008,249
Thrifts & Mortgage Finance - 0.7%
Countrywide Home Loans, Inc.:
5.5% 8/1/06	1,290,000	1,290,000
5.625% 5/15/07	745,000	745,018
Residential Capital Corp. 6.875% 6/29/07 (f)	3,960,000	3,979,970
Washington Mutual, Inc. 4.375% 1/15/08	2,700,000	2,652,305
		8,667,293
TOTAL FINANCIALS		95,434,038
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 4.079% 11/16/06	2,900,000	2,887,371
Air Freight & Logistics - 0.0%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	33,276	33,318
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - 1.2%
America West Airlines pass thru Trust 7.33% 7/2/08	$ 2,096,702	$ 2,107,185
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	460,792	466,245
6.978% 10/1/12	102,074	104,388
7.024% 4/15/11	2,000,000	2,020,000
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	4,015,000	4,020,785
7.056% 3/15/11	355,000	364,141
United Airlines pass thru certificates:
6.071% 9/1/14	1,338,200	1,339,873
6.201% 3/1/10	1,084,358	1,076,225
6.602% 9/1/13	2,602,217	2,605,891
7.186% 10/1/12	2,000,000	2,015,000
		16,119,733
Industrial Conglomerates - 0.3%
Tyco International Group SA yankee 5.8% 8/1/06	3,360,000	3,360,000
TOTAL INDUSTRIALS		22,400,422
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Motorola, Inc. 4.608% 11/16/07	6,000,000	5,934,144
MATERIALS - 0.2%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (c)	855,000	881,890
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	1,465,000	1,415,676
TOTAL MATERIALS		2,297,566
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.4%
Ameritech Capital Funding Corp. 6.25% 5/18/09	1,765,000	1,781,656
AT&T Corp. 6% 3/15/09	3,720,000	3,757,818
BellSouth Corp. 4.2% 9/15/09	1,775,000	1,703,414
Deutsche Telekom International Finance BV 5.375% 3/23/11	4,000,000	3,917,596
Sprint Capital Corp. 6% 1/15/07	3,240,000	3,245,923
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA:
4% 11/15/08	$ 3,690,000	$ 3,556,134
4% 1/15/10	3,450,000	3,247,250
Telefonica Emisiones SAU 5.984% 6/20/11	5,000,000	5,022,025
Telefonos de Mexico SA de CV:
4.5% 11/19/08	3,260,000	3,166,722
4.75% 1/27/10	3,355,000	3,236,391
TELUS Corp. yankee 7.5% 6/1/07	4,220,000	4,283,937
Verizon Global Funding Corp.:
6.125% 6/15/07	2,140,000	2,150,152
7.25% 12/1/10	4,205,000	4,443,659
		43,512,677
Wireless Telecommunication Services - 0.8%
ALLTEL Corp. 4.656% 5/17/07	2,896,000	2,884,804
America Movil SA de CV 4.125% 3/1/09	3,925,000	3,767,976
Vodafone Group PLC 5.5% 6/15/11	4,000,000	3,939,972
		10,592,752
TOTAL TELECOMMUNICATION SERVICES		54,105,429
UTILITIES - 4.0%
Electric Utilities - 2.1%
American Electric Power Co., Inc. 4.709% 8/16/07	3,685,000	3,650,777
Entergy Corp. 7.75% 12/15/09 (c)	2,500,000	2,635,000
Exelon Corp. 4.45% 6/15/10	3,750,000	3,594,533
FirstEnergy Corp. 5.5% 11/15/06	3,058,000	3,056,862
Monongahela Power Co. 5% 10/1/06	2,015,000	2,012,383
Pepco Holdings, Inc.:
4% 5/15/10	1,125,000	1,056,754
5.5% 8/15/07	3,995,000	3,990,274
Progress Energy, Inc.:
5.85% 10/30/08	1,025,000	1,029,862
7.1% 3/1/11	4,645,000	4,907,902
Southwestern Public Service Co. 5.125% 11/1/06	650,000	649,113
TXU Energy Co. LLC 6.125% 3/15/08	935,000	939,596
		27,523,056
Gas Utilities - 0.1%
NiSource Finance Corp. 3.2% 11/1/06	1,085,000	1,078,310
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc.:
6.125% 9/1/09	$ 3,035,000	$ 3,070,176
6.35% 4/1/07	3,025,000	3,037,345
Duke Capital LLC 4.331% 11/16/06	1,630,000	1,622,843
TXU Corp. 4.8% 11/15/09	1,500,000	1,432,500
		9,162,864
Multi-Utilities - 1.1%
Dominion Resources, Inc. 4.125% 2/15/08	2,610,000	2,554,245
DTE Energy Co. 5.63% 8/16/07	2,965,000	2,962,385
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	705,000	697,583
NiSource, Inc. 3.628% 11/1/06	1,565,000	1,556,521
PSEG Funding Trust I 5.381% 11/16/07	3,575,000	3,559,974
Sempra Energy:
4.621% 5/17/07	2,495,000	2,476,879
4.75% 5/15/09	1,055,000	1,031,992
		14,839,579
TOTAL UTILITIES		52,603,809
TOTAL NONCONVERTIBLE BONDS (Cost $307,550,870)		303,702,909
U.S. Government and Government Agency Obligations - 17.3%

U.S. Government Agency Obligations - 6.1%
Fannie Mae:
3.25% 8/15/08	6,089,000	5,856,510
3.25% 2/15/09	13,000,000	12,395,734
5.25% 6/15/08 (b)	46,800,000	46,782,590
Freddie Mac 2.7% 3/16/07	14,000,000	13,761,020
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		78,795,854
U.S. Treasury Inflation Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09	11,728,320	12,141,475
U.S. Treasury Obligations - 10.3%
U.S. Treasury Bonds 12% 8/15/13	10,526,000	11,953,178
U.S. Treasury Notes:
3.375% 2/15/08 (b)	47,000,000	45,850,709
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.75% 5/15/08 (e)	$ 64,895,000	$ 63,526,105
4.375% 11/15/08	12,000,000	11,850,000
TOTAL U.S. TREASURY OBLIGATIONS		133,179,992
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $227,344,258)		224,117,321
U.S. Government Agency - Mortgage Securities - 9.8%

Fannie Mae - 7.6%
3.732% 1/1/35 (f)	269,457	263,502
3.735% 10/1/33 (f)	189,018	184,230
3.746% 12/1/34 (f)	190,566	186,383
3.75% 1/1/34 (f)	166,139	161,729
3.757% 10/1/33 (f)	171,276	167,177
3.77% 12/1/34 (f)	39,199	38,387
3.791% 6/1/34 (f)	788,173	764,552
3.81% 6/1/33 (f)	141,250	138,572
3.82% 10/1/33 (f)	2,014,806	1,968,465
3.837% 4/1/33 (f)	515,515	506,091
3.84% 1/1/35 (f)	489,437	479,051
3.843% 1/1/35 (f)	155,015	151,566
3.851% 10/1/33 (f)	4,338,876	4,249,234
3.866% 1/1/35 (f)	295,411	290,091
3.879% 6/1/33 (f)	713,086	700,236
3.897% 10/1/34 (f)	200,045	197,086
3.923% 5/1/34 (f)	47,930	48,230
3.926% 12/1/34 (f)	163,571	160,802
3.939% 6/1/34 (f)	1,236,663	1,203,756
3.94% 11/1/34 (f)	339,720	335,667
3.951% 1/1/35 (f)	204,815	201,833
3.952% 12/1/34 (f)	160,620	158,458
3.952% 12/1/34 (f)	1,106,695	1,090,836
3.957% 5/1/33 (f)	63,762	62,660
3.987% 12/1/34 (f)	196,290	192,967
3.997% 12/1/34 (f)	115,566	113,929
3.997% 1/1/35 (f)	131,241	129,437
4.004% 2/1/35 (f)	143,817	141,755
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.015% 12/1/34 (f)	$ 294,679	$ 291,072
4.022% 1/1/35 (f)	308,540	304,276
4.037% 1/1/35 (f)	133,488	131,762
4.037% 1/1/35 (f)	75,385	74,311
4.039% 2/1/35 (f)	149,026	146,917
4.049% 10/1/18 (f)	145,157	142,430
4.065% 1/1/35 (f)	292,448	288,113
4.077% 2/1/35 (f)	267,068	263,514
4.082% 4/1/33 (f)	57,637	56,923
4.084% 2/1/35 (f)	105,565	104,111
4.089% 2/1/35 (f)	97,350	96,059
4.092% 11/1/34 (f)	239,000	236,653
4.1% 2/1/35 (f)	523,087	516,554
4.106% 1/1/35 (f)	308,364	304,235
4.114% 1/1/35 (f)	308,396	304,340
4.116% 2/1/35 (f)	352,844	348,257
4.129% 1/1/35 (f)	525,165	518,543
4.142% 7/1/34 (f)	823,823	803,672
4.144% 1/1/35 (f)	460,457	455,728
4.149% 2/1/35 (f)	260,749	257,461
4.161% 1/1/35 (f)	552,466	549,013
4.172% 1/1/35 (f)	367,112	356,943
4.177% 1/1/35 (f)	259,266	256,085
4.178% 10/1/34 (f)	403,227	399,070
4.179% 10/1/34 (f)	455,552	451,976
4.179% 11/1/34 (f)	65,376	64,486
4.202% 1/1/35 (f)	147,972	146,206
4.25% 1/1/34 (f)	253,370	248,577
4.25% 2/1/34 (f)	204,629	200,717
4.25% 2/1/35 (f)	179,308	174,338
4.25% 2/1/35 (f)	90,262	89,292
4.274% 8/1/33 (f)	340,033	335,786
4.275% 3/1/35 (f)	164,269	162,175
4.283% 7/1/34 (f)	137,916	137,374
4.289% 12/1/34 (f)	97,350	95,957
4.294% 1/1/34 (f)	1,246,162	1,223,632
4.297% 1/1/34 (f)	230,549	226,470
4.3% 10/1/34 (f)	55,298	54,784
4.306% 5/1/35 (f)	227,325	224,745
4.307% 3/1/33 (f)	206,398	204,078
4.307% 10/1/33 (f)	74,483	73,352
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.314% 3/1/33 (f)	$ 92,784	$ 90,202
4.323% 6/1/33 (f)	96,118	95,034
4.327% 3/1/35 (f)	379,238	374,820
4.333% 9/1/34 (f)	231,249	230,622
4.348% 9/1/34 (f)	522,985	522,028
4.351% 10/1/34 (f)	593,227	588,558
4.355% 1/1/35 (f)	182,693	177,929
4.356% 1/1/35 (f)	523,956	518,774
4.362% 2/1/34 (f)	398,678	392,152
4.366% 4/1/35 (f)	105,354	104,084
4.392% 12/1/34 (f)	834,908	826,092
4.396% 10/1/34 (f)	935,085	915,850
4.396% 2/1/35 (f)	269,648	262,669
4.396% 5/1/35 (f)	498,009	492,610
4.401% 10/1/34 (f)	713,208	707,538
4.401% 10/1/34 (f)	1,807,897	1,790,577
4.407% 11/1/34 (f)	469,983	465,763
4.429% 10/1/34 (f)	820,680	816,396
4.431% 1/1/35 (f)	211,669	209,584
4.44% 3/1/35 (f)	245,475	239,309
4.459% 8/1/34 (f)	530,862	522,315
4.473% 5/1/35 (f)	146,655	145,032
4.48% 5/1/35 (f)	1,437,122	1,427,881
4.486% 1/1/35 (f)	237,273	235,306
4.498% 8/1/34 (f)	347,675	348,478
4.513% 10/1/35 (f)	90,948	89,781
4.515% 8/1/35 (f)	407,641	402,892
4.529% 7/1/34 (f)	213,070	211,785
4.536% 2/1/35 (f)	1,106,670	1,097,374
4.545% 2/1/35 (f)	158,584	157,161
4.545% 7/1/35 (f)	609,389	602,686
4.547% 2/1/35 (f)	111,758	110,846
4.553% 1/1/35 (f)	343,797	341,067
4.555% 9/1/34 (f)	617,017	616,240
4.564% 7/1/35 (f)	501,775	496,627
4.572% 6/1/35 (f)	561,054	555,696
4.586% 2/1/35 (f)	723,803	708,313
4.593% 8/1/34 (f)	206,240	205,461
4.605% 2/1/35 (f)	761,156	750,393
4.643% 1/1/33 (f)	108,776	108,006
4.658% 3/1/35 (f)	80,670	80,060
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.666% 3/1/35 (f)	$ 1,351,373	$ 1,341,603
4.684% 9/1/34 (f)	62,824	63,203
4.708% 10/1/32 (f)	34,758	34,632
4.713% 6/1/35 (f)	1,450,641	1,439,834
4.726% 7/1/34 (f)	513,573	506,794
4.73% 2/1/33 (f)	31,493	31,306
4.732% 10/1/32 (f)	47,891	48,407
4.733% 10/1/34 (f)	618,219	609,613
4.746% 1/1/35 (f)	26,647	26,481
4.791% 12/1/34 (f)	176,231	173,279
4.797% 12/1/32 (f)	238,992	238,111
4.811% 8/1/34 (f)	175,142	174,639
4.815% 5/1/33 (f)	10,553	10,502
4.817% 2/1/33 (f)	254,590	253,245
4.82% 11/1/34 (f)	509,934	502,147
4.834% 10/1/35 (f)	709,099	704,228
4.861% 10/1/35 (f)	456,227	449,712
4.863% 1/1/35 (f)	3,239,479	3,192,280
4.875% 7/1/34 (f)	757,160	749,195
4.918% 2/1/35 (f)	1,739,079	1,715,845
4.988% 11/1/32 (f)	128,610	128,861
4.989% 12/1/32 (f)	16,829	16,825
5% 3/1/18 to 6/1/18	3,220,769	3,141,361
5.002% 4/1/35 (f)	536,726	534,493
5.007% 9/1/34 (f)	2,322,559	2,301,773
5.016% 2/1/35 (f)	68,992	68,726
5.023% 7/1/34 (f)	91,606	90,907
5.063% 11/1/34 (f)	38,222	38,389
5.094% 9/1/34 (f)	188,747	187,495
5.097% 5/1/35 (f)	1,090,128	1,087,021
5.108% 1/1/34 (f)	153,732	153,729
5.154% 1/1/36 (f)	1,614,938	1,608,817
5.179% 5/1/35 (f)	655,048	649,113
5.184% 8/1/33 (f)	243,203	242,505
5.202% 6/1/35 (f)	762,511	761,413
5.24% 3/1/35 (f)	106,399	105,638
5.294% 7/1/35 (f)	98,265	98,191
5.349% 12/1/34 (f)	285,145	284,544
5.5% 7/1/13 to 5/1/25	17,052,948	16,854,954
6.5% 2/1/08 to 3/1/35	10,997,263	11,167,725
7% 3/1/08 to 6/1/32	1,158,112	1,183,350
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
7.5% 5/1/12 to 10/1/14	$ 99,536	$ 102,666
11.5% 11/1/15	54,722	59,022
TOTAL FANNIE MAE		97,773,234
Freddie Mac - 2.1%
4.042% 12/1/34 (f)	174,766	171,779
4.086% 12/1/34 (f)	255,065	250,928
4.133% 1/1/35 (f)	775,182	762,888
4.26% 3/1/35 (f)	234,810	231,281
4.288% 5/1/35 (f)	412,407	406,683
4.3% 12/1/34 (f)	270,667	262,631
4.324% 10/1/34 (f)	420,387	416,919
4.33% 2/1/35 (f)	498,272	491,112
4.383% 2/1/35 (f)	268,895	261,113
4.408% 8/1/35 (f)	4,267,700	4,193,613
4.441% 2/1/34 (f)	238,633	234,156
4.445% 3/1/35 (f)	260,329	253,230
4.457% 6/1/35 (f)	383,035	377,451
4.461% 3/1/35 (f)	283,756	275,958
4.545% 2/1/35 (f)	414,808	404,139
4.783% 10/1/32 (f)	29,638	29,709
4.86% 3/1/33 (f)	92,398	91,731
4.929% 11/1/35 (f)	1,020,111	1,010,349
5.004% 4/1/35 (f)	1,248,639	1,240,398
5.258% 1/1/36 (f)	1,032,585	1,027,856
5.321% 6/1/35 (f)	788,406	781,681
5.5% 8/1/21 (d)	7,571,204	7,485,877
5.5% 7/1/23 to 4/1/24	4,232,071	4,146,414
5.512% 8/1/33 (f)	116,062	116,024
5.621% 12/1/35 (f)	1,732,909	1,739,040
5.639% 4/1/32 (f)	43,149	43,718
5.886% 6/1/35 (f)	456,494	459,192
8.5% 5/1/26 to 7/1/28	190,737	204,354
12% 11/1/19	14,382	16,065
TOTAL FREDDIE MAC		27,386,289
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - 0.1%
4.25% 7/20/34 (f)	$ 693,404	$ 683,800
7% 1/15/25 to 6/15/32	931,129	965,259
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		1,649,059
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $128,499,149)		126,808,582
Asset-Backed Securities - 21.4%

Accredited Mortgage Loan Trust:
Series 2003-2 Class A1, 4.23% 10/25/33	888,732	851,962
Series 2003-3 Class A1, 4.46% 1/25/34	889,843	841,558
Series 2004-2 Class A2, 5.685% 7/25/34 (f)	939,976	943,095
Series 2004-4 Class A2D, 5.735% 1/25/35 (f)	475,309	476,911
ACE Securities Corp. Series 2003-HE1:
Class M1, 6.035% 11/25/33 (f)	405,273	406,952
Class M2, 7.085% 11/25/33 (f)	270,000	273,041
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (c)	2,000,000	1,951,956
American Express Credit Account Master Trust Series 2004-C Class C, 5.8688% 2/15/12 (c)(f)	1,627,367	1,631,484
AmeriCredit Automobile Receivables Trust:
Series 2004-1:
Class B, 3.7% 1/6/09	150,000	148,798
Class C, 4.22% 7/6/09	155,000	152,625
Class D, 5.07% 7/6/10	1,105,000	1,092,698
Series 2004-CA Class A4, 3.61% 5/6/11	630,000	614,955
Series 2005-1 Class D, 5.04% 5/6/11	2,500,000	2,456,147
Series 2005-CF Class A4, 4.63% 6/6/12	2,895,000	2,840,889
Series 2005-DA Class A4, 5.02% 11/6/12	4,150,000	4,108,073
Series 2006-1 Class D, 5.49% 4/6/12	1,115,000	1,105,285
Series 2006-RM Class A1, 5.37% 10/6/09	3,000,000	2,997,400
Ameriquest Mortgage Securities, Inc.:
Series 2004-R10 Class M1, 6.085% 11/25/34 (f)	1,370,000	1,378,624
Series 2004-R11 Class M1, 6.045% 11/25/34 (f)	2,040,000	2,055,343
Series 2004-R9:
Class A3, 5.705% 10/25/34 (f)	80,422	80,433
Class M2, 6.035% 10/25/34 (f)	1,515,000	1,526,714
Class M4, 6.555% 10/25/34 (f)	1,945,000	1,971,698
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 5.715% 6/25/32 (f)	174,015	174,633
Asset-Backed Securities - continued
	Principal Amount	Value
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (c)	$ 4,100,000	$ 4,010,242
Argent Securities, Inc.:
Series 2003-W3 Class M2, 7.185% 9/25/33 (f)	3,100,000	3,136,809
Series 2003-W7:
Class A2, 5.775% 3/1/34 (f)	216,120	216,488
Class M1, 6.075% 3/1/34 (f)	2,500,000	2,519,193
Series 2003-W9 Class M1, 6.075% 3/25/34 (f)	1,800,000	1,810,394
Series 2004-W5 Class M1, 5.985% 4/25/34 (f)	830,000	830,972
Series 2004-W9 Class M3, 6.985% 6/26/34 (f)	2,230,000	2,269,607
Arran Funding Ltd. Series 2005-A Class C, 5.1875% 12/15/10 (f)	3,530,000	3,528,941
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 6.535% 1/25/34 (f)	485,000	493,229
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 5.7288% 12/15/33 (f)	163,782	164,298
Series 2004-HE3 Class M2, 6.505% 6/25/34 (f)	700,000	707,583
Series 2004-HE6 Class A2, 5.745% 6/25/34 (f)	1,797,910	1,802,207
Series 2005-HE2:
Class M1, 5.835% 3/25/35 (f)	1,830,000	1,840,310
Class M2, 5.885% 3/25/35 (f)	460,000	463,584
Series 2005-HE3 Class A4, 5.585% 4/25/35 (f)	2,634,643	2,635,664
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.82% 5/28/44 (f)	1,247,023	1,249,176
Bayview Financial Asset Trust Series 2003-F Class A, 5.9% 9/28/43 (f)	1,050,798	1,051,307
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.85% 2/28/44 (f)	761,928	763,432
Bear Stearns Asset Backed Securities I:
Series 2004-BO1:
Class M2, 6.135% 9/25/34 (f)	794,000	803,781
Class M3, 6.435% 9/25/34 (f)	540,000	546,569
Class M4, 6.585% 9/25/34 (f)	460,000	468,144
Class M5, 6.785% 9/25/34 (f)	435,000	443,127
Series 2004-HE8:
Class M1, 6.035% 9/25/34 (f)	1,800,000	1,811,292
Class M2, 6.585% 9/25/34 (f)	890,000	894,817
BMW Vehicle Owner Trust Series 2005-A Class B, 4.42% 4/25/11	1,035,000	1,016,954
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.7438% 6/15/10 (f)	1,240,000	1,245,864
Series 2006-1 Class B, 5.26% 10/15/10	500,000	495,688
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Auto Finance Trust:
Series 2005-BSS:
Class B, 4.32% 5/15/10	$ 1,430,000	$ 1,399,487
Series D, 4.8% 9/15/12	1,220,000	1,180,787
Series 2006-B Class A3A, 5.45% 2/15/11 (d)	2,500,000	2,502,375
Capital One Master Trust:
Series 2001-1 Class B, 5.8788% 12/15/10 (f)	1,700,000	1,707,351
Series 2001-6 Class C, 6.7% 6/15/11 (c)	3,200,000	3,269,125
Series 2001-8A Class A, 4.6% 8/17/09	1,390,000	1,387,623
Capital One Prime Auto Receivable Trust Series 2005-1 Class B, 4.58% 8/15/12	1,850,000	1,805,735
Capital Trust Ltd. Series 2004-1:
Class A2, 5.8281% 7/20/39 (c)(f)	645,000	645,984
Class B, 6.1281% 7/20/39 (c)(f)	340,000	342,658
Class C, 6.4781% 7/20/39 (c)(f)	435,000	438,023
Carmax Auto Owner Trust Series 2006-1 Class C, 5.76% 11/15/12	6,935,000	6,940,352
Caterpillar Financial Asset Trust Series 2006-A Class A3, 5.57% 5/25/10	2,700,000	2,699,750
CDC Mortgage Capital Trust Series 2002-HE2 Class M1, 6.085% 1/25/33 (f)	835,059	835,457
Chase Credit Card Master Trust Series 2003-6 Class B, 5.7188% 2/15/11 (f)	2,150,000	2,164,067
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.5688% 5/15/09 (f)	875,000	874,989
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.8388% 6/15/12 (f)	3,305,000	3,323,566
Series 2006-C3 Class C3, 5.5988% 6/15/11 (f)	2,905,000	2,905,000
CIT Equipment Collateral Trust Series 2006-VT1:
Class A3, 5.13% 12/21/08	2,870,000	2,859,068
Class B, 5.23% 2/20/13	962,131	958,996
Class D, 5.48% 2/20/13	1,071,381	1,063,868
Citibank Credit Card Issuance Trust:
Series 2002-C1 Class C1, 6.15% 2/9/09 (f)	3,000,000	3,011,556
Series 2003-C1 Class C1, 6.5888% 4/7/10 (f)	2,600,000	2,639,514
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 5.795% 12/25/33 (c)(f)	1,185,391	1,185,391
CNH Equipment Trust Series 2005-B Class B, 4.57% 7/16/12	830,000	796,418
College Loan Corp. Trust I Series 2006-1 Class AIO, 10% 7/25/08 (h)	5,690,000	1,065,986
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class M2, 7.385% 9/25/32 (f)	1,581,188	1,587,554
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-2:
Class 3A4, 5.635% 7/25/34 (f)	$ 427,968	$ 428,180
Class M1, 5.885% 5/25/34 (f)	1,075,000	1,079,169
Series 2004-3 Class 3A4, 5.635% 8/25/34 (f)	783,097	784,087
Series 2004-4:
Class A, 5.755% 8/25/34 (f)	180,053	180,249
Class M1, 5.865% 7/25/34 (f)	775,000	779,763
Class M2, 5.915% 6/25/34 (f)	920,000	924,806
CPS Auto Receivables Trust Series 2006-B Class A3, 5.73% 6/15/16 (c)	1,245,000	1,251,031
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A Class C, 5.074% 6/15/35 (c)	974,000	950,851
CS First Boston Mortgage Securities Corp.:
Series 2004-FRE1:
Class B1, 7.185% 4/25/34 (f)	1,295,000	1,294,980
Class M3, 6.035% 4/25/34 (f)	88,645	88,644
Series 2005-FIX1 Class A2, 4.31% 5/25/35	2,090,000	2,049,664
Discover Card Master Trust I Series 2003-4 Class B1, 5.6988% 5/16/11 (f)	1,775,000	1,784,171
Diversified REIT Trust Series 2000-1A Class A2, 6.971% 3/8/10 (c)	1,500,000	1,531,464
Drive Auto Receivables Trust:
Series 2005-1 Class A3, 3.75% 4/15/09 (c)	1,035,000	1,025,565
Series 2005-3 Class A3, 4.99% 10/15/10 (c)	2,665,000	2,643,885
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 5.6867% 5/28/35 (f)	565,258	565,170
Class AB3, 5.8394% 5/28/35 (f)	232,691	232,727
Class AB8, 5.7933% 5/28/35 (f)	57,296	57,287
Fieldstone Mortgage Investment Corp. Series 2006-2:
Class 2A2, 5.555% 7/25/36 (f)	1,240,000	1,240,000
Class M1, 5.695% 7/25/36 (f)	2,480,000	2,480,000
First Franklin Mortgage Loan Trust Series 2006-FF4N Class N1, 5.5% 3/25/36 (c)	650,541	649,539
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (c)	1,220,000	1,208,776
Ford Credit Auto Owner Trust Series 2005-A:
Class A4, 3.72% 10/15/09	4,100,000	4,003,538
Class B, 3.88% 1/15/10	590,000	572,831
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 5.835% 2/25/34 (f)	93,578	93,705
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust: - continued
Class M2, 5.885% 2/25/34 (f)	$ 150,000	$ 150,276
Series 2004-A Class M2, 6.535% 1/25/34 (f)	1,000,391	1,005,879
Series 2004-C:
Class M1, 6.035% 8/25/34 (f)	1,120,000	1,132,236
Class M3, 6.535% 8/25/34 (f)	3,000,000	3,048,673
Series 2004-D:
Class M4, 6.335% 11/25/34 (f)	295,000	297,523
Class M5, 6.385% 11/25/34 (f)	245,000	247,207
Series 2005-A Class 2A2, 5.625% 2/25/35 (f)	1,812,308	1,813,664
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	1,440,000	1,414,575
GE Business Loan Trust:
Series 2004-2 Class A, 0.8454% 12/15/08 (c)(h)	74,358,997	957,528
Series 2005-2 Class IO, 0.5242% 9/15/17 (c)(h)	134,240,000	1,347,770
Greenpoint Credit LLC Series 2001-1 Class 1A, 5.7181% 4/20/32 (f)	598,107	598,007
GSAMP Trust:
Series 2002-NC1 Class A2, 5.705% 7/25/32 (f)	4,389	4,445
Series 2003-HE2 Class M1, 6.035% 8/25/33 (f)	650,000	652,979
Series 2005-MTR1 Class A1, 5.525% 10/25/35 (f)	2,268,611	2,268,611
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 6.465% 5/25/30 (c)(f)	4,180,000	4,180,000
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 7.3781% 9/20/09 (c)(f)	4,400,000	4,406,177
Home Equity Asset Trust:
Series 2002-2 Class A4, 5.735% 6/25/32 (f)	5,664	5,667
Series 2003-3 Class A4, 5.845% 2/25/33 (f)	493	493
Series 2003-5 Class A2, 5.735% 12/25/33 (f)	92,965	93,211
Series 2003-7 Class A2, 5.765% 3/25/34 (f)	223,916	224,019
Series 2003-8 Class M1, 6.105% 4/25/34 (f)	845,000	853,367
Series 2004-1 Class M2, 6.585% 6/25/34 (f)	655,000	661,554
Series 2004-2 Class A2, 5.675% 7/25/34 (f)	102,215	102,262
Series 2004-3:
Class M1, 5.955% 8/25/34 (f)	425,000	426,989
Class M2, 6.585% 8/25/34 (f)	465,000	471,249
Series 2004-6 Class A2, 5.735% 12/25/34 (f)	1,166,992	1,169,522
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	1,170,000	1,142,495
Household Home Equity Loan Trust Series 2003-2 Class M, 5.9581% 9/20/33 (f)	153,813	153,921
Household Mortgage Loan Trust Series 2004-HC1 Class A, 5.7281% 2/20/34 (f)	403,820	404,101
Asset-Backed Securities - continued
	Principal Amount	Value
Household Private Label Credit Card Master Note Trust I Series 2002-2 Class B, 5.9188% 1/18/11 (f)	$ 1,000,000	$ 1,002,461
HSBC Automotive Trust:
Series 2006-1 Class A3, 5.43% 6/17/11	2,100,000	2,102,517
Series 2006-2 Class A4, 5.67% 6/17/13	3,500,000	3,523,379
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.8381% 1/20/35 (f)	382,320	383,171
Class M2, 5.8681% 1/20/35 (f)	286,740	287,754
Series 2005-3 Class A1, 5.5269% 1/20/35 (f)	2,342,022	2,344,173
Hyundai Auto Receivables Trust Series 2005-A:
Class B, 4.2% 2/15/12	1,115,000	1,086,531
Class C, 4.22% 2/15/12	185,000	181,051
John Deere Owner Trust Series 2006-A Class A3, 5.38% 7/15/10	3,260,000	3,260,750
Lancer Funding Ltd. Series 2006-1A Class A3, 7.1856% 4/6/46 (c)(f)	995,181	997,669
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (c)	1,095,585	1,076,968
Series 2006-1A:
Class B, 5.827% 4/20/28 (c)	302,245	302,553
Class C, 6.125% 4/20/28 (c)	302,245	302,548
MASTR Asset Backed Securities Trust Series 2004-FRE1 Class M1, 5.935% 7/25/34 (f)	1,146,000	1,148,238
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 5.7288% 1/15/09 (f)	4,750,000	4,749,529
Series 2002-B1 Class B1, 5.15% 7/15/09	1,025,000	1,022,696
Series 2002-B2 Class B2, 5.7488% 10/15/09 (f)	3,600,000	3,608,671
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 5.8369% 9/15/10 (f)	1,500,000	1,506,900
Series 1998-G Class B, 5.7688% 2/17/09 (f)	1,550,000	1,550,434
Series 2000-L Class B, 5.8688% 4/15/10 (f)	650,000	652,697
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 5.885% 7/25/34 (f)	425,000	425,860
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-OPT1 Class M1, 6.035% 7/25/34 (f)	1,145,000	1,152,092
Series 2004-CB6 Class A1, 5.715% 7/25/35 (f)	352,337	353,089
Series 2004-FM1 Class M2, 6.535% 1/25/35 (f)	300,000	301,570
Morgan Stanley ABS Capital I, Inc.:
Series 2004-HE6 Class A2, 5.725% 8/25/34 (f)	860,508	862,827
Series 2004-NC6 Class A2, 5.725% 7/25/34 (f)	195,783	195,960
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC1 Class M2, 6.99% 10/25/31 (f)	24,192	24,215
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2002-AM3 Class A3, 5.875% 2/25/33 (f)	$ 79,980	$ 80,171
Series 2002-HE2 Class M1, 6.085% 8/25/32 (f)	1,150,000	1,165,768
Series 2002-NC1 Class M1, 6.585% 2/25/32 (c)(f)	616,912	633,964
Series 2003-NC1 Class M1, 6.435% 11/25/32 (f)	500,739	502,172
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (c)(f)(h)	1,725,000	475,588
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	1,885,000	797,506
Series 2005-2 Class AIO, 7.73% 3/25/12 (h)	1,265,000	318,641
Series 2005-3W Class AIO1, 4.8% 7/25/12 (h)	4,090,000	697,018
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	900,000	188,121
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	1,165,000	1,134,747
Nissan Auto Lease Trust Series 2005-A Class A3, 4.7% 10/15/08	3,120,000	3,096,068
Nissan Auto Receivables Owner Trust Series 2005-A Class A4, 3.82% 7/15/10	1,210,000	1,178,489
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 4.74% 10/30/45	1,695,000	1,665,114
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	851,348	842,991
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-4 Class A2A1, 5.505% 8/25/36 (f)	2,092,771	2,093,090
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 6.485% 1/25/35 (f)	1,905,000	1,932,129
Series 2004-WCW1:
Class M1, 6.015% 9/25/34 (f)	640,000	647,836
Class M2, 6.065% 9/25/34 (f)	380,000	383,488
Class M3, 6.635% 9/25/34 (f)	730,000	738,899
Class M4, 6.835% 9/25/34 (f)	1,000,000	1,011,793
Series 2004-WCW2 Class A2, 5.765% 10/25/34 (f)	553,830	554,581
Series 2004-WHQ2 Class A3E, 5.805% 2/25/35 (f)	820,146	822,269
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ2 Class A1, 3.6% 4/25/33	344,302	334,449
Series 2004-RS10 Class MII2, 6.635% 10/25/34 (f)	2,600,000	2,652,015
Series 2005-SP2 Class 1A1, 5.535% 5/25/44 (f)	1,233,899	1,234,170
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (c)	471,486	450,987
Saxon Asset Securities Trust Series 2004-2 Class MV1, 5.965% 8/25/35 (f)	980,000	983,899
SBA CMBS Trust Series 2005-1A:
Class D, 6.219% 11/15/35 (c)	1,370,000	1,364,722
Class E, 6.706% 11/15/35 (c)	365,000	360,399
Asset-Backed Securities - continued
	Principal Amount	Value
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1:
Class A2, 5.635% 2/25/34 (f)	$ 322,746	$ 322,742
Class M1, 5.905% 2/25/34 (f)	610,000	612,165
Sierra Timeshare Receivables Fund LLC Series 2006-1A:
Class A1, 5.84% 5/20/18 (c)	2,070,000	2,083,712
Class A2, 5.4994% 5/20/18 (c)(f)	5,840,000	5,837,991
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 5.11% 6/15/21 (f)	1,800,000	1,810,142
Series 2004-A:
Class B, 5.9094% 6/15/33 (f)	400,000	405,548
Class C, 6.2794% 6/15/33 (f)	1,020,000	1,032,251
Series 2004-B Class C, 5.78% 9/15/33 (f)	1,900,000	1,899,658
SLMA Student Loan Trust Series 2005-7 Class A3, 4.41% 7/25/25	2,500,000	2,455,275
Structured Asset Securities Corp. Series 2005-5N Class 3A1A, 5.685% 11/25/35 (f)	2,595,651	2,597,825
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.8188% 3/15/11 (c)(f)	2,520,000	2,520,000
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.5688% 6/15/10 (f)	1,405,000	1,407,695
Terwin Mortgage Trust Series 2003-4HE Class A1, 5.815% 9/25/34 (f)	216,053	217,074
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	598,781	598,190
Volkswagen Auto Lease Trust:
Series 2004-A Class A3, 2.84% 7/20/07	785,853	783,819
Series 2005-A Class A4, 3.94% 10/20/10	3,625,000	3,565,699
WFS Financial Owner Trust:
Series 2004-3:
Class A4, 3.93% 2/17/12	5,000,000	4,902,814
Class D, 4.07% 2/17/12	647,399	638,944
Series 2004-4 Class D, 3.58% 5/17/12	553,782	542,827
Series 2005-1 Class D, 4.09% 8/15/12	486,703	478,293
Series 2005-3 Class C, 4.54% 5/17/13	850,000	832,675
Whinstone Capital Management Ltd. Series 1A Class B3, 6.385% 10/25/44 (c)(f)	3,320,000	3,320,000
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09	1,053,993	1,041,282
TOTAL ASSET-BACKED SECURITIES (Cost $277,419,586)		276,680,116
Collateralized Mortgage Obligations - 12.3%
	Principal Amount	Value
Private Sponsor - 7.0%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.785% 1/25/34 (f)	$ 467,483	$ 469,452
Series 2004-2 Class 7A3, 5.785% 2/25/35 (f)	1,028,134	1,031,701
Series 2004-4 Class 5A2, 5.785% 3/25/35 (f)	413,375	414,061
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1058% 8/25/35 (f)	2,838,086	2,818,006
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.665% 1/25/35 (f)	690,295	691,420
Series 2005-2 Class 1A1, 5.635% 3/25/35 (f)	1,673,546	1,673,788
Series 2005-5 Class 1A1, 5.605% 7/25/35 (f)	1,140,461	1,140,342
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	582,436	579,473
Series 2002-32 Class 2A3, 5% 1/25/18	11,131	11,090
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 5.755% 5/25/34 (f)	171,027	170,924
Series 2004-AR5 Class 11A2, 5.755% 6/25/34 (f)	246,595	246,783
Series 2004-AR8 Class 8A2, 5.765% 9/25/34 (f)	408,534	410,523
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 5.6894% 12/20/54 (f)	1,800,000	1,799,820
Series 2005-4:
Class C1, 5.6194% 12/20/54 (f)	1,350,000	1,350,000
Class M2, 5.4694% 12/20/54 (f)	1,300,000	1,300,051
Series 2006-1A Class C2, 5.7894% 12/20/54 (c)(f)	1,100,000	1,099,791
Series 2006-2 Class C1, 5.97% 12/20/54 (f)	2,575,000	2,575,515
Granite Mortgages PLC floater Series 2004-2 Class 1C, 6.1138% 6/20/44 (f)	120,385	120,508
Holmes Financing No. 8 PLC floater Series 2:
Class B, 5.6769% 7/15/40 (f)	565,000	565,177
Class C, 6.2269% 7/15/40 (f)	1,295,000	1,297,024
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.835% 10/25/34 (f)	1,404,873	1,410,292
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 5.775% 10/25/34 (f)	410,483	411,432
Series 2004-9:
Class M2, 6.035% 1/25/35 (f)	499,282	501,063
Class M3, 6.085% 1/25/35 (f)	370,115	371,333
Class M4, 6.435% 1/25/35 (f)	188,783	189,282
Series 2005-1:
Class M1, 5.845% 4/25/35 (f)	460,076	460,983
Class M2, 5.885% 4/25/35 (f)	793,630	795,086
Class M3, 5.915% 4/25/35 (f)	195,532	196,241
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9596% 11/25/35 (f)	$ 400,000	$ 391,906
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.7838% 9/26/45 (c)(f)	1,149,142	1,150,938
Lehman XS Trust floater Series 2006-GP1 Class A1, 5.475% 5/25/46 (f)	3,593,787	3,593,787
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	245,567	241,423
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.236% 8/25/17 (f)	1,100,420	1,111,729
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 5.655% 3/25/35 (f)	874,649	876,523
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 5.775% 3/25/28 (f)	1,089,660	1,095,913
Series 2003-F Class A2, 5.42% 10/25/28 (f)	1,312,986	1,313,701
Series 2004-B Class A2, 5.5875% 6/25/29 (f)	1,877,844	1,877,267
Series 2004-C Class A2, 5.01% 7/25/29 (f)	1,190,026	1,188,342
Series 2004-D Class A2, 5.3238% 9/25/29 (f)	1,111,306	1,111,332
Series 2003-E Class XA1, 0.9453% 10/25/28 (f)(h)	6,185,119	46,995
Series 2003-G Class XA1, 1% 1/25/29 (h)	5,410,405	42,063
Series 2003-H Class XA1, 1% 1/25/29 (c)(h)	4,706,746	42,108
MortgageIT Trust floater Series 2004-2:
Class A1, 5.755% 12/25/34 (f)	879,520	878,884
Class A2, 5.835% 12/25/34 (f)	1,188,981	1,199,911
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.675% 7/25/35 (f)	2,205,788	2,208,201
Permanent Financing No. 3 PLC floater Series 2 Class C, 6.35% 6/10/42 (f)	605,000	606,630
Permanent Financing No. 4 PLC floater Series 2:
Class C, 6.02% 6/10/42 (f)	1,495,000	1,500,877
Class M, 5.63% 6/10/42 (f)	345,000	344,703
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 5.95% 6/10/42 (f)	915,000	918,146
Series 3 Class C, 6.12% 6/10/42 (f)	1,935,000	1,954,350
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	734,680	737,232
Series 2005-AR5 Class 1A1, 4.8362% 9/19/35 (f)	794,742	787,101
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (c)(h)	17,027,149	58,960
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 5.27% 9/20/33 (f)	$ 409,184	$ 409,160
Series 2003-6 Class A2, 4.69% 11/20/33 (f)	934,549	934,334
Series 2003-7 Class A2, 5.6419% 1/20/34 (f)	1,032,532	1,032,516
Series 2004-2 Class A, 5.21% 3/20/34 (f)	453,325	453,207
Series 2004-3 Class A, 5.3063% 5/20/34 (f)	974,644	974,427
Series 2004-4 Class A, 5.48% 5/20/34 (f)	830,561	830,358
Series 2004-5 Class A3, 5.5769% 6/20/34 (f)	907,343	907,638
Series 2004-6 Class A3A, 5.8275% 6/20/35 (f)	670,472	671,257
Series 2004-7 Class A3A, 5.265% 8/20/34 (f)	800,672	802,269
Series 2004-8 Class A2, 5.31% 9/20/34 (f)	1,107,454	1,107,954
Series 2005-1 Class A2, 5.8325% 2/20/35 (f)	823,645	825,147
Series 2003-7 Class X1, 0.7868% 1/20/34 (f)(h)	45,735,682	214,386
Series 2003-8 Class X1, 0.7679% 1/20/34 (f)(h)	27,899,300	147,515
Series 2004-1 Class X1, 0.8% 2/20/34 (h)	5,809,583	32,679
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 5.585% 6/25/35 (f)	868,188	868,188
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 5.785% 9/25/33 (c)(f)	289,732	289,958
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1872% 10/20/35 (f)	320,000	314,728
WaMu Mortgage pass thru certificates floater:
Series 2005-AR11 Class A1C1, 5.585% 8/25/45 (f)	1,215,657	1,215,860
Series 2005-AR13 Class A1C1, 5.575% 10/25/45 (f)	1,107,064	1,107,176
WaMu Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	198,796	203,810
Series 2004-RA2 Class 2A, 7% 7/25/33	313,395	317,312
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-14 Class 1A1, 4.75% 12/25/18	1,612,268	1,543,243
Series 2004-M Class A3, 4.6748% 8/25/34 (f)	2,300,796	2,284,354
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	4,867,836	4,749,772
Series 2005-AR4 Class 2A2, 4.5306% 4/25/35 (f)	8,189,316	7,977,354
Series 2005-AR9 Class 2A1, 4.3622% 5/25/35 (f)	7,622,431	7,517,763
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (f)	3,295,000	3,252,415
TOTAL PRIVATE SPONSOR		90,364,963
U.S. Government Agency - 5.3%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	1,170,465	1,187,953
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae planned amortization class: - continued
Series 1994-30 Class JA, 5% 7/25/23	$ 565,452	$ 560,975
Series 2006-64 Class PA, 5.5% 2/25/30	9,257,746	9,224,468
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2006-49 Class CA, 6% 2/25/31	8,476,869	8,543,955
Series 2006-54 Class PE, 6% 2/25/33	2,532,495	2,552,897
sequential pay:
Series 2001-40 Class Z, 6% 8/25/31	1,480,697	1,486,239
Series 2003-76 Class BA, 4.5% 3/25/18	3,946,197	3,803,865
Series 2004-3 Class BA, 4% 7/25/17	167,440	160,100
Series 2004-86 Class KC, 4.5% 5/25/19	657,165	630,089
Series 2004-31 Class IA, 4.5% 6/25/10 (h)	550,255	7,312
Freddie Mac sequential pay Series 2114 Class ZM, 6% 1/15/29	658,808	661,703
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2489 Class PD, 6% 2/15/31	444,864	445,283
Series 2535 Class PC, 6% 9/15/32	1,975,000	1,979,875
Series 2625 Class QX, 2.25% 3/15/22	266,690	259,915
Series 2640 Class QG, 2% 4/15/22	343,001	333,089
Series 2660 Class ML, 3.5% 7/15/22	12,165,000	11,884,738
Series 2690 Class PD, 5% 2/15/27	2,980,000	2,928,864
Series 2755 Class LC, 4% 6/15/27	2,225,000	2,119,366
Series 2901 Class UM, 4.5% 1/15/30	5,439,636	5,284,380
sequential pay:
Series 2523 Class JB, 5% 6/15/15	1,110,663	1,103,205
Series 2609 Class UJ, 6% 2/15/17	1,622,186	1,634,907
Series 2635 Class DG, 4.5% 1/15/18	4,431,364	4,277,712
Series 2780 Class A, 4% 12/15/14	4,212,532	4,056,991
Series 2786 Class GA, 4% 8/15/17	1,881,799	1,799,201
Series 2970 Class YA, 5% 9/15/18	1,678,084	1,654,348
Series 1803 Class A, 6% 12/15/08	335,552	335,820
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	423,391	425,870
TOTAL U.S. GOVERNMENT AGENCY		69,343,120
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $160,586,772)		159,708,083
Commercial Mortgage Securities - 9.4%
	Principal Amount	Value
280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0061% 2/3/11 (c)(f)(h)	$ 15,143,438	$ 575,782
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	44,083	44,422
Series 1997-D5 Class PS1, 1.7254% 2/14/43 (f)(h)	10,153,901	395,697
Banc of America Commercial Mortgage, Inc.:
sequential pay Series 2005-1 Class A2, 4.64% 11/10/42	2,930,000	2,892,745
Series 2002-2 Class XP, 2.0159% 7/11/43 (c)(f)(h)	7,279,323	344,329
Series 2004-6 Class XP, 0.6075% 12/10/42 (f)(h)	13,838,519	279,859
Series 2005-4 Class XP, 0.3574% 7/10/45 (f)(h)	17,628,265	177,554
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class A3, 5.6888% 11/15/15 (c)(f)	684,497	684,845
Class C, 5.8388% 11/15/15 (c)(f)	235,000	235,491
Class D, 5.9188% 11/15/15 (c)(f)	365,000	365,853
Class F, 6.2688% 11/15/15 (c)(f)	260,000	260,619
Class H, 6.7688% 11/15/15 (c)(f)	235,000	235,646
Class J, 7.3188% 11/15/15 (c)(f)	245,000	245,683
Class K, 7.9688% 11/15/15 (c)(f)	220,000	219,697
Series 2006-LAQ:
Class H, 6.025% 2/9/21 (c)(f)	650,000	652,495
Class J, 6.115% 2/9/21 (c)(f)	470,000	471,801
Class K, 6.345% 2/9/21 (c)(f)	1,305,000	1,309,144
Series 2006-ESH:
Class A, 6.2288% 7/14/11 (c)(f)	1,381,181	1,378,614
Class B, 6.3288% 7/14/11 (c)(f)	688,752	686,837
Class C, 6.4788% 7/14/11 (c)(f)	1,379,342	1,374,496
Class D, 7.1088% 7/14/11 (c)(f)	801,662	799,323
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 5.965% 12/25/33 (c)(f)	2,313,083	2,320,311
Series 2004-1:
Class A, 5.745% 4/25/34 (c)(f)	1,022,854	1,025,411
Class B, 7.285% 4/25/34 (c)(f)	127,857	129,135
Class M1, 5.945% 4/25/34 (c)(f)	63,928	64,208
Class M2, 6.585% 4/25/34 (c)(f)	63,928	64,608
Series 2004-2:
Class A, 5.815% 8/25/34 (c)(f)	1,143,912	1,148,201
Class M1, 5.965% 8/25/34 (c)(f)	368,884	370,728
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2004-3:
Class A1, 5.755% 1/25/35 (c)(f)	$ 1,295,876	$ 1,299,925
Class A2, 5.805% 1/25/35 (c)(f)	202,481	202,860
Series 2005-4A:
Class A2, 5.775% 1/25/36 (c)(f)	1,538,704	1,540,628
Class B1, 6.785% 1/25/36 (c)(f)	96,169	97,191
Class M1, 5.835% 1/25/36 (c)(f)	480,845	482,197
Class M2, 5.855% 1/25/36 (c)(f)	192,338	192,879
Class M3, 5.885% 1/25/36 (c)(f)	192,338	192,759
Class M4, 5.995% 1/25/36 (c)(f)	96,169	96,590
Class M5, 6.035% 1/25/36 (c)(f)	96,169	96,650
Class M6, 6.085% 1/25/36 (c)(f)	96,169	96,470
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(h)	11,135,850	606,190
Series 2006-2A Class IO, 0.8495% 7/25/36 (c)(h)	18,059,531	1,595,903
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2004-BBA3 Class E, 6.0688% 6/15/17 (c)(f)	2,265,000	2,266,026
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (c)	625,000	615,704
Series 2002-TOP8 Class X2, 2.3128% 8/15/38 (c)(f)(h)	7,763,326	502,895
Series 2003-PWR2 Class X2, 0.7123% 5/11/39 (c)(f)(h)	20,445,140	392,770
Series 2004-PWR6 Class X2, 0.8499% 11/11/41 (c)(f)(h)	8,167,168	231,364
Series 2005-PWR9 Class X2, 0.4052% 9/11/42 (c)(f)(h)	51,415,000	976,535
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.7608% 5/15/35 (c)(f)(h)	43,282,916	2,324,223
Chase Commercial Mortgage Securities Corp. sequential pay Series 1999-2 Class A1, 7.032% 1/15/32	163,762	163,817
Citigroup Commercial Mortgage Trust:
sequential pay Series 2005-EMG Class A2, 4.2211% 9/20/51 (c)	985,000	945,664
Series 2004-C2 Class XP, 1.167% 10/15/41 (c)(f)(h)	9,483,053	355,415
COMM:
floater:
Series 2002-FL6 Class G, 7.2688% 6/14/14 (c)(f)	800,000	800,004
Series 2002-FL7:
Class D, 5.9388% 11/15/14 (c)(f)	118,857	118,924
Class H, 7.6188% 11/15/14 (c)(f)	1,232,000	1,232,587
Series 2004-LBN2 Class X2, 1.1573% 3/10/39 (c)(f)(h)	3,237,429	95,247
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class B, 6.272% 9/15/30 (f)	$ 3,420,000	$ 3,465,988
Commercial Mortgage Asset Trust sequential pay Series 1999-C1 Class A3, 6.64% 1/17/32	675,000	693,360
Commercial Mortgage pass thru certificates:
floater Series 2004-HTL1:
Class B, 5.8188% 7/15/16 (c)(f)	18,416	18,428
Class D, 5.9188% 7/15/16 (c)(f)	42,855	42,884
Class E, 6.1188% 7/15/16 (c)(f)	30,103	30,136
Class F, 6.1688% 7/15/16 (c)(f)	72,411	72,499
Class H, 6.6688% 7/15/16 (c)(f)	206,928	207,467
Class J, 6.8188% 7/15/16 (c)(f)	80,225	80,576
Class K, 7.7188% 7/15/16 (c)(f)	90,132	90,683
Series 2005-LP5 Class XP, 0.5565% 5/10/43 (f)(h)	18,505,650	265,769
CS First Boston Mortgage Securities Corp.:
floater Series 2005-TFLA:
Class C, 5.6088% 2/15/20 (c)(f)	1,210,000	1,210,651
Class E, 5.6988% 2/15/20 (c)(f)	440,000	440,419
Class F, 5.7488% 2/15/20 (c)(f)	375,000	375,276
Class G, 5.8888% 2/15/20 (c)(f)	110,000	110,070
Class H, 6.1188% 2/15/20 (c)(f)	155,000	155,115
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	2,946,734	3,064,849
Series 2004-C1 Class A2, 3.516% 1/15/37	3,035,000	2,922,446
Series 2001-CK6 Class AX, 0.645% 9/15/18 (h)	18,700,652	549,969
Series 2003-C3 Class ASP, 1.7652% 5/15/38 (c)(f)(h)	22,519,015	1,082,545
Series 2004-C1 Class ASP, 1.0481% 1/15/37 (c)(f)(h)	15,583,964	454,765
Series 2005-C1 Class ASP, 0.5589% 2/15/38 (c)(f)(h)	19,352,736	306,305
Series 2005-C2 Class ASP, 0.7626% 4/15/37 (c)(f)(h)	15,881,923	397,407
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	975,000	1,005,257
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1:
Class A1A, 7.45% 6/10/33	52,091	52,036
Class A1B, 7.62% 6/10/33	1,770,000	1,889,549
EQI Financing Partnership I LP Series 1997-1 Class B, 7.37% 12/20/15 (c)	356,437	358,225
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	1,776,950	1,790,103
Commercial Mortgage Securities - continued
	Principal Amount	Value
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.7113% 5/15/33 (c)(f)(h)	$ 11,019,222	$ 365,321
GE Capital Mall Finance Corp. Series 1998-1A Class B2, 7.4977% 9/13/28 (c)(f)	1,490,000	1,538,784
GE Commercial Mortgage Corp. sequential pay Series 2004-C3 Class A2, 4.433% 7/10/39	4,015,000	3,914,114
GGP Mall Properties Trust:
floater Series 2001-C1A Class A3, 6.0688% 2/15/14 (c)(f)	420,313	420,332
sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (c)	1,252,828	1,250,805
Global Signal Trust III Series 2006-1:
Class B, 5.588% 2/15/36 (c)	735,000	726,715
Class C, 5.707% 2/15/36 (c)	910,000	900,840
GMAC Commercial Mortgage Securities, Inc.:
sequential pay:
Series 1997-C2 Class A3, 6.566% 4/15/29	739,910	746,816
Series 2003-C2 Class A1, 4.576% 5/10/40	5,052,742	4,937,739
Series 2006-C1 Class XP, 4.975% 11/10/45	1,610,408	1,592,972
Series 2004-C3 Class X2, 0.885% 12/10/41 (f)(h)	12,934,175	307,996
Series 2006-C1 Class XP, 0.3288% 11/10/45 (f)(h)	23,614,968	220,535
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (c)	1,150,000	1,133,346
Series 2003-C2 Class XP, 1.2234% 1/5/36 (c)(f)(h)	22,517,784	677,330
Series 2005-GG3 Class XP, 0.9826% 8/10/42 (c)(f)(h)	58,435,000	1,671,989
GS Mortgage Securities Corp. II sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	1,705,000	1,663,099
Guggenheim Structure Real Estate Funding Ltd. Series 2006-3:
Class B, 5.8% 9/25/46 (c)(f)	700,000	700,000
Class C, 5.95% 9/25/46 (c)(f)	1,750,000	1,750,000
Hilton Hotel Pool Trust:
sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (c)	547,959	566,261
Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	1,275,000	1,343,553
Host Marriott Pool Trust sequential pay Series 1999-HMTA:
Class A, 6.98% 8/3/15 (c)	390,690	399,341
Class B, 7.3% 8/3/15 (c)	505,000	529,754
Class D, 7.97% 8/3/15 (c)	425,000	452,324
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential pay Series 2001-C1 Class A2, 5.464% 10/12/35	$ 2,249,603	$ 2,240,545
Series 2002-C3 Class X2, 1.2396% 7/12/35 (c)(f)(h)	6,184,400	181,625
Series 2003-CB7 Class X2, 0.9443% 1/12/38 (c)(f)(h)	4,338,099	107,012
Series 2003-LN1 Class X2, 0.8495% 10/15/37 (c)(f)(h)	26,278,568	542,668
Series 2004-C1 Class X2, 1.1734% 1/15/38 (c)(f)(h)	3,989,019	131,820
Series 2004-CB8 Class X2, 1.286% 1/12/39 (c)(f)(h)	4,864,265	183,849
LB Commercial Conduit Mortgage Trust sequential pay:
Series 1998-C4 Class A1B, 6.21% 10/15/35	2,701,155	2,734,624
Series 1999-C1 Class A2, 6.78% 6/15/31	2,650,000	2,726,162
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2003-C3 Class A2, 3.086% 5/15/27	1,465,000	1,408,065
Series 2002-C4 Class XCP, 1.6646% 10/15/35 (c)(f)(h)	12,294,694	441,441
Series 2002-C7 Class XCP, 1.1074% 1/15/36 (c)(f)(h)	12,741,084	266,723
Series 2003-C1 Class XCP, 1.5174% 12/15/36 (c)(f)(h)	6,459,319	216,848
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (c)(h)	10,840,783	377,870
Series 2004-C6 Class XCP, 0.9032% 8/15/36 (c)(f)(h)	15,813,751	358,175
Series 2005-C7 Class XCP, 0.3817% 11/15/40 (f)(h)	82,165,000	854,113
Series 2006-C1 Class XCP, 0.5208% 2/15/41 (f)(h)	63,405,000	1,160,185
LB-UBS Westfield Trust Series 2001-WM Class X, 0.7814% 7/14/16 (c)(f)(h)	12,244,536	305,337
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class J, 7.4088% 12/16/14 (c)(f)	1,420,000	1,419,727
Class K1, 7.9088% 12/16/14 (c)(f)	730,000	729,260
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.7848% 7/12/34 (c)(f)(h)	4,750,221	189,823
Series 2005-GGP1 Class H, 4.374% 11/15/10 (c)	1,240,000	1,222,390
Series 2005-MCP1 Class XP, 0.7656% 6/12/43 (f)(h)	15,379,104	427,421
Series 2005-MKB2 Class XP, 0.4555% 9/12/42 (f)(h)	7,640,446	93,970
Morgan Stanley Capital I Trust Series 2006-T23 Class A1, 5.682% 8/12/41 (d)	775,000	780,919
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I, Inc.:
sequential pay:
Series 1999-LIFE Class A1, 6.97% 4/15/33	$ 323,574	$ 328,431
Series 2003-IQ5 Class A2, 4.09% 4/15/38	858,646	842,085
Series 2003-IQ5 Class X2, 1.0742% 4/15/38 (c)(f)(h)	8,613,407	267,286
Series 2003-IQ6 Class X2, 0.7264% 12/15/41 (c)(f)(h)	15,750,625	371,071
Series 2005-HQ5 Class X2, 0.5157% 1/14/42 (f)(h)	17,001,554	223,533
Series 2005-IQ9 Class X2, 1.1904% 7/15/56 (c)(f)(h)	14,860,878	615,865
Series 2005-TOP17 Class X2, 0.7877% 12/13/41 (f)(h)	11,021,706	312,234
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2002-XLF:
Class D, 6.2344% 8/5/14 (c)(f)	35,477	35,480
Class F, 7.4844% 8/5/14 (c)(f)	140,507	140,390
Series 2003-HQ2 Class X2, 1.5825% 3/12/35 (c)(f)(h)	11,724,908	571,952
Series 2003-TOP9 Class X2, 1.6672% 11/13/36 (c)(f)(h)	7,763,515	369,668
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	1,068,855	1,079,515
NationsLink Funding Corp.:
sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	75,624	75,644
Series 1999-1 Class C, 6.571% 1/20/31	1,080,000	1,103,416
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.88% 3/24/18 (c)(f)	1,147,500	1,149,652
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (c)	572,633	578,171
Class E3, 7.253% 3/15/13 (c)	842,203	859,590
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL6A:
Class A2, 5.6188% 10/15/17 (c)(f)	1,460,000	1,460,427
Class B, 5.6688% 10/15/17 (c)(f)	290,000	290,055
Class D, 5.7988% 10/15/17 (c)(f)	585,000	585,406
sequential pay Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	2,388,093	2,303,149
Series 2004-C14 Class PP, 5.3117% 8/15/41 (c)(f)	1,576,293	1,497,249
Series 2005-C18 Class XP, 0.3523% 4/15/42 (f)(h)	23,068,512	369,906
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C23 Class X, 0.0876% 1/15/45 (c)(f)(h)	$ 286,825,000	$ 2,046,726
Series 2006-C24 Class XP, 0.2791% 3/15/45 (c)(f)(h)	56,040,000	404,631
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $124,616,293)		122,199,798
Foreign Government and Government Agency Obligations - 0.1%

Chilean Republic 5.625% 7/23/07 (Cost $737,469)	740,000	740,814
Commercial Paper - 0.2%

Rockies Express Pipeline LLC 5.7422% 9/20/06 (Cost $2,975,945)	3,000,000	2,976,904
Fixed-Income Funds - 5.0%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $64,084,801)	646,075	64,271,541
Preferred Securities - 0.3%
	Principal Amount
FINANCIALS - 0.3%
Commercial Banks - 0.3%
Abbey National PLC 7.35% (f)	$ 2,150,000	2,205,856
National Westminster Bank PLC 7.75% (f)	1,430,000	1,494,751
		3,700,607
TOTAL PREFERRED SECURITIES (Cost $3,643,437)		3,700,607
Cash Equivalents - 8.5%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at:
5.3% dated 7/31/06 due 8/1/06	$ 17,343,551	$ 17,341,000
5.3% dated 7/31/06 due 8/1/06 (a)	93,392,747	93,379,000
TOTAL CASH EQUIVALENTS (Cost $110,720,000)		110,720,000
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $1,408,178,580)		1,395,626,675
NET OTHER ASSETS - (7.7)%		(99,816,950)
NET ASSETS - 100%		$ 1,295,809,725
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
176 Eurodollar 90 Day Index Contracts	Sept. 2006	$ 173,588,800	$ (463,492)
176 Eurodollar 90 Day Index Contracts	Dec. 2006	173,602,000	(378,019)
176 Eurodollar 90 Day Index Contracts	March 2007	173,641,600	(276,279)
176 Eurodollar 90 Day Index Contracts	June 2007	173,690,000	(246,354)
176 Eurodollar 90 Day Index Contracts	Sept. 2007	173,720,800	(85,454)
176 Eurodollar 90 Day Index Contracts	Dec. 2007	173,729,600	(11,604)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Eurodollar Contracts - continued
85 Eurodollar 90 Day Index Contracts	March 2008	$ 83,903,500	$ 30,060
29 Eurodollar 90 Day Index Contracts	June 2008	28,624,450	20,309
TOTAL EURODOLLAR CONTRACTS			(1,410,833)
Sold
Eurodollar Contracts
46 Eurodollar 90 Day Index Contracts	Sept. 2008	45,401,425	60,491
35 Eurodollar 90 Day Index Contracts	Dec. 2008	34,541,063	41,848
24 Eurodollar 90 Day Index Contracts	March 2009	23,683,800	26,779
15 Eurodollar 90 Day Index Contracts	June 2009	14,800,875	(1,935)
15 Eurodollar 90 Day Index Contracts	Sept. 2009	14,799,375	(1,385)
15 Eurodollar 90 Day Index Contracts	Dec. 2009	14,797,875	(1,385)
15 Eurodollar 90 Day Index Contracts	March 2010	14,796,750	(810)
14 Eurodollar 90 Day Index Contracts	June 2010	13,809,075	(231)
14 Eurodollar 90 Day Index Contracts	Sept. 2010	13,807,850	(56)
14 Eurodollar 90 Day Index Contracts	Dec. 2010	13,806,625	(231)
5 Eurodollar 90 Day Index Contracts	March 2011	4,930,688	43
TOTAL EURODOLLAR CONTRACTS			123,128
			$ (1,287,705)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34

	Oct. 2034	$ 400,000	$ 6,611
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.885% 11/25/34	Dec. 2034	405,000	6,994
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.885% 8/25/34	Sept. 2034	362,000	8,065
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	362,000	7,587
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	362,000	8,543
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	362,000	2,889
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	362,000	2,386
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34

	Oct. 2034	$ 362,000	$ 3,150
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	330,000	88
Receive monthly notional amount multiplied by 1.65% and pay Goldman Sachs upon default event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2004-2 Class M5, 6.3413% 7/25/34	August 2034	618,000	6,254
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	362,000	674
Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon default event of Morgan Stanley ABS Capital, par value of the notional amount of Morgan Stanley ABS Capital I Series 2006-HE3 Class B3, 7.2225% 4/25/36	May 2036	800,000	(4,747)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	45,620	216
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	619,000	2,604
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34

	Feb. 2034	$ 179,092	$ 383
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	900,000	8,101
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	362,000	4,325
Receive quarterly notional amount multiplied by .25% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6% 10/15/10	July 2007	2,900,000	4,466
Receive quarterly notional amount multiplied by .25% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6% 10/15/10	June 2007	1,000,000	1,600
Receive quarterly notional amount multiplied by .26% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	2,400,000	3,672
Receive quarterly notional amount multiplied by .28% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess 6.65% 8/15/11	March 2007	3,000,000	4,920
Receive quarterly notional amount multiplied by .285% and pay Deutsche Bank upon default event of ConocoPhillips, par value of the notional amount of ConocoPhillips 4.75% 10/15/12	Sept. 2011	3,200,000	(4,416)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	$ 2,045,000	$ 2,802
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	1,495,000	2,048
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,000,000	4,490
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Corp., par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	2,675,000	12,894
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Corp., par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	2,600,000	30,108
Receive semi-annually notional amount multiplied by .42% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2007	2,700,000	3,213
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	1,800,000	8,730
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive semi-annually notional amount multiplied by .88% and pay Credit Suisse First Boston upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33

	June 2011	$ 2,000,000	$ 31,700
Receive semi-annually notional amount multiplied by .88% and pay UBS upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	June 2011	2,000,000	31,420
TOTAL CREDIT DEFAULT SWAPS		38,007,712	201,770
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Oct. 2006	8,280,000	3,168
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Citibank	Sept. 2006	13,500,000	5,858
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Jan. 2007	10,000,000	4,179
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 20 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Jan. 2007	$ 3,900,000	$ 917
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Nov. 2006	12,800,000	5,965
TOTAL TOTAL RETURN SWAPS		48,480,000	20,087
		$ 86,487,712	$ 221,857
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to 147,012,454 or 11.3% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $978,906.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,053,785 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspetuck Trust 5.7869% 10/16/06	12/14/05	$ 3,235,000
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 2,852,932
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 2,743,260

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 77,249,478	$ -	$ 12,999,330	$ 64,271,541	0.8%
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,407,174,710. Net unrealized depreciation aggregated $11,548,035, of which $2,256,999 related to appreciated investment securities and $13,805,034 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

1.804833.102

FAV-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 16.2%
Automobiles - 0.5%
Harley-Davidson, Inc.	1,200	$ 68,400
Monaco Coach Corp.	2,900	30,885
Nissan Motor Co. Ltd.	19,102	205,824
Renault SA	2,600	284,121
		589,230
Diversified Consumer Services - 0.0%
Service Corp. International (SCI)	5,800	43,558
Hotels, Restaurants & Leisure - 3.2%
Applebee's International, Inc.	3,900	69,264
Brinker International, Inc.	17,220	557,928
Carnival Corp. unit	22,100	861,016
Domino's Pizza, Inc.	6,700	152,358
Gaylord Entertainment Co. (a)	6,300	240,786
Harrah's Entertainment, Inc.	1,254	75,378
OSI Restaurant Partners, Inc. (d)	16,150	466,574
Rare Hospitality International, Inc. (a)	4,700	123,610
Royal Caribbean Cruises Ltd.	24,860	842,754
WMS Industries, Inc. (a)	11,000	291,830
		3,681,498
Household Durables - 2.4%
Ethan Allen Interiors, Inc.	1,500	55,980
Jarden Corp. (a)(d)	10,600	307,294
La-Z-Boy, Inc.	7,300	93,075
Leggett & Platt, Inc.	24,300	554,526
Matsushita Electric Industrial Co. Ltd.	9,000	186,660
Newell Rubbermaid, Inc.	16,890	445,220
Sealy Corp., Inc.	16,400	224,024
Sony Corp. sponsored ADR	2,900	133,371
The Stanley Works	15,100	685,087
Whirlpool Corp.	1,000	77,190
		2,762,427
Leisure Equipment & Products - 1.3%
Brunswick Corp.	18,430	544,975
Eastman Kodak Co. (d)	39,520	879,320
Polaris Industries, Inc. (d)	2,700	103,194
		1,527,489
Media - 3.7%
CBS Corp. Class B	3,012	82,619
Clear Channel Communications, Inc.	20,300	587,685
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
E.W. Scripps Co. Class A	9,040	$ 386,279
Gannett Co., Inc.	16,200	844,344
Lamar Advertising Co. Class A (a)	8,100	397,224
Live Nation, Inc. (a)	5,862	122,868
Omnicom Group, Inc.	2,700	238,977
R.H. Donnelley Corp.	2,600	135,746
The New York Times Co. Class A (d)	18,600	412,362
The Reader's Digest Association, Inc. (non-vtg.)	19,910	271,971
Tribune Co.	14,700	436,737
Viacom, Inc. Class B (non-vtg.) (a)	8,712	303,613
		4,220,425
Multiline Retail - 1.4%
Big Lots, Inc. (a)	32,580	526,493
Dollar General Corp.	29,100	390,522
Family Dollar Stores, Inc.	28,700	652,064
		1,569,079
Specialty Retail - 3.0%
AnnTaylor Stores Corp. (a)	14,100	578,946
AutoNation, Inc. (a)	6,402	126,119
AutoZone, Inc. (a)	1,400	123,018
Best Buy Co., Inc.	3,000	136,020
Gap, Inc.	39,500	685,325
Hot Topic, Inc. (a)	8,000	117,680
OfficeMax, Inc.	21,100	867,421
Pier 1 Imports, Inc. (d)	14,530	98,804
RadioShack Corp.	2,800	45,276
Tiffany & Co., Inc.	18,400	581,256
		3,359,865
Textiles, Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc.	20,140	711,949
Warnaco Group, Inc. (a)	3,100	55,211
		767,160
TOTAL CONSUMER DISCRETIONARY		18,520,731
CONSUMER STAPLES - 5.9%
Beverages - 0.9%
Coca-Cola Enterprises, Inc.	21,175	454,416
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Cott Corp. (a)	11,700	$ 154,883
SABMiller PLC	17,300	347,411
		956,710
Food & Staples Retailing - 2.0%
Kroger Co.	17,400	398,982
Safeway, Inc.	65,820	1,848,226
		2,247,208
Food Products - 0.8%
Corn Products International, Inc.	18,200	605,332
McCormick & Co., Inc. (non-vtg.)	3,799	133,193
TreeHouse Foods, Inc. (a)	7,278	174,381
		912,906
Household Products - 0.6%
Colgate-Palmolive Co.	11,900	705,908
Personal Products - 1.0%
Avon Products, Inc.	38,500	1,116,115
Playtex Products, Inc. (a)	3,200	36,224
		1,152,339
Tobacco - 0.6%
Altria Group, Inc.	8,900	711,733
TOTAL CONSUMER STAPLES		6,686,804
ENERGY - 7.1%
Energy Equipment & Services - 6.2%
Baker Hughes, Inc.	7,100	567,645
Cameron International Corp. (a)	13,300	670,453
ENSCO International, Inc.	6,870	317,531
FMC Technologies, Inc. (a)	13,730	865,265
GlobalSantaFe Corp.	7,100	390,003
Halliburton Co.	18,800	627,168
National Oilwell Varco, Inc. (a)	15,880	1,064,595
Noble Corp.	5,390	386,733
Pride International, Inc. (a)	5,890	175,934
Smith International, Inc.	23,200	1,034,024
Transocean, Inc. (a)	6,130	473,420
Weatherford International Ltd. (a)	11,120	520,861
		7,093,632
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.9%
Cabot Oil & Gas Corp.	4,000	$ 211,000
El Paso Corp.	24,900	398,400
EOG Resources, Inc.	4,200	311,430
EXCO Resources, Inc.	7,700	99,484
		1,020,314
TOTAL ENERGY		8,113,946
FINANCIALS - 13.0%
Capital Markets - 1.2%
Ameriprise Financial, Inc.	1,000	44,600
Janus Capital Group, Inc.	11,730	189,909
Merrill Lynch & Co., Inc.	9,900	720,918
State Street Corp.	4,200	252,252
TD Ameritrade Holding Corp.	13,452	220,344
		1,428,023
Commercial Banks - 0.9%
National Australia Bank Ltd.	3,482	95,281
Popular, Inc.	3,500	62,965
UnionBanCal Corp.	1,450	89,596
Wachovia Corp.	14,650	785,680
		1,033,522
Consumer Finance - 0.1%
Capital One Financial Corp.	1,000	77,350
Diversified Financial Services - 0.7%
Bank of America Corp.	6,768	348,755
FirstRand Ltd.	20,200	50,214
JPMorgan Chase & Co.	8,100	369,522
		768,491
Insurance - 3.9%
AFLAC, Inc.	11,550	509,817
Allied World Assurance Holdings Ltd.	500	17,450
AMBAC Financial Group, Inc.	9,360	777,910
Genworth Financial, Inc. Class A (non-vtg.)	5,300	181,790
Marsh & McLennan Companies, Inc.	14,720	397,882
MBIA, Inc.	13,390	787,466
MetLife, Inc.	4,660	242,320
Montpelier Re Holdings Ltd.	1,900	34,352
Prudential Financial, Inc.	5,100	401,064
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Reinsurance Group of America, Inc.	2,100	$ 104,097
Scottish Re Group Ltd.	7,070	28,209
The St. Paul Travelers Companies, Inc.	13,030	596,774
Universal American Financial Corp. (a)	2,900	35,960
Willis Group Holdings Ltd.	11,100	361,083
		4,476,174
Real Estate Investment Trusts - 4.2%
Alexandria Real Estate Equities, Inc.	2,900	273,818
American Financial Realty Trust (SBI)	12,800	148,224
Annaly Mortgage Management, Inc.	5,800	74,298
Brandywine Realty Trust (SBI)	5,200	164,528
Developers Diversified Realty Corp.	6,300	332,514
Digital Realty Trust, Inc.	2,800	76,524
Duke Realty Corp.	6,890	256,721
Education Realty Trust, Inc.	7,100	110,973
Equity Office Properties Trust	7,600	288,116
Equity Residential (SBI)	8,900	413,939
General Growth Properties, Inc.	12,220	557,721
GMH Communities Trust	5,100	63,954
Kimco Realty Corp.	10,400	408,096
Pennsylvania (REIT) (SBI)	6,900	271,722
Public Storage, Inc.	900	72,261
Reckson Associates Realty Corp.	5,100	227,103
Trizec Properties, Inc.	8,700	250,212
United Dominion Realty Trust, Inc. (SBI)	13,700	381,545
Vornado Realty Trust	3,920	409,836
		4,782,105
Thrifts & Mortgage Finance - 2.0%
Countrywide Financial Corp.	12,860	460,774
Fannie Mae	20,740	993,653
Freddie Mac	11,370	657,868
Hudson City Bancorp, Inc.	13,400	173,798
		2,286,093
TOTAL FINANCIALS		14,851,758
HEALTH CARE - 13.9%
Biotechnology - 0.6%
Cephalon, Inc. (a)	7,400	486,476
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
MedImmune, Inc. (a)	4,600	$ 116,748
Myogen, Inc. (a)	2,142	66,102
		669,326
Health Care Equipment & Supplies - 3.4%
Baxter International, Inc.	57,164	2,400,884
Becton, Dickinson & Co.	10,370	683,590
Boston Scientific Corp. (a)	13,900	236,439
CONMED Corp. (a)	8,996	179,470
Dade Behring Holdings, Inc.	4,338	176,687
Wright Medical Group, Inc. (a)	10,700	235,721
		3,912,791
Health Care Providers & Services - 6.8%
AmerisourceBergen Corp.	8,300	356,900
Brookdale Senior Living, Inc.	5,300	246,450
Chemed Corp.	5,800	213,324
Community Health Systems, Inc. (a)	24,510	888,733
HCA, Inc.	15,140	744,282
Health Net, Inc. (a)	11,100	465,867
Laboratory Corp. of America Holdings (a)	3,500	225,470
McKesson Corp.	17,800	896,942
Medco Health Solutions, Inc. (a)	7,600	450,908
Omnicare, Inc.	8,585	388,557
Quest Diagnostics, Inc.	20,360	1,224,043
Sunrise Senior Living, Inc. (a)	5,100	147,288
Triad Hospitals, Inc. (a)	8,070	314,488
United Surgical Partners International, Inc. (a)	2,700	66,690
UnitedHealth Group, Inc.	1,800	86,094
Universal Health Services, Inc. Class B	17,570	983,920
		7,699,956
Life Sciences Tools & Services - 1.7%
Charles River Laboratories International, Inc. (a)	15,400	546,700
Fisher Scientific International, Inc. (a)	6,520	483,197
Varian, Inc. (a)	15,400	692,692
Waters Corp. (a)	6,500	264,420
		1,987,009
Pharmaceuticals - 1.4%
Forest Laboratories, Inc. (a)	1,500	69,465
Schering-Plough Corp.	50,290	1,027,928
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	13,500	$ 446,580
Wyeth	1,120	54,286
		1,598,259
TOTAL HEALTH CARE		15,867,341
INDUSTRIALS - 8.3%
Aerospace & Defense - 0.2%
Honeywell International, Inc.	7,240	280,188
Airlines - 0.8%
ACE Aviation Holdings, Inc. Class A (a)	5,600	142,227
Ryanair Holdings PLC sponsored ADR (a)	6,210	350,927
Southwest Airlines Co.	13,800	248,262
TAM SA (PN) sponsored ADR (ltd. vtg.)	8,000	215,600
		957,016
Building Products - 1.1%
American Standard Companies, Inc.	5,800	224,054
Goodman Global, Inc.	1,500	18,450
Masco Corp.	36,270	969,497
		1,212,001
Commercial Services & Supplies - 1.4%
Allied Waste Industries, Inc.	16,116	163,739
Aramark Corp. Class B	5,200	166,920
Cendant Corp.	4,100	61,541
Clean Harbors, Inc.	1,567	57,807
Navigant Consulting, Inc. (a)	11,600	221,328
Pike Electric Corp.	5,700	102,657
Steelcase, Inc. Class A	4,180	61,404
The Brink's Co.	13,300	732,697
		1,568,093
Construction & Engineering - 0.6%
Fluor Corp.	8,270	726,354
Industrial Conglomerates - 1.3%
Tyco International Ltd.	56,550	1,475,390
Machinery - 1.3%
Albany International Corp. Class A	4,350	156,296
Briggs & Stratton Corp.	13,300	340,480
Deere & Co.	5,100	370,107
Mueller Water Products, Inc. Class A	4,500	71,325
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
SPX Corp.	9,450	$ 516,443
Wabash National Corp.	4,820	68,637
		1,523,288
Road & Rail - 1.5%
Canadian National Railway Co.	6,310	253,995
Con-way, Inc.	10,000	494,800
Laidlaw International, Inc.	32,825	869,863
Old Dominion Freight Lines, Inc. (a)	1,428	46,524
		1,665,182
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	300	8,979
Macquarie Infrastructure Co. Trust	2,927	75,078
		84,057
TOTAL INDUSTRIALS		9,491,569
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 1.1%
Alcatel SA sponsored ADR (a)	20,980	236,654
Dycom Industries, Inc. (a)	20,330	365,737
Lucent Technologies, Inc. (a)	43,700	93,081
Motorola, Inc.	9,550	217,358
Nokia Corp. sponsored ADR	5,600	111,160
Nortel Networks Corp.	87,600	171,696
		1,195,686
Computers & Peripherals - 3.9%
Diebold, Inc.	12,600	509,040
Emulex Corp. (a)	2,780	41,394
Imation Corp.	3,756	152,944
Intermec, Inc. (a)	14,230	347,212
NCR Corp. (a)	19,600	629,944
Seagate Technology	58,360	1,353,952
Sun Microsystems, Inc. (a)	34,900	151,815
Western Digital Corp. (a)	71,750	1,258,495
		4,444,796
Electronic Equipment & Instruments - 5.9%
Agilent Technologies, Inc. (a)	34,800	989,712
Arrow Electronics, Inc. (a)	19,880	561,809
Avnet, Inc. (a)	31,120	566,384
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
CDW Corp.	7,100	$ 419,468
Celestica, Inc. (sub. vtg.) (a)	77,510	728,112
Flextronics International Ltd. (a)	109,270	1,239,122
Ingram Micro, Inc. Class A (a)	18,400	324,392
Mettler-Toledo International, Inc. (a)	2,760	169,823
Molex, Inc.	12,200	386,984
Solectron Corp. (a)	57,290	173,016
Symbol Technologies, Inc.	105,370	1,164,339
		6,723,161
Internet Software & Services - 0.2%
Yahoo!, Inc. (a)	8,900	241,546
IT Services - 1.9%
Ceridian Corp. (a)	53,430	1,282,854
Hewitt Associates, Inc. Class A (a)	28,300	635,901
Satyam Computer Services Ltd. sponsored ADR	7,700	271,425
		2,190,180
Office Electronics - 1.4%
Xerox Corp.	115,170	1,622,745
Semiconductors & Semiconductor Equipment - 2.9%
Actel Corp. (a)	505	6,848
AMIS Holdings, Inc. (a)	16,535	155,098
Amkor Technology, Inc. (a)	8,300	51,294
Applied Materials, Inc.	37,500	590,250
ASML Holding NV (NY Shares) (a)	33,200	660,680
DSP Group, Inc. (a)	2,469	59,157
Fairchild Semiconductor International, Inc. (a)	40,590	664,052
Maxim Integrated Products, Inc.	5,300	155,714
MKS Instruments, Inc. (a)	12,052	249,115
National Semiconductor Corp.	30,400	707,104
Spansion, Inc. Class A	3,100	43,338
		3,342,650
Software - 1.1%
Cadence Design Systems, Inc. (a)	5,400	87,426
Hyperion Solutions Corp. (a)	7,927	247,005
Symantec Corp. (a)	30,599	531,505
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)	13,700	$ 146,727
THQ, Inc. (a)	10,700	242,783
		1,255,446
TOTAL INFORMATION TECHNOLOGY		21,016,210
MATERIALS - 4.9%
Chemicals - 2.3%
Arkema sponsored ADR (a)	700	27,230
Ashland, Inc.	11,030	733,605
Bayer AG	1,084	53,365
BOC Group PLC sponsored ADR	1,900	113,696
Celanese Corp. Class A	17,275	331,853
Chemtura Corp.	59,904	515,773
Cytec Industries, Inc.	11,400	608,874
Georgia Gulf Corp.	1,800	45,828
Israel Chemicals Ltd.	19,300	91,359
OMNOVA Solutions, Inc. (a)	8,892	53,619
		2,575,202
Containers & Packaging - 1.2%
Owens-Illinois, Inc.	66,881	1,011,910
Packaging Corp. of America	14,510	332,714
		1,344,624
Metals & Mining - 1.4%
Alcan, Inc.	10,550	481,164
Alcoa, Inc.	18,370	550,182
Falconbridge Ltd.	1,500	82,542
Newmont Mining Corp.	4,780	244,879
Oregon Steel Mills, Inc. (a)	3,100	143,344
Titanium Metals Corp.	4,000	115,360
		1,617,471
TOTAL MATERIALS		5,537,297
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 2.7%
Alaska Communication Systems Group, Inc.	23,700	293,643
AT&T, Inc.	20,370	610,896
BellSouth Corp.	16,910	662,365
CenturyTel, Inc.	160	6,171
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Citizens Communications Co.	22,630	$ 290,343
Iowa Telecommunication Services, Inc.	14,495	282,363
NTELOS Holding Corp.	9,500	137,275
Philippine Long Distance Telephone Co. sponsored ADR	2,800	109,732
Verizon Communications, Inc.	15,540	525,563
Windstream Corp.	10,339	129,548
		3,047,899
Wireless Telecommunication Services - 1.1%
ALLTEL Corp.	10,000	551,700
Dobson Communications Corp. Class A (a)	31,400	210,694
MTN Group Ltd.	2,600	19,872
Sprint Nextel Corp.	23,200	459,360
		1,241,626
TOTAL TELECOMMUNICATION SERVICES		4,289,525
UTILITIES - 4.4%
Electric Utilities - 2.1%
Allegheny Energy, Inc. (a)	1,200	49,260
Edison International	14,960	619,045
Entergy Corp.	6,370	491,127
Exelon Corp.	6,900	399,510
FPL Group, Inc.	8,900	383,946
PPL Corp.	15,020	510,980
		2,453,868
Independent Power Producers & Energy Traders - 1.4%
AES Corp. (a)	18,630	369,992
Constellation Energy Group, Inc.	3,300	191,103
NRG Energy, Inc.	9,400	462,950
TXU Corp.	8,780	563,939
		1,587,984
Multi-Utilities - 0.9%
CMS Energy Corp. (a)	15,200	212,952
Dominion Resources, Inc.	2,551	200,202
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	6,000	$ 250,080
Public Service Enterprise Group, Inc.	4,800	323,664
		986,898
TOTAL UTILITIES		5,028,750
TOTAL COMMON STOCKS (Cost $104,359,646)		109,403,931
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp. Series A, 4.50%	4,300	106,640
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Owens-Illinois, Inc. 4.75%	5,170	183,018
TOTAL CONVERTIBLE PREFERRED STOCKS		289,658
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	1,300	70,135
TOTAL PREFERRED STOCKS (Cost $359,624)		359,793
Nonconvertible Bonds - 0.1%
	Principal Amount
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14	$ 10,000	9,725
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Tenet Healthcare Corp. 6.375% 12/1/11	30,000	25,500
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	$ 20,000	$ 19,400
TOTAL NONCONVERTIBLE BONDS (Cost $57,040)		54,625
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 5.3% (b)	4,213,465	4,213,465
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	2,169,150	2,169,150
TOTAL MONEY MARKET FUNDS (Cost $6,382,615)		6,382,615
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 5.26%, dated 7/31/06 due 8/1/06) (Cost $46,000)	$ 46,007	46,000
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $111,204,925)		116,246,964
NET OTHER ASSETS - (1.9)%		(2,185,874)
NET ASSETS - 100%		$ 114,061,090
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 214,020
Fidelity Securities Lending Cash Central Fund	2,373
Total	$ 216,393
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $111,286,150. Net unrealized appreciation aggregated $4,960,814, of which $11,274,722 related to appreciated investment securities and $6,313,908 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 9, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 9, 2006